UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders

Fidelity®

Capital & Income

Fund

Annual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Capital & Income Fund	-0.77%	7.59%	10.82%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Capital & Income Fund on April 30, 2002. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global high-yield bonds experienced some dramatic swings during the 12 months ending April 30, 2012, especially during the first half, but finished with a flourish to overcome earlier volatility. August and September brought a sharp downturn due to signs of slowing global economic growth, the political stalemate over raising the U.S. debt ceiling, a widening financial crisis in Europe and the downgrade by Standard & Poor's of the U.S. long-term sovereign credit rating. But a sudden reversal midway through the period helped right the ship, with high-yield markets soaring in October, driven in part by attractive valuations resulting from their earlier sell-off. A temporary setback in November was followed by a steady upward trend through period end. For the year, emerging-markets debt fared best, gaining 13.00%, as measured by the JPMorgan Emerging Markets Bond Index Global (EMBI Global). In the U.S., high-yield bonds returned 5.10%, according to The BofA Merrill LynchSM US High Yield Constrained Index, which in October saw its largest monthly increase in roughly two years. The Asian market did not fare as well, with The BofA Merrill LynchSM Asian Dollar High Yield Corporate Constrained Index advancing only 1.28%. Turning to Europe, high yield declined 7.95%, according to The BofA Merrill Lynch Euro High Yield Constrained Index.

Comments from Mark Notkin, Portfolio Manager of Fidelity® Capital & Income Fund: For the year, the fund returned -0.77%, trailing The BofA Merrill Lynch US High Yield Constrained Index. Relative performance was hurt by our out-of-index allocation to equities, which was hampered by weak stock selection. Elsewhere, our out-of-index allocation to floating-rate bank debt detracted, while high-yield bonds, the primary focus of the fund, were a bright spot. Bonds issued by Sprint Capital underperformed, mostly due to the company's decision to build out its next-generation network sooner than previously announced, which should accelerate the amount and timing of the required cash outlay. Looking at individual stocks, textbook publisher HMH Holdings struggled amid extremely tight budgets for educational spending. Shares in France-based telecommunications equipment maker Alcatel-Lucent, which I bought in July, struggled amid disappointing spending by the large telecom carriers and increased competition. The top contributor was a stake in bonds issued by global cement company CEMEX, which performed well after I established the position in December. In technology, out-of-index exposure to consumer electronics giant Apple was helpful, as the stock soared based on the tremendous success of its iPhone® device and the growing popularity of the iPad® tablet.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Capital and Income	.77%
Actual		$ 1,000.00	$ 1,070.90	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87

A 5% return per year before expenses

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.6	1.9
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	2.7	1.8
Ally Financial Inc.	2.5	1.6
HCA Holdings, Inc.	2.4	2.5
Digicel Group Ltd.	2.4	2.4
	13.6
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	9.9	10.5
Telecommunications	9.3	13.5
Healthcare	8.5	7.9
Electric Utilities	7.9	6.1
Diversified Financial Services	6.6	4.8
Quality Diversification (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
BBB 2.5%	BBB 2.5%
BB 15.4%	BB 15.6%
B 44.5%	B 42.3%
CCC,CC,C 17.3%	CCC,CC,C 13.9%
D 0.1%	D 0.1%
Not Rated 1.2%	Not Rated 1.1%
Equities 12.3%	Equities 12.2%
Short-Term Investments and Net Other Assets 6.7%	Short-Term Investments and Net Other Assets 12.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2012 *		As of October 31, 2011 * *
	Nonconvertible Bonds 70.7%		Nonconvertible Bonds 65.3%
	Convertible Bonds, Preferred Stocks 2.2%		Convertible Bonds, Preferred Stocks 2.7%
	Common Stocks 11.1%		Common Stocks 10.7%
	Floating Rate Loans 8.9%		Floating Rate Loans 8.8%
	Other Investments 0.4%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 6.7%		Short-Term Investments and Net Other Assets (Liabilities) 12.3%
* Foreign investments	17.1%	** Foreign investments	14.1%

Annual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Corporate Bonds - 71.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.0%
Automotive - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15	$ 8,420	$ 14,546
Energy - 0.6%
Cal Dive International, Inc. 3.25% 12/15/25	7,112	7,148
Chesapeake Energy Corp.:
2.5% 5/15/37	34,326	29,829
2.5% 5/15/37	20,728	17,424
		54,401
Shipping - 0.2%
DryShips, Inc. 5% 12/1/14	20,000	16,263
Technology - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25	13,630	13,460
TOTAL CONVERTIBLE BONDS		98,670
Nonconvertible Bonds - 70.7%
Aerospace - 0.6%
ADS Tactical, Inc. 11% 4/1/18 (h)	4,475	4,632
Alion Science & Technology Corp.:
10.25% 2/1/15	2,770	1,191
12% 11/1/14 pay-in-kind	3,913	3,561
Hexcel Corp. 6.75% 2/1/15	2,655	2,682
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	4,532	4,793
7.125% 3/15/21	4,532	4,798
Sequa Corp.:
11.75% 12/1/15 (h)	17,625	18,638
13.5% 12/1/15 pay-in-kind (h)	15,587	16,639
		56,934
Air Transportation - 1.8%
Air Canada 9.25% 8/1/15 (h)	17,706	17,086
American Airlines, Inc. equipment trust certificate 13% 8/1/16	9,664	10,243
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	14,801	16,059
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	2,817	2,831
Continental Airlines, Inc. 7.25% 11/10/19	12,970	14,462
Delta Air Lines, Inc. 9.5% 9/15/14 (h)	3,468	3,693
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	28,266	30,598
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Delta Air Lines, Inc. pass-thru trust certificates: - continued
8.021% 8/10/22	$ 13,202	$ 13,120
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	7,958	8,435
8.028% 11/1/17	2,425	2,477
United Air Lines, Inc.:
9.875% 8/1/13 (h)	5,303	5,542
12% 11/1/13 (h)	9,363	9,901
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	19,404	22,292
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25	13,726	14,412
		171,151
Automotive - 3.6%
Accuride Corp. 9.5% 8/1/18	1,604	1,704
Affinia Group, Inc.:
9% 11/30/14	13,208	13,307
10.75% 8/15/16 (h)	1,902	2,045
ArvinMeritor, Inc. 10.625% 3/15/18	5,566	6,039
Cooper Standard Auto, Inc. 8.5% 5/1/18	4,714	5,079
Dana Holding Corp.:
6.5% 2/15/19	6,056	6,442
6.75% 2/15/21	4,038	4,341
Delphi Corp.:
5.875% 5/15/19 (h)	13,590	14,270
6.125% 5/15/21 (h)	12,615	13,372
Exide Technologies 8.625% 2/1/18	5,526	4,490
Ford Motor Co. 7.45% 7/16/31	25,350	32,290
Ford Motor Credit Co. LLC:
5.75% 2/1/21	10,070	11,329
5.875% 8/2/21	38,265	43,243
12% 5/15/15	34,469	43,345
General Motors Acceptance Corp. 8% 11/1/31	63,914	72,268
General Motors Corp.:
6.75% 5/1/28 (d)	30,632	205
7.125% 7/15/13 (d)	3,954	26
7.2% 1/15/11 (d)	9,896	66
7.4% 9/1/25 (d)	1,235	8
7.7% 4/15/16 (d)	21,189	142
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Corp.: - continued
8.25% 7/15/23 (d)	$ 11,961	$ 80
8.375% 7/15/33 (d)	17,293	116
General Motors Financial Co., Inc. 6.75% 6/1/18	16,900	18,168
International Automotive Components Group SA 9.125% 6/1/18 (h)	14,445	13,362
Stoneridge, Inc. 9.5% 10/15/17 (h)	5,694	6,007
Tenneco, Inc.:
6.875% 12/15/20	15,510	16,634
7.75% 8/15/18	3,812	4,079
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)	12,030	12,692
		345,149
Banks & Thrifts - 3.7%
Ally Financial, Inc.:
3.71% 2/11/14 (k)	39,220	38,632
5.5% 2/15/17	16,155	16,317
7.5% 9/15/20	52,610	58,660
8% 3/15/20	47,317	54,203
GMAC, LLC:
6.75% 12/1/14	8,237	8,649
8% 11/1/31	146,276	167,486
Regions Financing Trust II 6.625% 5/15/47 (k)	10,140	9,582
		353,529
Broadcasting - 0.1%
Sinclair Television Group, Inc. 8.375% 10/15/18	8,694	9,520
Building Materials - 2.1%
Building Materials Corp. of America 6.75% 5/1/21 (h)	12,905	13,453
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (h)	6,055	5,450
9.875% 4/30/19 (h)	10,465	9,785
CEMEX Finance LLC 9.5% 12/14/16 (h)	51,200	50,688
CEMEX SA de CV:
5.4697% 9/30/15 (h)(k)	26,625	24,029
9% 1/11/18 (h)	36,590	34,212
General Cable Corp. 7.125% 4/1/17	2,449	2,522
HD Supply, Inc.:
8.125% 4/15/19 (h)	28,745	30,795
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
HD Supply, Inc.: - continued
11% 4/15/20 (h)	$ 23,090	$ 24,764
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (h)	11,185	11,856
		207,554
Cable TV - 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	28,370	29,647
6.625% 1/31/22	17,645	18,483
7.375% 6/1/20	12,500	13,625
7.875% 4/30/18	7,751	8,390
8.125% 4/30/20	18,473	20,690
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)	24,606	26,574
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	10,938	12,360
DISH DBS Corp. 6.75% 6/1/21	25,875	28,398
EchoStar Communications Corp. 7.125% 2/1/16	43,061	47,421
ONO Finance II PLC 10.875% 7/15/19 (h)	3,022	2,569
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	10,445	10,576
UPCB Finance V Ltd. 7.25% 11/15/21 (h)	10,400	10,946
		229,679
Capital Goods - 0.2%
Harbinger Group, Inc. 10.625% 11/15/15	6,512	6,740
Terex Corp. 10.875% 6/1/16	14,070	15,952
		22,692
Chemicals - 1.8%
Celanese US Holdings LLC 5.875% 6/15/21	7,055	7,566
Ferro Corp. 7.875% 8/15/18	10,602	10,867
Georgia Gulf Corp. 9% 1/15/17 (h)	8,325	9,241
INEOS Finance PLC:
7.5% 5/1/20 (h)	7,560	7,739
8.375% 2/15/19 (h)	7,045	7,556
INEOS Group Holdings PLC 8.5% 2/15/16 (h)	13,625	13,284
LyondellBasell Industries NV:
5% 4/15/19 (h)	15,005	15,511
5.75% 4/15/24 (h)	15,005	15,568
6% 11/15/21 (h)	7,330	7,916
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Momentive Performance Materials, Inc. 9% 1/15/21	$ 31,335	$ 27,105
NOVA Chemicals Corp. 3.7836% 11/15/13 (k)	4,696	4,684
OMNOVA Solutions, Inc. 7.875% 11/1/18	12,841	12,873
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (h)	8,712	9,126
PolyOne Corp. 7.375% 9/15/20	4,506	4,731
Solutia, Inc.:
7.875% 3/15/20	5,738	6,699
8.75% 11/1/17	3,121	3,542
Taminco Global Chemical Corp. 9.75% 3/31/20 (h)	2,660	2,780
TPC Group LLC 8.25% 10/1/17	5,354	5,608
		172,396
Consumer Products - 0.6%
ACCO Brands Corp. 10.625% 3/15/15	1,707	1,863
Easton-Bell Sports, Inc. 9.75% 12/1/16	4,122	4,545
Elizabeth Arden, Inc. 7.375% 3/15/21	4,027	4,349
Hines Nurseries, Inc. 10.25% 10/1/49 (d)	2,480	0
Jarden Corp. 6.125% 11/15/22	7,850	8,282
NBTY, Inc. 9% 10/1/18	12,257	13,529
Prestige Brands, Inc. 8.125% 2/1/20 (h)	1,650	1,799
Reddy Ice Corp.:
11.25% 3/15/15	6,974	6,556
13.25% 11/1/15 (d)	11,356	2,839
Revlon Consumer Products Corp. 9.75% 11/15/15	10,653	11,505
Sealy Mattress Co. 10.875% 4/15/16 (h)	4,008	4,339
		59,606
Containers - 2.4%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	15,957	15,877
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	3,489	3,768
9.125% 10/15/20 (h)	11,029	11,691
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (h)	5,145	5,428
Berry Plastics Holding Corp. 4.3487% 9/15/14 (k)	1,765	1,664
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (k)	6,241	6,052
Crown Cork & Seal, Inc.:
7.375% 12/15/26	1,805	1,886
7.5% 12/15/96	12,871	10,876
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (h)	$ 15,185	$ 15,603
7.125% 4/15/19 (h)	10,137	10,593
7.875% 8/15/19 (h)	17,000	18,318
8.25% 2/15/21 (h)	56,871	54,170
9% 5/15/18 (h)	1,070	1,078
9% 4/15/19 (h)	35,660	35,749
9.875% 8/15/19 (h)	25,000	26,000
9.875% 8/15/19 (h)	7,440	7,533
Rock-Tenn Co.:
4.45% 3/1/19 (h)	3,175	3,228
4.9% 3/1/22 (h)	2,965	3,015
		232,529
Diversified Financial Services - 6.6%
Aircastle Ltd.:
6.75% 4/15/17 (h)	14,115	14,256
7.625% 4/15/20 (h)	6,320	6,415
9.75% 8/1/18	4,528	5,015
CIT Group, Inc.:
5.25% 3/15/18	25,000	25,750
5.5% 2/15/19 (h)	76,100	78,193
7% 5/2/16 (h)	2,063	2,068
Eileme 2 AB 11.625% 1/31/20 (h)	20,050	20,752
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	19,921	20,967
8% 1/15/18	77,111	82,412
INEOS Finance PLC 9% 5/15/15 (h)	7,086	7,582
International Lease Finance Corp.:
5.75% 5/15/16	29,150	29,704
5.875% 4/1/19	25,180	24,928
6.25% 5/15/19	59,200	59,784
6.75% 9/1/16 (h)	11,300	12,232
7.125% 9/1/18 (h)	40,123	44,236
8.25% 12/15/20	31,112	34,690
8.625% 9/15/15	20,809	22,994
8.625% 1/15/22	62,425	71,008
8.75% 3/15/17	46,238	51,902
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	9,516	3,806
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.:
6% 1/25/17	$ 9,555	$ 9,710
7.25% 1/25/22	10,290	10,393
		638,797
Diversified Media - 0.8%
Checkout Holding Corp. 0% 11/15/15 (h)	7,954	3,122
Liberty Media Corp.:
8.25% 2/1/30	14,848	15,108
8.5% 7/15/29	9,940	10,226
MDC Partners, Inc. 11% 11/1/16	2,375	2,583
WMG Acquisition Corp. 11.5% 10/1/18	38,530	41,805
		72,844
Electric Utilities - 6.1%
Atlantic Power Corp. 9% 11/15/18 (h)	21,010	21,430
Calpine Corp. 7.875% 1/15/23 (h)	68,734	73,889
Energy Future Holdings Corp.:
10% 1/15/20	27,969	30,346
10.875% 11/1/17	7,994	6,715
12% 11/1/17 pay-in-kind (k)	131	111
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	113,882	125,555
11% 10/1/21	77,278	73,800
11.75% 3/1/22 (h)	55,930	58,027
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (h)	11,665	12,277
9.375% 5/1/20 (h)	48,555	51,711
GenOn Energy, Inc.:
9.5% 10/15/18	6,575	6,246
9.875% 10/15/20	24,780	23,293
InterGen NV 9% 6/30/17 (h)	6,615	6,789
Mirant Americas Generation LLC 9.125% 5/1/31	8,735	7,643
NRG Energy, Inc.:
7.625% 5/15/19	9,645	9,380
7.875% 5/15/21	11,350	11,123
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (h)	13,525	8,386
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.:
5.55% 11/15/14	$ 2,625	$ 1,877
6.5% 11/15/24	32,545	17,249
6.55% 11/15/34	75,888	38,039
		583,886
Energy - 8.6%
ATP Oil & Gas Corp. 11.875% 5/1/15	86,045	65,824
Atwood Oceanics, Inc. 6.5% 2/1/20	2,395	2,521
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (h)	8,035	8,196
Berry Petroleum Co. 10.25% 6/1/14	6,231	7,103
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19	4,575	4,769
9.375% 5/1/19	5,205	5,426
Carrizo Oil & Gas, Inc. 8.625% 10/15/18	13,320	14,219
Chaparral Energy, Inc. 9.875% 10/1/20	4,495	5,034
Chesapeake Energy Corp.:
6.775% 3/15/19	25,975	25,196
6.875% 11/15/20	9,165	8,936
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	6,610	6,280
6.125% 7/15/22	12,470	11,940
Clayton Williams Energy, Inc. 7.75% 4/1/19	14,004	13,899
Concho Resources, Inc.:
6.5% 1/15/22	16,925	17,602
7% 1/15/21	7,134	7,758
Continental Resources, Inc. 8.25% 10/1/19	2,525	2,803
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (h)	6,120	6,227
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18	13,153	14,074
Denbury Resources, Inc.:
8.25% 2/15/20	10,371	11,590
9.75% 3/1/16	4,608	5,069
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19	14,075	14,532
Edgen Murray Corp. 12.25% 1/15/15	23,334	24,851
Endeavour International Corp. 12% 3/1/18 (h)	12,680	12,839
Energy Partners Ltd. 8.25% 2/15/18	17,853	18,076
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Energy Transfer Equity LP 7.5% 10/15/20	$ 25,052	$ 27,745
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17	31,611	34,693
Forbes Energy Services Ltd. 9% 6/15/19	10,305	9,996
Goodrich Petroleum Corp. 8.875% 3/15/19	9,323	9,020
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	8,892	9,337
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)	10,284	11,081
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21	11,367	11,481
Laredo Pete, Inc. 7.375% 5/1/22 (h)	12,325	12,726
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21	27,475	28,849
8.625% 4/15/20	26,385	28,826
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20	4,586	4,999
MRC Global, Inc. 9.5% 12/15/16	21,353	23,542
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (h)	11,238	12,249
Offshore Group Investment Ltd. 11.5% 8/1/15	14,715	16,113
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (h)	28,170	29,156
Oil States International, Inc. 6.5% 6/1/19	10,615	11,225
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (h)	19,835	20,678
PetroBakken Energy Ltd. 8.625% 2/1/20 (h)	14,310	14,918
Petroleum Development Corp. 12% 2/15/18	16,014	17,295
Pioneer Drilling Co. 9.875% 3/15/18	8,990	9,484
Precision Drilling Corp. 6.5% 12/15/21	2,505	2,605
Pride International, Inc. 6.875% 8/15/20	7,810	9,618
Rosetta Resources, Inc. 9.5% 4/15/18	9,465	10,376
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	28,054
8% 3/1/32	13,025	16,814
Southern Star Central Corp. 6.75% 3/1/16	5,021	5,071
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,004	5,944
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21	7,214	7,539
11.25% 7/15/17	11,884	13,370
Tennessee Gas Pipeline Co.:
7% 10/15/28	7,170	8,757
7.625% 4/1/37	5,445	6,822
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Tennessee Gas Pipeline Co.: - continued
8.375% 6/15/32	$ 4,458	$ 5,901
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)	4,031	4,293
Venoco, Inc.:
8.875% 2/15/19	19,394	18,182
11.5% 10/1/17	14,008	14,954
WPX Energy, Inc. 6% 1/15/22 (h)	16,060	15,779
		832,256
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	6,794	7,490
Environmental - 0.2%
Casella Waste Systems, Inc.:
7.75% 2/15/19	3,011	2,966
11% 7/15/14	4,210	4,526
Covanta Holding Corp. 7.25% 12/1/20	12,151	13,147
Darling International, Inc. 8.5% 12/15/18	2,810	3,168
		23,807
Food & Drug Retail - 0.8%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)	12,122	13,061
Rite Aid Corp.:
8% 8/15/20	17,966	20,706
9.25% 3/15/20 (h)	17,760	18,071
9.375% 12/15/15	6,660	6,785
9.75% 6/12/16	9,001	9,991
10.25% 10/15/19	4,488	5,184
		73,798
Food/Beverage/Tobacco - 0.8%
Bumble Bee Acquisition Corp. 9% 12/15/17 (h)	8,422	8,611
Dean Foods Co. 9.75% 12/15/18	18,112	20,150
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (h)	7,110	7,181
11.625% 5/1/14	14,307	16,417
Leiner Health Products, Inc. 11% 6/1/12 (d)	2,870	144
Michael Foods, Inc. 9.75% 7/15/18	4,776	5,254
Smithfield Foods, Inc. 10% 7/15/14	15,484	18,155
		75,912
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - 1.7%
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (h)	$ 16,610	$ 17,108
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	3,250	3,437
FireKeepers Development Authority 13.875% 5/1/15 (h)	5,672	6,268
MCE Finance Ltd. 10.25% 5/15/18	20,155	22,775
MGM Mirage, Inc. 10.375% 5/15/14	4,312	4,926
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (h)(k)	7,221	5,037
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	33,668	33,752
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	6,103	4,440
Station Casinos LLC 3.65% 6/18/18 (e)(h)	43,735	32,364
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)	1,605	1,703
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	4,031	1,532
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	29,768	32,894
		166,236
Healthcare - 6.7%
ConvaTec Healthcare ESA 10.5% 12/15/18 (h)	11,949	12,307
CRC Health Group, Inc. 10.75% 2/1/16	5,621	5,157
DaVita, Inc.:
6.375% 11/1/18	10,985	11,507
6.625% 11/1/20	9,505	9,956
Emergency Medical Services Corp. 8.125% 6/1/19	17,150	17,579
Gentiva Health Services, Inc. 11.5% 9/1/18	14,015	13,034
Grifols, Inc. 8.25% 2/1/18	12,699	13,620
HCA Holdings, Inc. 7.75% 5/15/21	198,397	206,815
HCA, Inc.:
7.5% 2/15/22	3,150	3,386
8% 10/1/18	3,150	3,512
Health Management Associates, Inc. 7.375% 1/15/20 (h)	6,815	7,139
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	36,620	35,979
InVentiv Health, Inc. 10% 8/15/18 (h)	2,237	2,024
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)	8,815	9,652
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Kinetic Concepts, Inc./KCI (USA), Inc.:
10.5% 11/1/18 (h)	$ 20,000	$ 20,700
12.5% 11/1/19 (h)	20,290	18,768
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	21,720	22,535
Mylan, Inc.:
6% 11/15/18 (h)	27,014	28,365
7.625% 7/15/17 (h)	10,240	11,341
7.875% 7/15/20 (h)	18,477	20,694
Omega Healthcare Investors, Inc. 6.75% 10/15/22	20,615	21,697
Polymer Group, Inc. 7.75% 2/1/19	4,067	4,331
Radiation Therapy Services, Inc. 8.875% 1/15/17 (h)(j)	8,415	8,331
ResCare, Inc. 10.75% 1/15/19	6,775	7,528
Rotech Healthcare, Inc.:
10.5% 3/15/18	6,732	4,376
10.75% 10/15/15	9,969	10,056
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,924	3,118
Skilled Healthcare Group, Inc. 11% 1/15/14	4,372	4,388
Tenet Healthcare Corp. 6.25% 11/1/18 (h)	17,260	17,950
UHS Escrow Corp. 7% 10/1/18	2,503	2,697
Valeant Pharmaceuticals International:
6.75% 8/15/21 (h)	55,189	53,671
6.875% 12/1/18 (h)	10,620	10,939
7% 10/1/20 (h)	6,090	6,174
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	11,189	11,273
Vanguard Health Systems, Inc. 0% 2/1/16	535	353
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	9,030	8,488
		649,440
Homebuilders/Real Estate - 1.0%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	13,613	14,566
Realogy Corp.:
7.625% 1/15/20 (h)	13,580	14,055
7.875% 2/15/19 (h)	17,423	17,075
9% 1/15/20 (h)	11,160	11,272
11.5% 4/15/17	3,555	3,306
12% 4/15/17	10,344	9,464
Standard Pacific Corp.:
8.375% 5/15/18	5,670	6,045
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Standard Pacific Corp.: - continued
8.375% 1/15/21	$ 10,900	$ 11,500
Taylor Morrison Community Monarch 7.75% 4/15/20 (h)	7,995	8,115
		95,398
Insurance - 0.1%
CNO Financial Group, Inc. 9% 1/15/18 (h)	7,320	7,887
USI Holdings Corp. 4.3776% 11/15/14 (h)(k)	2,554	2,391
		10,278
Leisure - 0.5%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18	7,298	8,192
Equinox Holdings, Inc. 9.5% 2/1/16 (h)	15,517	16,661
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	11,563	13,008
NCL Corp. Ltd. 9.5% 11/15/18	3,549	3,931
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)	3,048	3,155
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (h)	1,855	1,883
		46,830
Metals/Mining - 2.0%
Aleris International, Inc.:
6% 6/1/20 (h)	151	145
9% 12/15/14 pay-in-kind (d)(k)	12,670	0
Alpha Natural Resources, Inc.:
6% 6/1/19	5,730	5,358
6.25% 6/1/21	2,540	2,356
Calcipar SA 6.875% 5/1/18 (h)	5,190	5,333
CONSOL Energy, Inc. 8% 4/1/17	8,103	8,488
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	13,365	13,599
6.375% 2/1/16 (h)	18,097	18,368
6.875% 2/1/18 (h)	34,782	35,739
6.875% 4/1/22 (h)	15,885	16,103
7% 11/1/15 (h)	44,325	45,876
8.25% 11/1/19 (h)	19,165	20,794
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (h)	6,027	4,038
Mirabela Nickel Ltd. 8.75% 4/15/18 (h)	3,145	2,355
New Gold, Inc. 7% 4/15/20 (h)	2,565	2,636
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	$ 8,460	$ 8,756
SunCoke Energy, Inc. 7.625% 8/1/19	3,510	3,563
		193,507
Paper - 0.9%
AbitibiBowater, Inc. 10.25% 10/15/18	31,735	36,813
Clearwater Paper Corp. 7.125% 11/1/18	3,004	3,207
Georgia-Pacific LLC 5.4% 11/1/20 (h)	15,871	17,895
Glatfelter 7.125% 5/1/16	1,754	1,793
NewPage Corp.:
6.7969% 5/1/49 (d)(k)	6,337	317
11.375% 12/31/14 (d)	13,642	9,277
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19 (h)	14,885	15,946
Xerium Technologies, Inc. 8.875% 6/15/18	1,130	944
		86,192
Publishing/Printing - 0.3%
American Reprographics Co. 10.5% 12/15/16	11,245	10,908
Cengage Learning Acquisitions, Inc. 11.5% 4/15/20 (h)	12,545	13,204
Sheridan Group, Inc. 12.5% 4/15/14	8,272	6,949
		31,061
Railroad - 0.1%
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21	6,895	7,602
12.5% 4/1/16	4,787	5,505
		13,107
Restaurants - 0.1%
Landrys Holdings, Inc. 11.5% 6/1/14 (h)	7,919	7,919
Roadhouse Financing, Inc. 10.75% 10/15/17	3,779	3,656
		11,575
Services - 0.6%
Garda World Security Corp. 9.75% 3/15/17 (h)	5,964	6,322
MediMedia USA, Inc. 11.375% 11/15/14 (h)	2,763	2,583
ServiceMaster Co. 8% 2/15/20 (h)	6,260	6,698
The Geo Group, Inc. 7.75% 10/15/17	2,193	2,374
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	10,861	12,925
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (h)(k)	$ 6,270	$ 6,725
United Rentals North America, Inc. 8.375% 9/15/20	17,041	17,978
		55,605
Shipping - 1.0%
Aguila 3 SA 7.875% 1/31/18 (h)	7,473	7,828
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	6,344	5,836
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	12,249	10,779
8.875% 11/1/17	8,029	8,270
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	3,665	3,299
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	7,295	7,441
Swift Services Holdings, Inc. 10% 11/15/18	22,933	24,997
Teekay Corp. 8.5% 1/15/20	10,097	10,526
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	6,918	6,226
Western Express, Inc. 12.5% 4/15/15 (h)	15,667	8,382
		93,584
Steel - 0.3%
Atkore International, Inc. 9.875% 1/1/18	5,379	5,487
RathGibson, Inc. 11.25% 2/15/14 (d)	10,935	0
Severstal Columbus LLC 10.25% 2/15/18	18,514	19,486
		24,973
Super Retail - 0.6%
Asbury Automotive Group, Inc. 8.375% 11/15/20	3,530	3,777
Claire's Stores, Inc. 8.875% 3/15/19	4,747	4,189
Limited Brands, Inc. 5.625% 2/15/22	17,280	17,410
Office Depot, Inc. 9.75% 3/15/19 (h)	7,865	8,022
Sally Holdings LLC 6.875% 11/15/19 (h)	7,585	8,097
Sonic Automotive, Inc. 9% 3/15/18	5,200	5,564
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (h)	7,625	7,854
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	2,346	2,440
		57,353
Technology - 2.9%
Avaya, Inc.:
9.75% 11/1/15	16,980	16,768
10.125% 11/1/15 pay-in-kind (k)	11,320	11,207
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Brocade Communications Systems, Inc. 6.625% 1/15/18	$ 3,103	$ 3,243
CDW LLC/CDW Finance Corp. 8% 12/15/18	3,942	4,297
Ceridian Corp. 11.25% 11/15/15	16,592	15,887
Eastman Kodak Co. 10.625% 3/15/19 (d)(h)	9,345	8,247
Fidelity National Information Services, Inc. 7.875% 7/15/20	9,750	10,871
First Data Corp. 7.375% 6/15/19 (h)	13,565	13,938
Freescale Semiconductor, Inc.:
8.05% 2/1/20	16,055	16,055
10.75% 8/1/20	11,690	12,976
Lucent Technologies, Inc.:
6.45% 3/15/29	62,484	45,770
6.5% 1/15/28	23,186	16,868
NXP BV/NXP Funding LLC 9.75% 8/1/18 (h)	13,557	15,489
Open Solutions, Inc. 9.75% 2/1/15 (h)	2,975	2,666
Seagate HDD Cayman:
7% 11/1/21 (h)	17,475	18,960
7.75% 12/15/18	9,234	10,157
Sensata Technologies BV 6.5% 5/15/19 (h)	14,750	15,377
Spansion LLC 11.25% 1/15/16 (d)(h)	20,560	1,275
Unisys Corp.:
12.5% 1/15/16	8,118	8,625
12.75% 10/15/14 (h)	718	793
Viasystems, Inc.:
7.875% 5/1/19 (h)	15,020	15,208
12% 1/15/15 (h)	11,095	11,955
		276,632
Telecommunications - 8.3%
Citizens Communications Co.:
7.875% 1/15/27	9,275	8,255
9% 8/15/31	13,178	12,552
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (h)	14,478	13,356
14.75% 12/1/16 (h)	8,445	8,392
Clearwire Escrow Corp. 12% 12/1/15 (h)	25,377	23,410
Cricket Communications, Inc. 7.75% 10/15/20	20,550	19,266
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Group Ltd.:
7% 2/15/20 (h)	$ 2,110	$ 2,126
8.25% 9/1/17 (h)	5,913	6,150
8.875% 1/15/15 (h)	71,826	72,365
9.125% 1/15/15 pay-in-kind (h)(k)	36,551	36,917
10.5% 4/15/18 (h)	74,384	81,540
12% 4/1/14 (h)	25,183	27,890
Eileme 1 AB 14.25% 8/15/20 (h)	10,145	9,511
Frontier Communications Corp.:
8.5% 4/15/20	26,838	27,912
8.75% 4/15/22	7,663	8,046
Intelsat Jackson Holdings SA:
7.25% 4/1/19	30,640	31,942
7.25% 10/15/20 (h)	32,030	33,391
7.5% 4/1/21	57,680	60,564
8.5% 11/1/19	11,979	13,237
NII Capital Corp. 7.625% 4/1/21	28,805	26,789
Sprint Capital Corp.:
6.875% 11/15/28	59,969	44,827
6.9% 5/1/19	11,643	10,188
8.75% 3/15/32	62,985	53,380
U.S. West Communications:
7.25% 9/15/25	1,480	1,635
7.25% 10/15/35	5,745	5,831
7.5% 6/15/23	1,250	1,256
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)	8,626	8,195
11.75% 7/15/17 (h)	102,301	100,511
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(k)	56,835	47,558
		796,992
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20	18,006	18,591
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - continued
Levi Strauss & Co.:
7.625% 5/15/20	$ 5,774	$ 6,193
8.875% 4/1/16	6,172	6,379
		31,163
TOTAL NONCONVERTIBLE BONDS		6,809,455
TOTAL CORPORATE BONDS (Cost $6,653,906)		6,908,125
Common Stocks - 11.1%
	Shares
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	26
Air Transportation - 0.3%
Delta Air Lines, Inc. (a)	75,034	822
United Continental Holdings, Inc. (a)	1,097,200	24,051
		24,873
Automotive - 2.1%
Cummins, Inc.	370,300	42,892
Delphi Automotive PLC	777,595	23,864
Delphi Automotive PLC (m)	1,814,389	50,115
General Motors Co. (a)	17,620	405
General Motors Co.:
warrants 7/10/16 (a)	352,563	4,968
warrants 7/10/19 (a)	352,563	3,286
Tenneco, Inc. (a)	1,080,700	33,318
TRW Automotive Holdings Corp. (a)	935,218	42,749
		201,597
Building Materials - 0.4%
Nortek, Inc. (a)(g)	936,497	42,845
Nortek, Inc. warrants 12/7/14 (a)(g)	27,280	150
		42,995
Capital Goods - 0.3%
Deere & Co.	250,000	20,590
Remy International, Inc.	126,834	2,239
Remy International, Inc. (a)	253,668	4,477
		27,306
Common Stocks - continued
	Shares	Value (000s)
Chemicals - 1.1%
Chemtura Corp. (a)	305,292	$ 5,196
Georgia Gulf Corp. (a)	625,079	22,159
LyondellBasell Industries NV Class A	1,511,923	63,168
Tronox, Inc. (a)	76,048	12,809
		103,332
Containers - 0.0%
Rock-Tenn Co. Class A	16,061	1,001
Diversified Media - 0.3%
Discovery Communications, Inc. (a)	470,700	25,615
Discovery Communications, Inc. Class C (non-vtg.) (a)	45,700	2,271
		27,886
Electric Utilities - 0.2%
Portland General Electric Co.	14,817	383
The AES Corp. (a)	1,162,505	14,555
		14,938
Energy - 0.5%
Chesapeake Energy Corp.	984,000	18,145
Edgen Group, Inc. Class A	1,175,800	10,582
Forest Oil Corp. (a)	453,193	6,037
Lone Pine Resources, Inc.	277,573	1,654
Valero Energy Corp.	383,700	9,477
		45,895
Gaming - 1.2%
Las Vegas Sands Corp.	1,101,100	61,100
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(f)	1,616,000	25,080
Station Holdco LLC (a)(j)(l)(m)	22,418,968	27,686
Station Holdco LLC warrants 6/15/18 (a)(l)(m)	894,280	45
		113,911
Healthcare - 0.7%
Express Scripts Holding Co. (a)	870,000	48,537
HCA Holdings, Inc.	797,900	21,479
		70,016
Homebuilders/Real Estate - 0.0%
American Tower Corp.	11,612	762
Metals/Mining - 0.1%
Aleris International, Inc. (a)(m)	127,520	5,394
Haynes International, Inc.	107,729	6,719
		12,113
Common Stocks - continued
	Shares	Value (000s)
Publishing/Printing - 0.0%
Haights Cross Communications, Inc. (a)	49,867	$ 370
Haights Cross Communications, Inc. warrants 3/11/13 (a)	69,259	24
HMH Holdings, Inc. (a)(m)	9,821,813	246
HMH Holdings, Inc. warrants 3/9/17 (a)(m)	3,002,635	0
RDA Holding Co. warrants 2/19/14 (a)(m)	46,934	0
		640
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	26,163	2,093
Class B (a)	8,721	698
		2,791
Shipping - 0.2%
DeepOcean Group Holding A/S (h)	1,138,931	18,371
US Shipping Partners Corp. (a)	51,736	0
US Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		18,371
Super Retail - 0.6%
Dollar General Corp. (a)	650,000	30,849
Limited Brands, Inc.	600,000	29,820
		60,669
Technology - 1.8%
Apple, Inc. (a)	94,800	55,386
Avago Technologies Ltd.	1,127,500	38,876
EMC Corp. (a)	809,300	22,830
Facebook, Inc. Class B (m)	468,265	14,409
MagnaChip Semiconductor Corp. (a)	219,804	2,589
Reddy Ice Corp. rights 5/17/12	199,717	0
Skyworks Solutions, Inc. (a)	1,574,134	42,722
Spansion, Inc. Class A (a)	38,012	458
		177,270
Telecommunications - 0.5%
Alcatel-Lucent SA sponsored ADR (a)(f)	6,500,000	9,815
NII Holdings, Inc. (a)	404,000	5,654
QUALCOMM, Inc.	540,100	34,480
		49,949
Textiles & Apparel - 0.8%
Arena Brands Holding Corp. Class B (a)(m)	659,302	5,070
PVH Corp.	194,000	17,227
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - continued
Steven Madden Ltd. (a)	479,375	$ 20,714
Warnaco Group, Inc. (a)	548,200	29,033
		72,044
TOTAL COMMON STOCKS (Cost $1,130,798)		1,068,385
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.5%
Automotive - 0.2%
General Motors Co. 4.75%	511,680	19,976
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	29,200	31,267
TOTAL CONVERTIBLE PREFERRED STOCKS		51,243
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.7%
Ally Financial, Inc. 7.00% (h)	80,446	67,776
TOTAL PREFERRED STOCKS (Cost $101,532)		119,019
Floating Rate Loans - 8.9%
	Principal Amount (000s)
Aerospace - 0.1%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (k)	$ 7,311	7,274
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)	4,579	4,579
		11,853
Air Transportation - 0.6%
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (k)	36,289	35,836
US Airways Group, Inc. term loan 2.7398% 3/23/14 (k)	26,461	25,304
		61,140
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Building Materials - 0.2%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (k)	$ 9,243	$ 9,312
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (k)	11,850	11,939
		21,251
Capital Goods - 0.3%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (k)	3,985	3,990
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)	21,622	21,676
		25,666
Chemicals - 0.2%
INEOS U.S. Finance LLC term loan 6.5% 5/4/18 (k)	15,675	15,714
Taminco Global Chemical Corp. Tranche B, term loan 6.25% 2/15/19 (k)	830	836
		16,550
Consumer Products - 0.2%
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (k)	12,888	12,920
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (k)	11,400	11,500
		24,420
Containers - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2398% 4/3/15 (k)	8,547	8,333
Diversified Financial Services - 0.0%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (k)	2,295	2,309
Electric Utilities - 1.6%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (k)	10,263	10,276
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7413% 10/10/17 (k)	221,402	122,878
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	20,950	20,978
		154,132
Energy - 0.2%
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (k)	12,735	12,894
Everest Acquisition LLC Tranche B, term loan 6.5% 4/2/18 (k)	5,540	5,609
		18,503
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Gaming - 0.0%
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)	$ 967	$ 822
Healthcare - 1.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	42,060	39,746
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (k)	19,012	19,037
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (k)	9,277	9,370
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	34,738	34,651
		102,804
Homebuilders/Real Estate - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.2413% 10/10/13 (k)	833	788
Credit-Linked Deposit 4.4913% 10/10/16 (k)	1,855	1,723
term loan 4.77% 10/10/16 (k)	26,373	24,494
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (k)	3,380	3,405
		30,410
Insurance - 0.5%
Asurion Corp. Tranche 2nd LN, term loan 9% 5/24/19 (k)	22,585	22,924
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (k)	20,985	21,719
		44,643
Metals/Mining - 0.3%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)	29,262	29,336
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (k)	3,918	3,918
		33,254
Publishing/Printing - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (k)	15,387	13,541
Restaurants - 0.1%
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (k)	5,070	5,070
Tranche B 1LN, term loan 6.2718% 2/21/18 (k)	910	912
		5,982
Services - 0.6%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)	12,883	12,915
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Services - continued
ServiceMaster Co.:
term loan 2.8025% 7/24/14 (k)	$ 16,742	$ 16,532
Tranche DD, term loan 2.74% 7/24/14 (k)	1,725	1,704
U.S. Foodservice term loan 5.75% 3/31/17 (k)	22,448	22,532
		53,683
Shipping - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (k)	1,787	1,780
Tranche D, term loan 5/13/14 (n)	3,146	3,134
		4,914
Super Retail - 0.3%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (k)	29,734	29,957
Technology - 1.6%
Eastman Kodak Co. Tranche B, term loan 8.5% 7/20/13 (k)	11,831	12,038
Freescale Semiconductor, Inc. term loan 4.4913% 12/1/16 (k)	53,326	52,260
Kronos, Inc.:
Tranche B 1LN, term loan 5.2197% 6/11/17 (k)	17,983	17,938
Tranche B 2LN, term loan 10.4697% 6/11/18 (k)	6,251	6,376
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (k)	21,290	21,584
NXP BV:
term loan 4.5% 3/4/17 (k)	15,776	15,598
Tranche A 2LN, term loan 5.5% 3/4/17 (k)	15,786	15,904
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (k)	2,973	2,969
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (k)	6,230	6,230
		150,897
Telecommunications - 0.5%
Intelsat Jackson Holdings SA:
term loan 3.2403% 2/1/14 (k)	19,837	19,589
Tranche B, term loan 5.25% 4/2/18 (k)	26,090	26,189
		45,778
TOTAL FLOATING RATE LOANS (Cost $902,192)		860,842
Preferred Securities - 0.4%
	Principal Amount (000s)	Value (000s)
Banks & Thrifts - 0.4%
Bank of America Corp.:
8% (i)(k)	$ 16,081	$ 16,563
8.125% (i)(k)	12,185	12,974
Wells Fargo & Co. 7.98% (i)(k)	5,738	6,297
TOTAL PREFERRED SECURITIES (Cost $28,987)		35,834
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	6,829,194	0
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.14% (b)	489,185,380	489,185
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	8,260,785	8,261
TOTAL MONEY MARKET FUNDS (Cost $497,446)		497,446
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 4/30/12 due 5/1/12 (Collateralized by U.S. Government Obligations) # (Cost $19,855)	$ 19,855	19,855
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $9,334,716)		9,509,506
NET OTHER ASSETS (LIABILITIES) - 1.3%		122,754
NET ASSETS - 100%		$ 9,632,260
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,688,501,000 or 27.9% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $102,965,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Delphi Automotive PLC	11/9/10 - 10/25/11	$ 33,907
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 11,710
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 118,393
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 871
RDA Holding Co. warrants 2/19/14	2/27/07	$ 14,730
Station Holdco LLC	6/17/11 - 3/15/12	$ 22,900
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 70,509

(n) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,146,000 and $3,134,000, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$19,855,000 due 5/01/12 at 0.18%
Barclays Capital, Inc.	$ 5,428
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,223
RBS Securities, Inc.	10,204
$ 19,855
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,081
Fidelity Securities Lending Cash Central Fund	132
Total	$ 1,213
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Georgia Gulf Corp.	$ 41,317	$ 15,476	$ 26,389	$ -	$ -
Nortek, Inc.	40,279	-	-	-	42,845
Nortek, Inc. warrants 12/7/14	218	-	-	-	150
Total	$ 81,814	$ 15,476	$ 26,389	$ -	$ 42,995
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 491,814	$ 376,991	$ 81,628	$ 33,195
Energy	35,313	35,313	-	-
Financials	68,538	762	67,776	-
Health Care	70,016	70,016	-	-
Industrials	163,120	141,932	-	21,188
Information Technology	221,565	207,156	-	14,409
Materials	116,446	98,243	18,203	-
Telecommunication Services	5,654	5,654	-	-
Utilities	14,938	14,938	-	-
Corporate Bonds	6,908,125	-	6,904,386	3,739
Floating Rate Loans	860,842	-	860,842	-
Preferred Securities	35,834	-	35,834	-
Other	-	-	-	-
Money Market Funds	497,446	497,446	-	-
Cash Equivalents	19,855	-	19,855	-
Total Investments in Securities:	$ 9,509,506	$ 1,448,451	$ 7,988,524	$ 72,531
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 133,194
Total Realized Gain (Loss)	(109,896)
Total Unrealized Gain (Loss)	113,189
Cost of Purchases	95,143
Proceeds of Sales	(158,686)
Amortization/Accretion	(195)
Transfers in to Level 3	-
Transfers out of Level 3	(218)
Ending Balance	$ 72,531
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 627

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.9%
Luxembourg	3.7%
Bermuda	3.0%
Netherlands	2.1%
Australia	1.6%
Cayman Islands	1.2%
United Kingdom	1.0%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012

Assets
Investment in securities, at value (including securities loaned of $7,287 and repurchase agreements of $19,855) - See accompanying schedule: Unaffiliated issuers (cost $8,805,044)	$ 8,969,065
Fidelity Central Funds (cost $497,446)	497,446
Other affiliated issuers (cost $32,226)	42,995
Total Investments (cost $9,334,716)		$ 9,509,506
Cash		11,688
Receivable for investments sold		92,781
Receivable for fund shares sold		12,953
Dividends receivable		2,400
Interest receivable		162,825
Distributions receivable from Fidelity Central Funds		58
Prepaid expenses		8
Other receivables		243
Total assets		9,792,462

Liabilities
Payable for investments purchased Regular delivery	$ 114,501
Delayed delivery	15,533
Payable for fund shares redeemed	10,812
Distributions payable	4,889
Accrued management fee	4,472
Other affiliated payables	1,362
Other payables and accrued expenses	372
Collateral on securities loaned, at value	8,261
Total liabilities		160,202

Net Assets		$ 9,632,260
Net Assets consist of:
Paid in capital		$ 9,475,396
Undistributed net investment income		61,344
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(79,270)
Net unrealized appreciation (depreciation) on investments		174,790
Net Assets, for 1,043,277 shares outstanding		$ 9,632,260
Net Asset Value, offering price and redemption price per share ($9,632,260 ÷ 1,043,277 shares)		$ 9.23

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2012

Investment Income
Dividends		$ 19,394
Interest		627,094
Income from Fidelity Central Funds		1,213
Total income		647,701

Expenses
Management fee	$ 55,238
Transfer agent fees	17,513
Accounting and security lending fees	1,371
Custodian fees and expenses	116
Independent trustees' compensation	60
Registration fees	226
Audit	199
Legal	94
Miscellaneous	112
Total expenses before reductions	74,929
Expense reductions	(88)	74,841
Net investment income (loss)		572,860
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(81,016)
Other affiliated issuers	4,037
Foreign currency transactions	27
Total net realized gain (loss)		(76,952)
Change in net unrealized appreciation (depreciation) on investment securities		(691,465)
Net gain (loss)		(768,417)
Net increase (decrease) in net assets resulting from operations		$ (195,557)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2012	Year ended April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 572,860	$ 801,109
Net realized gain (loss)	(76,952)	1,190,253
Change in net unrealized appreciation (depreciation)	(691,465)	(101,845)
Net increase (decrease) in net assets resulting from operations	(195,557)	1,889,517
Distributions to shareholders from net investment income	(607,214)	(817,927)
Distributions to shareholders from net realized gain	(48,240)	-
Total distributions	(655,454)	(817,927)
Share transactions - net increase (decrease)	(582,664)	(2,534,148)
Redemption fees	2,184	2,766
Total increase (decrease) in net assets	(1,431,491)	(1,459,792)

Net Assets
Beginning of period	11,063,751	12,523,543
End of period (including undistributed net investment income of $61,344 and undistributed net investment income of $103,455, respectively)	$ 9,632,260	$ 11,063,751

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.13	$ 6.23	$ 8.52	$ 9.18
Income from Investment Operations
Net investment income (loss) B	.535	.599	.666	.645	.557
Net realized and unrealized gain (loss)	(.643)	.826	2.845	(2.364)	(.668)
Total from investment operations	(.108)	1.425	3.511	(1.719)	(.111)
Distributions from net investment income	(.571)	(.607)	(.572)	(.572)	(.551)
Distributions from net realized gain	(.043)	-	(.040)	-	-
Total distributions	(.614)	(.607)	(.612)	(.572)	(.551)
Redemption fees added to paid in capital B	.002	.002	.001	.001	.002
Net asset value, end of period	$ 9.23	$ 9.95	$ 9.13	$ 6.23	$ 8.52
Total Return A	(.77)%	16.35%	58.03%	(20.07)%	(1.14)%
Ratios to Average Net Assets C, E
Expenses before reductions	.77%	.76%	.76%	.78%	.75%
Expenses net of fee waivers, if any	.77%	.76%	.76%	.78%	.75%
Expenses net of all reductions	.77%	.76%	.76%	.78%	.74%
Net investment income (loss)	5.87%	6.48%	8.30%	9.55%	6.39%
Supplemental Data
Net assets, end of period (in millions)	$ 9,632	$ 11,064	$ 12,197	$ 7,525	$ 9,819
Portfolio turnover rate D	48%	65%	51%	48%	48%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offered Class F shares during the period June 26, 2009 through March 11, 2011 and all outstanding shares were redeemed by March 11, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted

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3. Significant Accounting Policies - continued

Security Valuation - continued

bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 794,428
Gross unrealized depreciation	(570,345)
Net unrealized appreciation (depreciation) on securities and other investments	$ 224,083
Tax Cost	$ 9,285,423

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 5,145
Capital loss carryforward	$ (72,126)
Net unrealized appreciation (depreciation)	$ 224,083

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term	$ (72,126)

The tax character of distributions paid was as follows:

	April 30, 2012	April 30, 2011
Ordinary Income	$ 607,214	$ 817,927
Long-term Capital Gains	48,240	-
Total	$ 655,454	$ 817,927

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,252,027 and $4,776,843, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $132. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $85 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2012	2011 A
From net investment income
Capital and Income	$ 607,214	$ 780,371
Class F	-	37,556
Total	$ 607,214	$ 817,927
From net realized gain
Capital and Income	$ 48,240	$ -

A All Class F Shares were redeemed on March 11, 2011.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2012	2011 A	2012	2011 A
Capital and Income
Shares sold	300,720	460,465	$ 2,768,115	$ 4,299,473
Reinvestment of distributions	64,790	77,117	588,421	712,400
Shares redeemed	(434,637)	(761,713) B	(3,939,200)	(7,161,860) B
Net increase (decrease)	(69,127)	(224,131)	$ (582,664)	$ (2,149,987)
Class F
Shares sold	-	66,122	$ -	$ 606,858
Reinvestment of distributions	-	3,869	-	35,842
Shares redeemed	-	(105,772) B	-	(1,026,861) B
Net increase (decrease)	-	(35,781)	$ -	$ (384,161)

A All Class F Shares were redeemed on March 11, 2011.

B Amount includes In-Kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2012 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 13, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Capital & Income Fund voted to pay on June 11, 2012, to shareholders of record at the opening of business on June 8, 2012, a distribution of $.005 per share derived from capital gains realized from sales of portfolio securities.

A total of 0.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $147,959,607 of distributions paid during the period January 1, 2012 to April 30, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CAI-UANN-0612
1.784716.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Focused High Income

Fund

Annual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2012	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Focused High Income Fund	6.65%	5.97%	6.32%

A From September 8, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Focused High Income Fund on September 8, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM BB US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global high-yield bonds experienced some dramatic swings during the 12 months ending April 30, 2012, especially during the first half, but finished with a flourish to overcome earlier volatility. August and September brought a sharp downturn due to signs of slowing global economic growth, the political stalemate over raising the U.S. debt ceiling, a widening financial crisis in Europe and the downgrade by Standard & Poor's of the U.S. long-term sovereign credit rating. But a sudden reversal midway through the period helped right the ship, with high-yield markets soaring in October, driven in part by attractive valuations resulting from their earlier sell-off. A temporary setback in November was followed by a steady upward trend through period end. For the year, emerging-markets debt fared best, gaining 13.00%, as measured by the JPMorgan Emerging Markets Bond Index Global (EMBI Global). In the U.S., high-yield bonds returned 5.10%, according to The BofA Merrill LynchSM US High Yield Constrained Index, which in October saw its largest monthly increase in roughly two years. The Asian market did not fare as well, with The BofA Merrill LynchSM Asian Dollar High Yield Corporate Constrained Index advancing only 1.28%. Turning to Europe, high yield declined 7.95%, according to The BofA Merrill Lynch Euro High Yield Constrained Index.

Comments from Matthew Conti, Portfolio Manager of Fidelity® Focused High Income Fund: For the year, the fund gained 6.65%, outperforming the 6.37% return of the The BofA Merrill LynchSM BB US High Yield Constrained Index. Strong security selection was the main driver of outperformance. In terms of sectors, security selection within telecommunications was a positive - although this was offset by overweighting this underperforming group - as was an overweighting in automotive/auto parts and an underweighting in homebuilders/real estate also helped. Top individual contributors included diversified financial services firm Icahn Enterprises; timely ownership within the capital structure of wireless telecom provider Sprint Nextel; Ford Motor and its subsidiary Ford Motor Credit; and global power company AES. On the downside, results were curtailed by security selection in retail, including an underweighting in underperforming Sears and not owning outperforming index constituent Macy's. Sears was sold by period end. Not owning paper company Georgia-Pacific also hurt, as did our positions in the bonds of oil and gas equipment and services firm Exterran Holdings. The fund's cash position also was a drag on performance within an up market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Actual	.83%	$ 1,000.00	$ 1,054.20	$ 4.24
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.74	$ 4.17

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	4.3	3.9
Ford Motor Credit Co. LLC	4.1	3.8
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.0	3.4
CCO Holdings LLC/CCO Holdings Capital Corp.	2.4	1.4
The AES Corp.	2.2	2.5
	17.0
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	12.2	11.7
Diversified Financial Services	11.2	8.5
Automotive	10.4	9.5
Telecommunications	8.2	10.4
Electric Utilities	8.0	8.1
Quality Diversification (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
BBB 1.9%	BBB 2.7%
BB 68.2%	BB 69.2%
B 22.2%	B 20.4%
CCC,CC,C 0.3%	CCC,CC,C 0.0%
Not Rated 0.4%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 6.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Nonconvertible Bonds 86.7%		Nonconvertible Bonds 87.8%
	Floating Rate Loans 6.3%		Floating Rate Loans 5.8%
	Short-Term Investments and Net Other Assets (Liabilities) 7.0%		Short-Term Investments and Net Other Assets (Liabilities) 6.4%
* Foreign investments	13.2%	** Foreign investments	11.9%

Annual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.7%
	Principal Amount	Value
Aerospace - 0.9%
Huntington Ingalls Industries, Inc. 6.875% 3/15/18	$ 7,915,000	$ 8,370,113
Air Transportation - 2.5%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	140,867	150,727
6.25% 10/22/21	2,370,000	2,399,625
6.75% 9/15/15 (b)	10,480,000	10,689,600
Continental Airlines, Inc. 9.25% 5/10/17	972,342	1,054,991
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,115,000	1,115,000
6.75% 11/23/15	1,115,000	1,126,150
8.021% 8/10/22	1,416,524	1,407,742
8.954% 8/10/14	2,264,089	2,309,371
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	916,925	936,455
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	125,987	123,152
9.75% 1/15/17	1,611,330	1,851,096
12% 1/15/16 (b)	251,120	272,466
		23,436,375
Automotive - 7.9%
Dana Holding Corp.:
6.5% 2/15/19	8,125,000	8,642,969
6.75% 2/15/21	2,145,000	2,305,875
Delphi Corp.:
5.875% 5/15/19 (b)	7,270,000	7,633,500
6.125% 5/15/21 (b)	4,065,000	4,308,900
Ford Motor Co. 7.45% 7/16/31	7,200,000	9,171,000
Ford Motor Credit Co. LLC:
3.875% 1/15/15	6,235,000	6,461,848
4.25% 2/3/17	2,345,000	2,446,191
5% 5/15/18	5,200,000	5,619,271
5.625% 9/15/15	2,755,000	2,999,506
5.875% 8/2/21	2,360,000	2,667,008
6.625% 8/15/17	8,570,000	9,769,800
7% 4/15/15	2,505,000	2,780,550
8% 12/15/16	4,675,000	5,537,538
Tenneco, Inc. 6.875% 12/15/20	4,034,000	4,326,465
		74,670,421
Building Materials - 2.7%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	7,020,000	7,318,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Building Materials Corp. of America: - continued
6.875% 8/15/18 (b)	$ 9,405,000	$ 9,898,763
Griffon Corp. 7.125% 4/1/18	4,195,000	4,373,288
Masco Corp. 5.95% 3/15/22	3,475,000	3,535,621
USG Corp. 7.875% 3/30/20 (b)	665,000	684,950
		25,810,972
Cable TV - 5.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	8,590,000	8,976,550
6.625% 1/31/22	1,185,000	1,241,288
7% 1/15/19	6,155,000	6,616,625
7.25% 10/30/17	4,545,000	4,931,325
CSC Holdings LLC:
6.75% 11/15/21 (b)	2,010,000	2,085,375
8.625% 2/15/19	4,385,000	4,976,975
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (b)	8,085,000	8,731,800
UPCB Finance III Ltd. 6.625% 7/1/20 (b)	13,740,000	13,911,750
UPCB Finance V Ltd. 7.25% 11/15/21 (b)	3,780,000	3,978,450
		55,450,138
Capital Goods - 0.7%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,640,000	1,734,300
Anixter International, Inc. 5.625% 5/1/19	530,000	543,250
Terex Corp. 6.5% 4/1/20	4,045,000	4,075,338
		6,352,888
Chemicals - 1.1%
Celanese US Holdings LLC 6.625% 10/15/18	5,155,000	5,541,625
INEOS Finance PLC 8.375% 2/15/19 (b)	600,000	643,500
LyondellBasell Industries NV:
5% 4/15/19 (b)	2,200,000	2,274,140
5.75% 4/15/24 (b)	1,465,000	1,519,938
6% 11/15/21 (b)	625,000	675,000
		10,654,203
Containers - 2.0%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (b)	5,572,000	6,017,760
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19 (b)	6,360,000	6,852,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Sealed Air Corp.:
8.125% 9/15/19 (b)	$ 2,705,000	$ 3,016,075
8.375% 9/15/21 (b)	2,575,000	2,903,313
		18,790,048
Diversified Financial Services - 11.0%
Aircastle Ltd.:
6.75% 4/15/17 (b)	1,390,000	1,403,900
9.75% 8/1/18	2,960,000	3,278,200
9.75% 8/1/18 (b)	760,000	839,800
CIT Group, Inc. 5.25% 3/15/18	3,460,000	3,563,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	14,050,000	14,787,625
8% 1/15/18	21,380,000	22,849,855
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	470,000	329,000
International Lease Finance Corp.:
4.875% 4/1/15	2,390,000	2,390,000
5.65% 6/1/14	4,090,000	4,182,025
5.75% 5/15/16	4,280,000	4,361,320
6.25% 5/15/19	3,945,000	3,983,925
6.75% 9/1/16 (b)	2,935,000	3,177,138
7.125% 9/1/18 (b)	3,390,000	3,737,475
8.625% 9/15/15	6,505,000	7,188,025
8.75% 3/15/17	4,490,000	5,040,025
8.875% 9/1/17	5,425,000	6,116,688
Reliance Intermediate Holdings LP 9.5% 12/15/19 (b)	1,460,000	1,620,600
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (b)	4,060,000	4,283,300
SLM Corp.:
6% 1/25/17	3,740,000	3,800,775
7.25% 1/25/22	6,090,000	6,150,900
		103,084,376
Electric Utilities - 8.0%
Atlantic Power Corp. 9% 11/15/18 (b)	3,320,000	3,386,400
Calpine Construction Finance Co. LP 8% 6/1/16 (b)	6,410,000	6,922,800
CMS Energy Corp. 5.05% 3/15/22	1,500,000	1,526,853
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (b)	6,315,000	6,851,775
Everest Acquisition LLC / Everest Acquisition Finance, Inc. 6.875% 5/1/19 (b)	1,145,000	1,205,113
InterGen NV 9% 6/30/17 (b)	5,494,000	5,638,218
IPALCO Enterprises, Inc.:
5% 5/1/18	2,300,000	2,316,560
7.25% 4/1/16 (b)	805,000	877,450
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
Mirant Americas Generation LLC:
8.5% 10/1/21	$ 3,145,000	$ 2,830,500
9.125% 5/1/31	1,580,000	1,382,500
NSG Holdings II, LLC 7.75% 12/15/25 (b)	10,253,000	10,304,265
NV Energy, Inc. 6.25% 11/15/20	3,545,000	3,884,483
Otter Tail Corp. 9% 12/15/16	1,343,000	1,455,476
Puget Energy, Inc. 6.5% 12/15/20	6,385,000	6,959,650
The AES Corp.:
7.375% 7/1/21 (b)	5,460,000	6,074,250
7.75% 10/15/15	5,515,000	6,190,588
8% 10/15/17	6,315,000	7,199,100
9.75% 4/15/16	505,000	595,900
		75,601,881
Energy - 12.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	1,340,000	1,353,400
6.5% 5/20/21	1,085,000	1,101,275
Chesapeake Energy Corp.:
6.125% 2/15/21	3,190,000	3,014,550
6.875% 11/15/20	3,530,000	3,441,750
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,380,000	1,311,000
6.125% 7/15/22	3,985,000	3,815,638
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	1,110,000	1,043,400
Denbury Resources, Inc. 6.375% 8/15/21	5,300,000	5,591,500
Energy Transfer Equity LP 7.5% 10/15/20	5,225,000	5,786,688
Exterran Holdings, Inc. 7.25% 12/1/18	11,630,000	11,164,800
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	4,125,000	3,753,750
Frontier Oil Corp.:
6.875% 11/15/18	5,490,000	5,737,050
8.5% 9/15/16	6,270,000	6,677,550
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20 (b)	980,000	975,100
8% 9/1/17	3,630,000	3,884,100
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	752,000	759,520
7% 10/1/18	1,715,000	1,749,300
Key Energy Services, Inc. 6.75% 3/1/21 (b)	585,000	602,550
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	4,970,000	5,199,863
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Oil States International, Inc. 6.5% 6/1/19	$ 4,940,000	$ 5,224,050
Pan American Energy LLC 7.875% 5/7/21 (b)	4,830,000	4,588,500
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (b)	1,255,000	1,308,338
Petroleum Geo-Services ASA 7.375% 12/15/18 (b)	2,015,000	2,045,225
Plains Exploration & Production Co. 6.125% 6/15/19	2,230,000	2,246,725
Precision Drilling Corp.:
6.5% 12/15/21	180,000	187,200
6.625% 11/15/20	6,630,000	6,928,350
Range Resources Corp. 5% 8/15/22	3,000,000	2,940,000
SESI LLC 7.125% 12/15/21 (b)	3,360,000	3,637,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (b)	3,770,000	3,817,125
6.875% 2/1/21	2,000,000	2,090,000
WPX Energy, Inc.:
5.25% 1/15/17 (b)	5,030,000	4,992,275
6% 1/15/22 (b)	6,495,000	6,381,338
		113,349,110
Environmental - 1.7%
Covanta Holding Corp.:
6.375% 10/1/22	975,000	1,004,250
7.25% 12/1/20	14,115,000	15,272,486
		16,276,736
Food & Drug Retail - 0.3%
Albertsons, Inc. 7.45% 8/1/29	2,455,000	1,865,800
SUPERVALU, Inc. 8% 5/1/16	540,000	567,000
		2,432,800
Food/Beverage/Tobacco - 0.8%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (b)	7,105,000	7,176,050
Gaming - 0.7%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	5,865,000	6,480,825
Healthcare - 6.0%
Endo Pharmaceuticals Holdings, Inc. 7% 7/15/19	2,820,000	3,024,450
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (b)	4,100,000	4,177,080
HCA, Inc.:
5.875% 3/15/22	780,000	792,675
6.5% 2/15/20	2,185,000	2,343,413
7.25% 9/15/20	125,000	137,813
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
HCA, Inc.: - continued
8.5% 4/15/19	$ 4,445,000	$ 4,989,513
9.875% 2/15/17	402,000	440,693
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,805,000	2,910,188
Mylan, Inc.:
6% 11/15/18 (b)	1,755,000	1,842,750
7.625% 7/15/17 (b)	1,705,000	1,888,288
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	3,255,000	3,425,888
7.5% 2/15/20	655,000	700,850
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	4,015,000	4,281,195
Senior Housing Properties Trust 6.75% 4/15/20	5,085,000	5,454,196
Valeant Pharmaceuticals International:
6.5% 7/15/16 (b)	6,685,000	6,927,331
6.75% 8/15/21 (b)	740,000	719,650
6.875% 12/1/18 (b)	12,070,000	12,432,100
7% 10/1/20 (b)	225,000	228,094
		56,716,167
Homebuilders/Real Estate - 1.9%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	9,980,000	10,678,600
D.R. Horton, Inc. 4.75% 5/15/17	6,790,000	6,947,019
		17,625,619
Hotels - 0.7%
Host Hotels & Resorts LP:
5.875% 6/15/19	1,295,000	1,382,413
9% 5/15/17	4,845,000	5,377,950
		6,760,363
Leisure - 2.0%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	5,085,000	5,720,625
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,130,000	1,221,756
yankee:
7.25% 6/15/16	9,215,000	9,929,163
7.5% 10/15/27	2,280,000	2,302,800
		19,174,344
Metals/Mining - 1.6%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (b)	5,690,000	5,960,275
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
CONSOL Energy, Inc. 8% 4/1/17	$ 5,435,000	$ 5,693,163
New Gold, Inc. 7% 4/15/20 (b)	250,000	256,875
Vedanta Resources PLC:
6.75% 6/7/16 (b)	3,185,000	3,025,750
8.25% 6/7/21 (b)	375,000	354,375
		15,290,438
Services - 1.2%
Audatex North America, Inc. 6.75% 6/15/18 (b)	1,480,000	1,554,000
FTI Consulting, Inc.:
6.75% 10/1/20	7,775,000	8,260,938
7.75% 10/1/16	1,100,000	1,149,500
		10,964,438
Shipping - 1.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	6,635,000	6,834,050
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	365,000	244,550
8.125% 3/30/18	2,820,000	2,100,900
		9,179,500
Steel - 1.1%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,460,000	3,520,550
7.625% 3/15/20	6,440,000	7,019,600
		10,540,150
Super Retail - 2.1%
AutoNation, Inc. 5.5% 2/1/20	5,000,000	5,087,500
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	10,355,000	10,769,200
Toys 'R' Us, Inc. 7.375% 9/1/16 (b)	3,585,000	3,656,700
		19,513,400
Technology - 2.5%
Amkor Technology, Inc.:
6.625% 6/1/21	1,000,000	1,025,000
7.375% 5/1/18	11,575,000	12,370,781
Seagate HDD Cayman:
6.875% 5/1/20	760,000	815,100
7% 11/1/21 (b)	555,000	602,175
7.75% 12/15/18	3,145,000	3,459,500
Seagate Technology HDD Holdings 6.8% 10/1/16	1,555,000	1,718,275
Viasystems, Inc. 7.875% 5/1/19 (b)	3,125,000	3,164,063
		23,154,894
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - 8.0%
Equinix, Inc.:
7% 7/15/21	$ 1,605,000	$ 1,753,463
8.125% 3/1/18	9,220,000	10,211,150
Nextel Communications, Inc.:
5.95% 3/15/14	4,960,000	4,953,800
6.875% 10/31/13	5,740,000	5,740,000
7.375% 8/1/15	7,560,000	7,333,200
Qwest Communications International, Inc.:
7.125% 4/1/18	1,940,000	2,066,100
8% 10/1/15	2,825,000	3,008,625
Sprint Capital Corp. 8.75% 3/15/32	480,000	406,800
Sprint Nextel Corp.:
6% 12/1/16	7,430,000	6,742,725
7% 3/1/20 (b)	2,870,000	2,927,400
9% 11/15/18 (b)	7,000,000	7,708,400
U.S. West Communications 7.5% 6/15/23	5,238,000	5,264,190
VimpelCom Holdings BV:
4.4707% 6/29/14 (b)(c)	3,600,000	3,564,000
6.2546% 3/1/17 (b)	5,730,000	5,722,838
7.5043% 3/1/22 (b)	2,705,000	2,620,469
Wind Acquisition Finance SA 7.25% 2/15/18 (b)	5,630,000	5,348,500
		75,371,660
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 6.375% 12/15/20	3,625,000	3,742,813
TOTAL NONCONVERTIBLE BONDS (Cost $780,058,942)		815,970,722
Floating Rate Loans - 6.3%

Air Transportation - 1.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (c)	10,800,599	10,854,602
Automotive - 2.5%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (c)	14,208,753	14,475,168
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (c)	6,025,060	5,851,839
Tranche C, term loan 2.1775% 12/27/15 (c)	3,106,861	3,017,538
		23,344,545
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 0.1%
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (c)	$ 1,100,000	$ 1,102,750
Capital Goods - 0.6%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (c)	2,264,325	2,272,816
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (c)	2,431,625	2,422,506
SRAM LLC. Tranche B 1LN, term loan 4.7805% 6/7/18 (c)	831,255	847,880
		5,543,202
Chemicals - 0.1%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (c)	830,955	844,458
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (c)	1,620,033	1,595,733
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (c)	1,625,000	1,629,063
Electric Utilities - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (c)	396,000	396,515
Energy - 0.2%
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (c)	1,855,000	1,831,813
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (c)	1,232,550	1,236,297
Healthcare - 0.5%
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (c)	236,582	237,174
HCA, Inc. Tranche B2, term loan 3.7197% 3/31/17 (c)	1,865,000	1,837,025
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (c)	2,375,955	2,370,016
		4,444,215
Publishing/Printing - 0.2%
Getty Images, Inc. Tranche B 1LN, term loan 4.2207% 11/5/15 (c)	705,000	709,442
Newsday LLC term loan 10.5% 8/1/13	1,685,000	1,727,125
		2,436,567
Steel - 0.1%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (c)	648,365	651,607
Floating Rate Loans - continued
	Principal Amount	Value
Super Retail - 0.2%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (c)	$ 2,000,000	$ 2,002,500
Telecommunications - 0.2%
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (c)	1,639,606	1,619,111
TOTAL FLOATING RATE LOANS (Cost $57,373,395)		59,532,978
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $57,639,135)	57,639,135	57,639,135
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $895,071,472)		933,142,835
NET OTHER ASSETS (LIABILITIES) - 0.9%		8,500,210
NET ASSETS - 100%		$ 941,643,045
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $268,250,391 or 28.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,473
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 815,970,722	$ -	$ 815,970,722	$ -
Floating Rate Loans	59,532,978	-	59,532,978	-
Money Market Funds	57,639,135	57,639,135	-	-
Total Investments in Securities:	$ 933,142,835	$ 57,639,135	$ 875,503,700	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.8%
Cayman Islands	2.7%
Netherlands	2.3%
Canada	1.6%
Liberia	1.4%
Others (Individually Less Than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $837,432,337)	$ 875,503,700
Fidelity Central Funds (cost $57,639,135)	57,639,135
Total Investments (cost $895,071,472)		$ 933,142,835
Receivable for investments sold		7,183,757
Receivable for fund shares sold		1,553,164
Interest receivable		14,642,836
Distributions receivable from Fidelity Central Funds		5,168
Prepaid expenses		771
Other receivables		159
Total assets		956,528,690

Liabilities
Payable for investments purchased	$ 12,624,397
Payable for fund shares redeemed	838,969
Distributions payable	726,005
Accrued management fee	440,103
Other affiliated payables	177,523
Other payables and accrued expenses	78,648
Total liabilities		14,885,645

Net Assets		$ 941,643,045
Net Assets consist of:
Paid in capital		$ 895,094,577
Undistributed net investment income		5,726,016
Accumulated undistributed net realized gain (loss) on investments		2,751,089
Net unrealized appreciation (depreciation) on investments		38,071,363
Net Assets, for 102,003,721 shares outstanding		$ 941,643,045
Net Asset Value, offering price and redemption price per share ($941,643,045 ÷ 102,003,721 shares)		$ 9.23

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2012

Investment Income
Dividends		$ 124,977
Interest		55,137,142
Income from Fidelity Central Funds		56,473
Total income		55,318,592

Expenses
Management fee	$ 4,646,385
Transfer agent fees	1,646,073
Accounting fees and expenses	304,243
Custodian fees and expenses	13,379
Independent trustees' compensation	4,823
Registration fees	65,794
Audit	77,743
Legal	2,523
Miscellaneous	7,337
Total expenses before reductions	6,768,300
Expense reductions	(485)	6,767,815
Net investment income (loss)		48,550,777
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,834,669
Change in net unrealized appreciation (depreciation) on investment securities		(7,468,437)
Net gain (loss)		6,366,232
Net increase (decrease) in net assets resulting from operations		$ 54,917,009

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2012	Year ended April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,550,777	$ 40,676,085
Net realized gain (loss)	13,834,669	20,079,412
Change in net unrealized appreciation (depreciation)	(7,468,437)	6,129,143
Net increase (decrease) in net assets resulting from operations	54,917,009	66,884,640
Distributions to shareholders from net investment income	(48,936,166)	(39,506,610)
Distributions to shareholders from net realized gain	(19,701,911)	(22,693,634)
Total distributions	(68,638,077)	(62,200,244)
Share transactions Proceeds from sales of shares	410,211,609	511,746,783
Reinvestment of distributions	55,345,975	44,451,661
Cost of shares redeemed	(280,783,133)	(258,248,295)
Net increase (decrease) in net assets resulting from share transactions	184,774,451	297,950,149
Redemption fees	130,182	199,429
Total increase (decrease) in net assets	171,183,565	302,833,974

Net Assets
Beginning of period	770,459,480	467,625,506
End of period (including undistributed net investment income of $5,726,016 and undistributed net investment income of $6,268,211, respectively)	$ 941,643,045	$ 770,459,480
Other Information Shares
Sold	45,044,167	55,212,398
Issued in reinvestment of distributions	6,083,167	4,857,957
Redeemed	(30,880,974)	(27,859,132)
Net increase (decrease)	20,246,360	32,211,223

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.42	$ 9.44	$ 8.19	$ 9.77	$ 10.32
Income from Investment Operations
Net investment income (loss)B	.538	.609	.700	.663	.637
Net realized and unrealized gain (loss)	.045	.351	1.232	(1.683)	(.560)
Total from investment operations	.583	.960	1.932	(1.020)	.077
Distributions from net investment income	(.544)	(.593)	(.625)	(.577)	(.632)
Distributions from net realized gain	(.230)	(.390)	(.060)	-	-
Total distributions	(.774)	(.983)	(.685)	(.577)	(.632)
Redemption fees added to paid in capitalB	.001	.003	.003	.017	.005
Net asset value, end of period	$ 9.23	$ 9.42	$ 9.44	$ 8.19	$ 9.77
Total ReturnA	6.65%	11.06%	24.37%	(10.10)%	.92%
Ratios to Average Net AssetsC,E
Expenses before reductions	.82%	.81%	.79%	.91%	.97%
Expenses net of fee waivers, if any	.82%	.81%	.79%	.85%	.85%
Expenses net of all reductions	.82%	.81%	.79%	.85%	.85%
Net investment income (loss)	5.92%	6.57%	7.85%	8.36%	6.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 941,643	$ 770,459	$ 467,626	$ 345,491	$ 64,211
Portfolio turnover rateD	52%	48%	93%	44%	69%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2012

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 47,814,024
Gross unrealized depreciation	(5,158,633)
Net unrealized appreciation (depreciation) on securities and other investments	$ 42,655,391

Tax Cost	$ 890,487,444

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 726,590
Undistributed long-term capital gain	$ 3,166,488
Net unrealized appreciation (depreciation)	$ 42,655,391

The tax character of distributions paid was as follows:

	April 30, 2012	April 30, 2011
Ordinary Income	$ 51,534,706	$ 55,922,147
Long-term Capital Gains	17,103,371	6,278,097
Total	$ 68,638,077	$ 62,200,244

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $567,215,922 and $401,397,748, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,279 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $485.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Focused High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Focused High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Focused High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2012 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 13, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Name, Age; Principal Occupation
Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Focused High Income Fund voted to pay on June 11, 2012, to shareholders of record at the opening of business on June 8, 2012, a distribution of $.032 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2012, $14,243,155, or, if subsequently determined to be different, the net capital gain of such year.

A total of .03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $14,071,988 of distributions paid during the period January 1, 2012 to April 30, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FFH-UANN-0612
1.801605.107

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

High Income

Fund

Annual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income Fund	4.90%	7.49%	9.02%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Fund on April 30, 2002. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global high-yield bonds experienced some dramatic swings during the 12 months ending April 30, 2012, especially during the first half, but finished with a flourish to overcome earlier volatility. August and September brought a sharp downturn due to signs of slowing global economic growth, the political stalemate over raising the U.S. debt ceiling, a widening financial crisis in Europe and the downgrade by Standard & Poor's of the U.S. long-term sovereign credit rating. But a sudden reversal midway through the period helped right the ship, with high-yield markets soaring in October, driven in part by attractive valuations resulting from their earlier sell-off. A temporary setback in November was followed by a steady upward trend through period end. For the year, emerging-markets debt fared best, gaining 13.00%, as measured by the JPMorgan Emerging Markets Bond Index Global (EMBI Global). In the U.S., high-yield bonds returned 5.10%, according to The BofA Merrill LynchSM US High Yield Constrained Index, which in October saw its largest monthly increase in roughly two years. The Asian market did not fare as well, with The BofA Merrill LynchSM Asian Dollar High Yield Corporate Constrained Index advancing only 1.28%. Turning to Europe, high yield declined 7.95%, according to The BofA Merrill Lynch Euro High Yield Constrained Index.

Comments from Fred Hoff, Portfolio Manager of Fidelity® High Income Fund: For the 12 months ending April 30, 2012, the fund's return of 4.90% modestly trailed its benchmark, The BofA Merrill LynchSM US High Yield Constrained Index. The fund enjoyed strong bond picking, and, if not for a slightly elevated cash position, would have slightly outperformed the benchmark, instead of the reverse. The fund benefited from good security selection among BB-rated and CCC/C-rated issues, although the fund's underweighting in the BB-rated credit tier hampered results. On an industry basis, good positioning in banks/thrifts, health care, metals/mining and energy helped, while poor telecommunications bond selection detracted. The biggest individual detractor was Penson Worldwide, a financial services company. Another disappointment was NewPage, a manufacturer of coated paper. Although the company filed for bankruptcy in September 2011, at period end I remained patient with the fund's position. Telecommunication services provider FairPoint Communications did relatively poorly, as did bonds of energy company ATP Oil & Gas. In contrast, not owning BTA Bank, a Kazakhstan-based financial institution and benchmark holding, was very helpful. Meanwhile, a debt position in Rite Aid contributed, and CEMEX benefited from improvements in its balance sheet.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Actual	.76%	$ 1,000.00	$ 1,071.00	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.82

A 5% return per year before expenses

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.5	3.2
Avaya, Inc.	3.5	2.9
First Data Corp.	1.8	1.7
CIT Group, Inc.	1.7	2.3
Calpine Corp.	1.5	1.8
	12.0
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	8.8	9.6
Healthcare	8.8	7.8
Technology	8.5	9.1
Diversified Financial Services	7.7	7.8
Telecommunications	7.0	9.7
Quality Diversification (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
AAA,AA,A 0.0%	AAA,AA,A 0.0%†
BBB 0.8%	BBB 0.5%
BB 22.3%	BB 22.9%
B 54.0%	B 51.9%
CCC,CC,C 10.0%	CCC,CC,C 13.2%
D 0.0%†	D 1.1%
Not Rated 1.1%	Not Rated 0.9%
Equities 2.8%	Equities 2.9%
Short-Term Investments and Net Other Assets 9.0%	Short-Term Investments and Net Other Assets 6.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Amount represents less than 0.1%

Annual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of April 30, 2012 *		As of October 31, 2011 **
	Nonconvertible Bonds 75.1%		Nonconvertible Bonds 77.9%
	Convertible Bonds, Preferred Stocks 2.4%		Convertible Bonds, Preferred Stocks 2.6%
	Common Stocks 0.5%		Common Stocks 0.5%
	Floating Rate Loans 12.6%		Floating Rate Loans 12.1%
	Other Investments 0.4%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 9.0%		Short-Term Investments and Net Other Assets (Liabilities) 6.6%
* Foreign investments	10.7%	** Foreign investments	9.6%

Annual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Corporate Bonds - 75.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 1,888	$ 1,838
4.5% 11/15/29 (d)	2,126	2,282
		4,120
Metals/Mining - 0.0%
Peabody Energy Corp. 4.75% 12/15/66	1,942	1,852
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. 7.25% 1/15/17 (e)	1,349	939
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	987	1,437
TOTAL CONVERTIBLE BONDS		8,348
Nonconvertible Bonds - 75.1%
Aerospace - 0.7%
Alliant Techsystems, Inc. 6.875% 9/15/20	7,103	7,565
Bombardier, Inc. 5.75% 3/15/22 (e)	5,000	4,931
Esterline Technologies Corp. 7% 8/1/20	4,518	5,015
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	6,185	6,541
7.125% 3/15/21	8,025	8,496
Sequa Corp.:
11.75% 12/1/15 (e)	2,958	3,128
13.5% 12/1/15 pay-in-kind (e)	1,635	1,745
		37,421
Air Transportation - 0.4%
Air Canada 9.25% 8/1/15 (e)	21,521	20,768
Automotive - 3.5%
ArvinMeritor, Inc.:
8.125% 9/15/15	1,020	1,084
10.625% 3/15/18	2,506	2,719
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	6,070	6,282
8.25% 6/15/21	6,065	6,247
Dana Holding Corp.:
6.5% 2/15/19	2,749	2,924
6.75% 2/15/21	2,802	3,012
Delphi Corp.:
5.875% 5/15/19 (e)	12,555	13,183
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Delphi Corp.: - continued
6.125% 5/15/21 (e)	$ 5,810	$ 6,159
Exide Technologies 8.625% 2/1/18	5,346	4,344
Ford Motor Co.:
6.375% 2/1/29	2,308	2,565
6.625% 2/15/28	1,640	1,859
6.625% 10/1/28	575	654
7.125% 11/15/25	95	105
7.45% 7/16/31	4,745	6,044
Ford Motor Credit Co. LLC:
5% 5/15/18	17,945	19,392
5.75% 2/1/21	8,012	9,014
5.875% 8/2/21	32,990	37,282
8% 12/15/16	2,136	2,530
8.125% 1/15/20	12,452	15,769
General Motors Acceptance Corp. 8% 11/1/31	21,485	24,293
International Automotive Components Group SA 9.125% 6/1/18 (e)	5,690	5,263
Lear Corp.:
7.875% 3/15/18	1,640	1,784
8.125% 3/15/20	1,821	2,021
Navistar International Corp. 8.25% 11/1/21	8,149	8,658
Stoneridge, Inc. 9.5% 10/15/17 (e)	2,619	2,763
Tenneco, Inc. 7.75% 8/15/18	2,386	2,553
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	10,685	11,273
		199,776
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
3.71% 2/11/14 (h)	4,945	4,871
4.5% 2/11/14	4,945	4,994
5.5% 2/15/17	8,965	9,055
6.25% 12/1/17	4,180	4,379
7.5% 9/15/20	22,305	24,870
8% 3/15/20	15,105	17,303
Citigroup Capital XXI 8.3% 12/21/77 (h)	4,791	4,863
GMAC, LLC:
6.75% 12/1/14	10,609	11,139
7.5% 12/31/13	5,524	5,883
8% 11/1/31	10,525	12,051
		99,408
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - 0.6%
Clear Channel Communications, Inc. 10.75% 8/1/16	$ 3,708	$ 2,735
Nexstar Broadcasting, Inc.:
7% 1/15/14	3,183	3,183
7% 1/15/14 pay-in-kind	9,695	9,647
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	3,640	3,886
Univision Communications, Inc. 6.875% 5/15/19 (e)	14,760	14,945
		34,396
Building Materials - 3.3%
Associated Materials LLC 9.125% 11/1/17	28,294	25,465
Building Materials Corp. of America 6.75% 5/1/21 (e)	3,080	3,211
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	10,730	10,033
CEMEX SA de CV:
5.4697% 9/30/15 (e)(h)	29,350	26,488
9% 1/11/18 (e)	26,325	24,614
General Cable Corp.:
2.8432% 4/1/15 (h)	8,861	8,241
7.125% 4/1/17	10,679	10,999
Headwaters, Inc. 7.625% 4/1/19	16,409	16,122
Interline Brands, Inc. 7% 11/15/18	2,789	2,963
Masco Corp.:
5.95% 3/15/22	11,425	11,624
6.125% 10/3/16	1,445	1,540
7.125% 3/15/20	6,544	7,035
Masonite International Corp. 8.25% 4/15/21 (e)	2,205	2,304
Ply Gem Industries, Inc. 8.25% 2/15/18	20,963	20,596
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (e)	6,110	6,477
USG Corp.:
7.875% 3/30/20 (e)	5,965	6,144
8.375% 10/15/18 (e)	6,115	6,421
		190,277
Cable TV - 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	30,345	31,711
6.625% 1/31/22	14,585	15,278
7% 1/15/19	18,243	19,611
7.375% 6/1/20	6,410	6,987
7.875% 4/30/18	3,420	3,702
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings LLC:
6.75% 11/15/21 (e)	$ 8,245	$ 8,554
8.625% 2/15/19	5,047	5,728
DISH DBS Corp. 6.75% 6/1/21	11,235	12,330
EchoStar Communications Corp. 7.125% 2/1/16	4,893	5,388
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	2,175	2,262
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (e)	1,515	1,617
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (e)	965	1,042
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	29,492	29,861
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	6,215	6,541
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	3,390	3,492
		154,104
Capital Goods - 0.6%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	8,610	9,105
Briggs & Stratton Corp. 6.875% 12/15/20	2,646	2,772
CNH Capital LLC 6.25% 11/1/16 (e)	4,955	5,252
Coleman Cable, Inc. 9% 2/15/18	13,972	14,740
		31,869
Chemicals - 1.6%
Celanese US Holdings LLC:
5.875% 6/15/21	3,065	3,287
6.625% 10/15/18	4,985	5,359
Chemtura Corp. 7.875% 9/1/18	9,778	10,462
Georgia Gulf Corp. 9% 1/15/17 (e)	8,156	9,053
Hexion US Finance Corp. 6.625% 4/15/20 (e)	3,595	3,757
INEOS Finance PLC:
7.5% 5/1/20 (e)	4,475	4,581
8.375% 2/15/19 (e)	3,410	3,657
INEOS Group Holdings PLC 8.5% 2/15/16 (e)	6,810	6,640
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	5,360	5,574
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	3,439	3,577
LyondellBasell Industries NV:
5% 4/15/19 (e)	18,015	18,622
5.75% 4/15/24 (e)	7,160	7,429
6% 11/15/21 (e)	3,665	3,958
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
NOVA Chemicals Corp. 8.625% 11/1/19	$ 5,948	$ 6,810
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)	1,455	1,520
		94,286
Consumer Products - 0.0%
Elizabeth Arden, Inc. 7.375% 3/15/21	1,805	1,949
Prestige Brands, Inc. 8.125% 2/1/20 (e)	900	981
		2,930
Containers - 2.8%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	315	340
9.125% 10/15/20 (e)	3,370	3,572
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (e)	14,187	14,967
Berry Plastics Corp. 5.2167% 2/15/15 (h)	27,523	27,523
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	5,357	5,719
Graphic Packaging International, Inc. 7.875% 10/1/18	3,194	3,545
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)	14,930	15,341
7.125% 4/15/19 (e)	10,170	10,628
7.875% 8/15/19 (e)	14,665	15,802
8.25% 2/15/21 (e)	13,471	12,831
9% 4/15/19 (e)	9,864	9,889
9.875% 8/15/19 (e)	1,545	1,607
9.875% 8/15/19 (e)	11,635	11,780
Sealed Air Corp.:
8.125% 9/15/19 (e)	9,615	10,721
8.375% 9/15/21 (e)	10,680	12,042
Solo Cup Co. 8.5% 2/15/14	3,019	3,042
		159,349
Diversified Financial Services - 7.0%
Aircastle Ltd.:
7.625% 4/15/20 (e)	1,920	1,949
9.75% 8/1/18	2,023	2,240
9.75% 8/1/18 (e)	4,485	4,956
CIT Group, Inc.:
5.25% 3/15/18	14,490	14,925
5.5% 2/15/19 (e)	6,890	7,079
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
CIT Group, Inc.: - continued
7% 5/2/16 (e)	$ 41,867	$ 41,972
7% 5/2/17 (e)	29,585	29,659
Eileme 2 AB 11.625% 1/31/20 (e)	5,220	5,403
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	35,205	37,625
International Lease Finance Corp.:
4.875% 4/1/15	10,000	10,000
5.625% 9/20/13	6,002	6,069
5.65% 6/1/14	4,281	4,377
5.75% 5/15/16	7,810	7,958
5.875% 5/1/13	4,440	4,540
6.25% 5/15/19	11,635	11,750
6.625% 11/15/13	9,689	9,980
7.125% 9/1/18 (e)	19,940	21,984
8.625% 9/15/15	46,159	51,006
8.625% 1/15/22	19,580	22,272
8.75% 3/15/17	30,306	34,018
8.875% 9/1/17	12,220	13,778
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	16,560	6,624
SLM Corp.:
6% 1/25/17	5,210	5,295
6.25% 1/25/16	7,125	7,339
7.25% 1/25/22	5,610	5,666
8% 3/25/20	18,702	19,777
8.45% 6/15/18	9,045	9,904
		398,145
Diversified Media - 0.4%
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20 (e)	895	870
7.625% 3/15/20 (e)	7,400	7,326
Entravision Communication Corp. 8.75% 8/1/17	4,528	4,800
Lamar Media Corp. 5.875% 2/1/22 (e)	2,160	2,214
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18	8,950	9,890
		25,100
Electric Utilities - 5.6%
Atlantic Power Corp. 9% 11/15/18 (e)	13,735	14,010
Calpine Corp.:
7.5% 2/15/21 (e)	55,382	58,843
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Calpine Corp.: - continued
7.875% 7/31/20 (e)	$ 28,302	$ 30,566
CMS Energy Corp. 8.75% 6/15/19	2,369	2,890
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (e)	1,900	2,109
Energy Future Holdings Corp. 10% 1/15/20	2,298	2,493
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	8,558	9,435
11% 10/1/21	1,288	1,230
11.75% 3/1/22 (e)	17,205	17,850
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (e)	6,885	7,246
9.375% 5/1/20 (e)	14,325	15,256
GenOn Energy, Inc.:
9.5% 10/15/18	16,505	15,680
9.875% 10/15/20	19,213	18,060
InterGen NV 9% 6/30/17 (e)	13,649	14,007
Mirant Americas Generation LLC:
8.5% 10/1/21	24,173	21,756
9.125% 5/1/31	12,944	11,326
NRG Energy, Inc.:
7.625% 5/15/19	4,630	4,503
7.875% 5/15/21	4,965	4,866
NSG Holdings II, LLC 7.75% 12/15/25 (e)	8,480	8,522
Puget Energy, Inc. 6% 9/1/21	6,915	7,393
RRI Energy, Inc. 7.875% 6/15/17	16,994	15,465
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,733	1,813
The AES Corp.:
7.375% 7/1/21 (e)	13,285	14,780
8% 10/15/17	14,174	16,158
9.75% 4/15/16	4,459	5,262
TXU Corp. 6.5% 11/15/24	2,916	1,545
		323,064
Energy - 8.5%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,365	3,424
7% 5/20/22	7,205	7,385
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	4,955	5,005
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
AmeriGas Partners LP/AmeriGas Finance Corp.: - continued
6.5% 5/20/21	$ 2,350	$ 2,385
Antero Resources Finance Corp. 7.25% 8/1/19 (e)	9,910	10,158
ATP Oil & Gas Corp. 11.875% 5/1/15	27,546	21,073
Atwood Oceanics, Inc. 6.5% 2/1/20	1,305	1,374
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19	8,235	8,585
9.375% 5/1/19	2,290	2,387
Chesapeake Energy Corp.:
6.125% 2/15/21	11,845	11,194
9.5% 2/15/15	10,248	11,170
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	6,730	6,444
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)	4,805	4,517
Continental Resources, Inc.:
5% 9/15/22 (e)	5,000	5,063
7.125% 4/1/21	2,865	3,123
7.375% 10/1/20	4,203	4,623
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (e)	7,160	7,285
Denbury Resources, Inc. 8.25% 2/15/20	4,684	5,234
Edgen Murray Corp. 12.25% 1/15/15	20,894	22,252
Energy Transfer Equity LP 7.5% 10/15/20	20,218	22,391
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	35,918	34,840
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	7,993	7,274
Forest Oil Corp. 7.25% 6/15/19	20,983	20,668
Frontier Oil Corp. 6.875% 11/15/18	4,319	4,513
Gulfmark Offshore, Inc. 6.375% 3/15/22 (e)	1,590	1,622
Hornbeck Offshore Services, Inc. 5.875% 4/1/20 (e)	5,715	5,686
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	27,387	27,661
7% 10/1/18	8,691	8,865
Key Energy Services, Inc. 6.75% 3/1/21 (e)	3,395	3,497
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	23,395	23,044
6.5% 5/15/19 (e)	5,915	5,871
7.75% 2/1/21	4,893	5,138
8.625% 4/15/20	11,400	12,455
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	$ 10,865	$ 11,463
MRC Global, Inc. 9.5% 12/15/16	30,130	33,218
Offshore Group Investment Ltd. 11.5% 8/1/15	3,299	3,612
Oil States International, Inc. 6.5% 6/1/19	6,290	6,652
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)	12,965	13,516
Pioneer Drilling Co. 9.875% 3/15/18	5,603	5,911
Pioneer Natural Resources Co. 6.65% 3/15/17	3,059	3,472
Plains Exploration & Production Co.:
6.125% 6/15/19	5,000	5,038
6.75% 2/1/22	8,250	8,580
7.625% 6/1/18	1,894	2,012
7.625% 4/1/20	7,329	7,915
Precision Drilling Corp. 6.5% 12/15/21	1,100	1,144
Quicksilver Resources, Inc. 7.125% 4/1/16	1,462	1,338
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	7,148	7,470
Samson Investment Co. 9.75% 2/15/20 (e)	6,490	6,782
SESI LLC 6.375% 5/1/19	8,270	8,601
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	3,221	3,189
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (e)	3,105	3,144
6.875% 2/1/21	3,584	3,745
7.875% 10/15/18	9,169	9,673
WPX Energy, Inc.:
5.25% 1/15/17 (e)	5,100	5,062
6% 1/15/22 (e)	6,890	6,769
		484,512
Environmental - 0.2%
Covanta Holding Corp.:
6.375% 10/1/22	5,740	5,912
7.25% 12/1/20	6,502	7,035
		12,947
Food & Drug Retail - 1.2%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	13,420	14,460
Rite Aid Corp.:
7.5% 3/1/17	10,210	10,389
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.: - continued
9.375% 12/15/15	$ 1,635	$ 1,666
9.5% 6/15/17	28,380	28,380
10.375% 7/15/16	12,624	13,381
Tops Markets LLC 10.125% 10/15/15	1,435	1,546
		69,822
Food/Beverage/Tobacco - 0.8%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	17,259	17,647
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	17,242	18,104
Dean Foods Co. 7% 6/1/16	4,000	4,160
JBS Finance II Ltd. 8.25% 1/29/18 (e)	3,555	3,478
JBS USA LLC/JBS USA Finance, Inc.:
7.25% 6/1/21 (e)	350	334
8.25% 2/1/20 (e)	4,575	4,621
		48,344
Gaming - 2.4%
Ameristar Casinos, Inc. 7.5% 4/15/21	8,915	9,383
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (e)	26,455	27,249
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	1,780	1,882
MGM Mirage, Inc.:
6.625% 7/15/15	3,000	3,146
7.5% 6/1/16	3,365	3,508
7.625% 1/15/17	13,747	14,366
7.75% 3/15/22	18,135	18,634
8.625% 2/1/19 (e)	22,595	24,572
Pinnacle Entertainment, Inc. 7.75% 4/1/22	1,980	2,099
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (e)	26,060	25,897
7.75% 8/15/20	4,880	5,392
		136,128
Healthcare - 7.7%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (e)	5,471	5,656
Alere, Inc. 9% 5/15/16	5,389	5,571
Carriage Services, Inc. 7.875% 1/15/15	2,956	3,000
Community Health Systems, Inc.:
8% 11/15/19 (e)	10,955	11,612
8% 11/15/19 (e)	40,820	43,269
8.875% 7/15/15	7,516	7,770
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Emergency Medical Services Corp. 8.125% 6/1/19	$ 13,632	$ 13,973
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20	6,682	7,166
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	2,305	2,469
Grifols, Inc. 8.25% 2/1/18	3,073	3,296
HCA Holdings, Inc. 7.75% 5/15/21	6,000	6,255
HCA, Inc.:
5.875% 3/15/22	10,000	10,163
6.5% 2/15/20	17,520	18,790
7.25% 9/15/20	2,436	2,686
7.5% 11/6/33	2,576	2,447
7.875% 2/15/20	16,571	18,414
8% 10/1/18	3,000	3,345
8.5% 4/15/19	9,363	10,510
9.875% 2/15/17	1,033	1,132
Health Management Associates, Inc. 7.375% 1/15/20 (e)	1,765	1,849
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	17,015	16,717
Inverness Medical Innovations, Inc. 7.875% 2/1/16	10,952	11,417
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	1,855	2,031
Kindred Healthcare, Inc. 8.25% 6/1/19	1,865	1,637
Mylan, Inc. 6% 11/15/18 (e)	20,326	21,342
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (e)	16,945	16,882
6.75% 10/15/22	10,563	11,118
7.5% 2/15/20	6,951	7,438
Radiation Therapy Services, Inc. 8.875% 1/15/17 (e)(g)	6,775	6,707
Rotech Healthcare, Inc. 10.75% 10/15/15	3,982	4,017
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	6,980	7,443
Stewart Enterprises, Inc. 6.5% 4/15/19	3,460	3,607
Tenet Healthcare Corp.:
6.25% 11/1/18 (e)	6,620	6,885
8.875% 7/1/19	9,271	10,442
USPI Finance Corp. 9% 4/1/20 (e)	3,890	4,094
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	8,345	8,648
6.75% 8/15/21 (e)	6,953	6,762
6.875% 12/1/18 (e)	23,609	24,317
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International: - continued
7% 10/1/20 (e)	$ 2,900	$ 2,940
7.25% 7/15/22 (e)	8,905	8,883
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	10,669	10,749
7.75% 2/1/19 (e)	10,005	10,080
8% 2/1/18	10,730	10,998
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)	38,401	39,841
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	3,985	3,746
		438,114
Homebuilders/Real Estate - 1.3%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	4,248	4,545
11.625% 6/15/17	11,413	13,011
KB Home:
5.875% 1/15/15	932	904
6.25% 6/15/15	1,262	1,227
7.25% 6/15/18	4,400	4,246
8% 3/15/20	9,475	9,214
9.1% 9/15/17	4,165	4,290
Realogy Corp.:
7.625% 1/15/20 (e)	11,410	11,809
7.875% 2/15/19 (e)	2,468	2,419
11.5% 4/15/17	5,441	5,060
Standard Pacific Corp.:
8.375% 5/15/18	11,118	11,854
8.375% 1/15/21	7,216	7,613
		76,192
Hotels - 0.9%
FelCor Lodging LP 6.75% 6/1/19	17,415	17,589
Host Hotels & Resorts LP:
5.25% 3/15/22 (e)	10,000	9,938
5.875% 6/15/19	10,030	10,707
6% 10/1/21 (e)	4,310	4,601
9% 5/15/17	6,204	6,886
Host Marriott LP 6.375% 3/15/15	2,975	3,016
		52,737
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - 0.7%
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	$ 12,449	$ 8,528
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	6,517	7,332
NCL Corp. Ltd. 11.75% 11/15/16	4,465	5,224
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	12,179	14,706
yankee 7.25% 6/15/16	1,467	1,581
		37,371
Metals/Mining - 2.0%
Aleris International, Inc. 7.625% 2/15/18	4,100	4,264
Alpha Natural Resources, Inc.:
6% 6/1/19	9,520	8,901
6.25% 6/1/21	9,405	8,723
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	1,625	1,414
Calcipar SA 6.875% 5/1/18 (e)	3,265	3,355
CONSOL Energy, Inc.:
8% 4/1/17	18,742	19,632
8.25% 4/1/20	14,663	15,359
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)	7,860	7,998
6.875% 4/1/22 (e)	4,015	4,070
7% 11/1/15 (e)	18,520	19,168
8.25% 11/1/19 (e)	10,265	11,138
Novelis, Inc. 8.375% 12/15/17	779	845
Peabody Energy Corp.:
6% 11/15/18 (e)	6,620	6,686
7.375% 11/1/16	2,503	2,778
SunCoke Energy, Inc. 7.625% 8/1/19	1,540	1,563
		115,894
Paper - 1.1%
AbitibiBowater, Inc. 10.25% 10/15/18	500	580
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	6,302	6,932
Glatfelter 7.125% 5/1/16	2,395	2,449
Mercer International, Inc. 9.5% 12/1/17	7,341	7,598
NewPage Corp. 11.375% 12/31/14 (c)	39,949	27,165
Sappi Papier Holding AG 6.625% 4/15/21 (e)	1,800	1,697
Xerium Technologies, Inc. 8.875% 6/15/18	16,760	13,995
		60,416
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - 0.3%
Cengage Learning Acquisitions, Inc. 11.5% 4/15/20 (e)	$ 9,315	$ 9,804
Cenveo Corp. 7.875% 12/1/13	8,468	7,727
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	1,448	1,153
		18,684
Restaurants - 0.5%
DineEquity, Inc. 9.5% 10/30/18	16,395	18,035
Landry's Acquisition Co. 9.375% 5/1/20 (e)	3,920	3,979
Landrys Holdings, Inc. 11.5% 6/1/14 (e)	3,639	3,639
Roadhouse Financing, Inc. 10.75% 10/15/17	4,038	3,907
		29,560
Services - 1.4%
Air Lease Corp. 5.625% 4/1/17 (e)	7,705	7,589
ARAMARK Corp. 4.0469% 2/1/15 (h)	22,139	22,028
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
3.0026% 5/15/14 (h)	6,559	6,362
7.625% 5/15/14	3,623	3,623
7.75% 5/15/16	5,195	5,331
9.625% 3/15/18	9,893	10,783
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(h)	12,871	13,450
The Geo Group, Inc.:
6.625% 2/15/21	1,988	2,097
7.75% 10/15/17	1,756	1,901
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (e)(h)	3,560	3,818
UR Financing Escrow Corp. 5.75% 7/15/18 (e)	3,505	3,619
		80,601
Shipping - 1.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	30,775	28,313
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	19,976	17,579
8.875% 11/1/17	12,916	13,303
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	1,620	1,458
Ship Finance International Ltd. 8.5% 12/15/13	19,152	19,152
Teekay Corp. 8.5% 1/15/20	4,508	4,700
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	4,721	4,249
		88,754
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Steel - 0.5%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	$ 11,479	$ 11,852
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	13,868	14,353
		26,205
Super Retail - 1.7%
Asbury Automotive Group, Inc. 7.625% 3/15/17	18,758	19,391
Claire's Stores, Inc.:
8.875% 3/15/19	1,724	1,521
9% 3/15/19 (e)	30,920	31,848
J. Crew Group, Inc. 8.125% 3/1/19	14,023	14,514
Limited Brands, Inc.:
6.625% 4/1/21	9,440	10,148
7% 5/1/20	4,578	5,070
Office Depot, Inc. 9.75% 3/15/19 (e)	4,630	4,723
Sally Holdings LLC 6.875% 11/15/19 (e)	3,800	4,057
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	3,678	4,027
		95,299
Technology - 5.2%
Avaya, Inc.:
7% 4/1/19 (e)	50,323	50,071
9.75% 11/1/15	38,325	37,846
10.125% 11/1/15 pay-in-kind (h)	57,663	57,086
CDW LLC/CDW Finance Corp.:
8% 12/15/18	9,362	10,205
8.5% 4/1/19	15,220	16,190
12.535% 10/12/17	3,290	3,594
Ceridian Corp. 11.25% 11/15/15	2,652	2,539
CommScope, Inc. 8.25% 1/15/19 (e)	5,142	5,476
First Data Corp.:
7.375% 6/15/19 (e)	9,985	10,260
8.25% 1/15/21 (e)	4,566	4,498
8.75% 1/15/22 pay-in-kind (e)(h)	8,382	8,172
10.55% 9/24/15 pay-in-kind (h)	2,340	2,381
12.625% 1/15/21	7,342	7,360
Freescale Semiconductor, Inc.:
8.05% 2/1/20	8,420	8,420
9.25% 4/15/18 (e)	14,181	15,493
10.125% 3/15/18 (e)	10,476	11,681
Jabil Circuit, Inc. 5.625% 12/15/20	3,170	3,324
Lawson Software, Inc. 9.375% 4/1/19 (e)	3,310	3,467
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc. 6.45% 3/15/29	$ 5,074	$ 3,717
Sanmina-SCI Corp. 7% 5/15/19 (e)	10,925	11,116
Serena Software, Inc. 10.375% 3/15/16	2,183	2,232
Spansion LLC 7.875% 11/15/17	7,657	7,542
Viasystems, Inc.:
7.875% 5/1/19 (e)	8,955	9,067
12% 1/15/15 (e)	5,193	5,595
		297,332
Telecommunications - 5.6%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	18,748	16,639
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	9,557	8,816
Clearwire Escrow Corp. 12% 12/1/15 (e)	6,021	5,554
Cricket Communications, Inc. 7.75% 10/15/20	25,125	23,555
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (e)(h)	2,905	2,934
Dycom Investments, Inc. 7.125% 1/15/21	4,400	4,532
Frontier Communications Corp.:
8.25% 4/15/17	7,119	7,671
8.5% 4/15/20	18,192	18,920
Intelsat Jackson Holdings SA:
7.25% 4/1/19	12,240	12,760
7.5% 4/1/21	16,635	17,467
Intelsat Luxembourg SA:
11.25% 2/4/17	5,620	5,845
11.5% 2/4/17 pay-in-kind (h)	32,968	34,369
MetroPCS Wireless, Inc. 6.625% 11/15/20	12,295	11,849
Nextel Communications, Inc. 7.375% 8/1/15	46,189	44,803
NII Capital Corp. 7.625% 4/1/21	11,385	10,588
Sprint Capital Corp. 6.9% 5/1/19	38,224	33,446
Sprint Nextel Corp.:
8.375% 8/15/17	7,914	7,627
9% 11/15/18 (e)	3,320	3,656
Telesat Canada/Telesat LLC 6% 5/15/17 (e)(g)	7,170	7,170
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)	3,750	3,722
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	7,159	6,801
11.75% 7/15/17 (e)	11,161	10,966
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	$ 18,457	$ 15,444
Windstream Corp. 7% 3/15/19	4,181	4,265
		319,399
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 6.375% 12/15/20	26,933	27,808
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,891	5,398
		33,206
TOTAL NONCONVERTIBLE BONDS		4,292,410
TOTAL CORPORATE BONDS (Cost $4,154,937)		4,300,758
Common Stocks - 0.5%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	179,281	6,786
Building Materials - 0.2%
Nortek, Inc. (a)	256,425	11,731
Chemicals - 0.2%
LyondellBasell Industries NV Class A	204,837	8,558
Publishing/Printing - 0.0%
RDA Holding Co. warrants 2/19/14 (a)(i)	54,645	0
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	17,563	1,405
Class B (a)	5,854	468
		1,873
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	143,778	1,106
TOTAL COMMON STOCKS (Cost $46,077)		30,054
Preferred Stocks - 2.3%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.3%
Banks & Thrifts - 1.1%
Bank of America Corp. Series L, 7.25%	21,242	$ 20,668
Huntington Bancshares, Inc. 8.50%	22,162	25,442
Wells Fargo & Co. 7.50%	13,813	15,471
		61,581
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	10,800	11,564
Electric Utilities - 0.0%
PPL Corp. 8.75%	49,100	2,529
TOTAL CONVERTIBLE PREFERRED STOCKS		75,674
Nonconvertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (e)	20,830	17,549
Diversified Financial Services - 0.7%
Citigroup Capital XII 8.50%	215,800	5,555
Citigroup Capital XIII 7.875%	223,587	5,954
GMAC Capital Trust I Series 2, 8.125%	995,482	23,842
		35,351
TOTAL NONCONVERTIBLE PREFERRED STOCKS		52,900
TOTAL PREFERRED STOCKS (Cost $115,052)		128,574
Floating Rate Loans - 12.6%
	Principal Amount (000s)
Aerospace - 0.2%
Sequa Corp. term loan 3.7232% 12/3/14 (h)	$ 10,923	10,841
TransDigm Group, Inc. Tranche B2, term loan 4% 2/14/17 (h)	3,347	3,342
		14,183
Air Transportation - 0.8%
US Airways Group, Inc. term loan 2.7398% 3/23/14 (h)	45,432	43,444
Automotive - 0.6%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (h)	11,631	11,849
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (h)	1,424	1,428
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (h)	$ 14,895	$ 14,467
Tranche C, term loan 2.1775% 12/27/15 (h)	7,599	7,381
		35,125
Broadcasting - 0.7%
Univision Communications, Inc. term loan 4.4888% 3/31/17 (h)	41,366	38,470
VNU, Inc. Tranche C, term loan 3.4913% 5/1/16 (h)	3,609	3,613
		42,083
Cable TV - 0.4%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (h)	24,575	24,329
Capital Goods - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (h)	1,755	1,757
Tranche B 1LN, term loan 4.7805% 6/7/18 (h)	5,110	5,213
		6,970
Chemicals - 0.3%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (h)	4,880	4,959
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (h)	7,675	7,560
INEOS U.S. Finance LLC term loan 6.5% 5/4/18 (h)	3,845	3,855
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (h)	1,125	1,132
		17,506
Consumer Products - 0.1%
Prestige Brands, Inc. Tranche B, term loan 5.2265% 1/31/19 (h)	2,826	2,833
Electric Utilities - 0.8%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.7197% 12/15/14 (h)	15,703	15,153
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7413% 10/10/17 (h)	49,922	27,707
		42,860
Energy - 0.3%
CCS, Inc. Tranche B, term loan 3.2388% 11/14/14 (h)	14,769	14,289
Everest Acquisition LLC Tranche B, term loan 6.5% 4/2/18 (h)	3,270	3,311
		17,600
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 1.997% 6/4/14 (h)	$ 6,543	$ 6,428
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (h)	4,990	5,003
Healthcare - 1.1%
Community Health Systems, Inc.:
term loan 3.9886% 1/25/17 (h)	3,379	3,336
Tranche B, term loan 2.6266% 7/25/14 (h)	5,607	5,558
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (h)	6,531	6,548
Grifols, Inc. Tranche B, term loan 4.5% 6/1/17 (h)	5,537	5,544
HCA, Inc.:
Tranche B2, term loan 3.7197% 3/31/17 (h)	3,376	3,326
Tranche B3, term loan 3.4888% 5/1/18 (h)	10,022	9,859
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (h)	13,739	13,757
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (h)	4,633	4,680
VWR Funding, Inc. term loan 2.7388% 6/29/14 (h)	8,215	8,164
		60,772
Homebuilders/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 4.4913% 10/10/16 (h)	1,936	1,798
term loan 4.77% 10/10/16 (h)	24,673	22,915
		24,713
Publishing/Printing - 0.4%
Thomson Learning Tranche B, term loan 2.49% 7/5/14 (h)	26,793	24,516
Restaurants - 0.7%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (h)	7,675	7,675
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.7236% 6/14/13 (h)	2,781	2,746
term loan 2.5625% 6/14/14 (h)	28,117	27,765
		38,186
Services - 0.1%
ServiceMaster Co.:
term loan 2.8025% 7/24/14 (h)	7,050	6,962
Tranche DD, term loan 2.74% 7/24/14 (h)	702	693
		7,655
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - 0.1%
Michaels Stores, Inc. Tranche B1, term loan 2.75% 10/31/13 (h)	$ 4,164	$ 4,169
Super Retail - 0.6%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (h)	33,970	34,012
Technology - 3.3%
Avaya, Inc.:
term loan 3.2406% 10/27/14 (h)	16,682	16,369
Tranche B 3LN, term loan 4.9906% 10/26/17 (h)	35,503	34,438
CDW Corp. Tranche B, term loan 4% 7/15/17 (h)	17,517	17,167
First Data Corp. term loan 4.2398% 3/24/18 (h)	81,295	74,390
Freescale Semiconductor, Inc. term loan 4.4913% 12/1/16 (h)	15,975	15,655
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (h)	12,545	12,718
NXP BV:
term loan 4.5% 3/4/17 (h)	2,992	2,959
Tranche A6, term loan 5.25% 3/19/19 (h)	7,425	7,425
SunGard Data Systems, Inc. Tranche C, term loan 3.9913% 2/28/17 (h)	10,233	10,259
		191,380
Telecommunications - 1.4%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (h)	5,815	5,815
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	52,863	43,612
Genesys SA Tranche B, term loan 6.75% 1/31/19 (h)	1,820	1,836
Intelsat Jackson Holdings SA:
term loan 3.2403% 2/1/14 (h)	12,730	12,571
Tranche B, term loan 5.25% 4/2/18 (h)	14,013	14,066
		77,900
TOTAL FLOATING RATE LOANS (Cost $727,017)		721,667
Preferred Securities - 0.4%
	Principal Amount (000s)	Value (000s)
Banks & Thrifts - 0.4%
Bank of America Corp.:
8% (f)(h)	$ 5,920	$ 6,098
8.125% (f)(h)	13,173	14,026
TOTAL PREFERRED SECURITIES (Cost $18,836)		20,124
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $453,985)	453,985,406	453,985
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $5,515,904)		5,655,162
NET OTHER ASSETS (LIABILITIES) - 1.1%		62,076
NET ASSETS - 100%		$ 5,717,238
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,626,330,000 or 28.4% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,106,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 16,939
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 372
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,670	$ -	$ 11,564	$ 1,106
Financials	121,267	103,718	17,549	-
Industrials	13,604	11,731	-	1,873
Materials	8,558	8,558	-	-
Utilities	2,529	-	2,529	-
Corporate Bonds	4,300,758	-	4,300,758	-
Floating Rate Loans	721,667	-	721,667	-
Preferred Securities	20,124	-	20,124	-
Money Market Funds	453,985	453,985	-	-
Total Investments in Securities:	$ 5,655,162	$ 577,992	$ 5,074,191	$ 2,979
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 5,308
Total Realized Gain (Loss)	3
Total Unrealized Gain (Loss)	(971)
Cost of Purchases	-
Proceeds of Sales	(1,361)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,979
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (1,055)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.3%
Luxembourg	2.6%
Canada	1.3%
Marshall Islands	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,061,919)	$ 5,201,177
Fidelity Central Funds (cost $453,985)	453,985
Total Investments (cost $5,515,904)		$ 5,655,162
Cash		341
Receivable for investments sold		18,527
Receivable for fund shares sold		10,025
Dividends receivable		418
Interest receivable		88,084
Distributions receivable from Fidelity Central Funds		57
Prepaid expenses		3
Other receivables		33
Total assets		5,772,650

Liabilities
Payable for investments purchased Regular delivery	$ 29,460
Delayed delivery	13,912
Payable for fund shares redeemed	3,353
Distributions payable	5,217
Accrued management fee	2,640
Other affiliated payables	716
Other payables and accrued expenses	114
Total liabilities		55,412

Net Assets		$ 5,717,238
Net Assets consist of:
Paid in capital		$ 5,682,019
Undistributed net investment income		51,501
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(155,540)
Net unrealized appreciation (depreciation) on investments		139,258
Net Assets, for 631,615 shares outstanding		$ 5,717,238
Net Asset Value, offering price and redemption price per share ($5,717,238 ÷ 631,615 shares)		$ 9.05

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2012

Investment Income
Dividends		$ 10,054
Interest		356,276
Income from Fidelity Central Funds		372
Total income		366,702

Expenses
Management fee	$ 27,485
Transfer agent fees	7,722
Accounting fees and expenses	1,166
Custodian fees and expenses	61
Independent trustees' compensation	29
Registration fees	195
Audit	160
Legal	29
Miscellaneous	57
Total expenses before reductions	36,904
Expense reductions	(3)	36,901
Net investment income (loss)		329,801
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52,094
Foreign currency transactions	1
Total net realized gain (loss)		52,095
Change in net unrealized appreciation (depreciation) on investment securities		(124,822)
Net gain (loss)		(72,727)
Net increase (decrease) in net assets resulting from operations		$ 257,074

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2012	Year ended April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 329,801	$ 545,199
Net realized gain (loss)	52,095	526,367
Change in net unrealized appreciation (depreciation)	(124,822)	(210,880)
Net increase (decrease) in net assets resulting from operations	257,074	860,686
Distributions to shareholders from net investment income	(327,513)	(528,019)
Share transactions - net increase (decrease)	1,001,788	(3,019,871)
Redemption fees	1,316	1,140
Total increase (decrease) in net assets	932,665	(2,686,064)

Net Assets
Beginning of period	4,784,573	7,470,637
End of period (including undistributed net investment income of $51,501 and undistributed net investment income of $49,686, respectively)	$ 5,717,238	$ 4,784,573

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - High Income

Years ended April 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 8.82	$ 6.83	$ 8.59	$ 9.17
Income from Investment Operations
Net investment income (loss) B	.600	.661	.651	.640	.639
Net realized and unrealized gain (loss)	(.185)	.381	1.934	(1.799)	(.566)
Total from investment operations	.415	1.042	2.585	(1.159)	.073
Distributions from net investment income	(.597)	(.633)	(.586)	(.604)	(.654)
Distributions from net realized gain	-	-	(.010)	-	-
Total distributions	(.597)	(.633)	(.596)	(.604)	(.654)
Redemption fees added to paid in capital B	.002	.001	.001	.003	.001
Net asset value, end of period	$ 9.05	$ 9.23	$ 8.82	$ 6.83	$ 8.59
Total Return A	4.90%	12.36%	38.94%	(13.26)%	.99%
Ratios to Average Net Assets C,E
Expenses before reductions	.76%	.75%	.75%	.77%	.75%
Expenses net of fee waivers, if any	.76%	.75%	.75%	.77%	.75%
Expenses net of all reductions	.76%	.75%	.75%	.77%	.74%
Net investment income (loss)	6.79%	7.44%	8.09%	9.04%	7.36%
Supplemental Data
Net assets, end of period (in millions)	$ 5,717	$ 4,785	$ 7,158	$ 5,198	$ 5,436
Portfolio turnover rate D	35%	55%	65%	27%	33%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offered Class F shares during the period June 26, 2009 through March 11, 2011 and all outstanding shares were redeemed by March 11, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 299,133
Gross unrealized depreciation	(119,743)
Net unrealized appreciation (depreciation) on securities and other investments	$ 179,390

Tax Cost	$ 5,475,772

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 10,768
Capital loss carryforward	$ (152,334)
Net unrealized appreciation (depreciation)	$ 179,390

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (51,200)
2018	(101,134)
Total capital loss carryforward	$ (152,334)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	April 30, 2012	April 30, 2011
Ordinary Income	$ 327,513	$ 528,019

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,333,153 and $1,591,017, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to annual rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were two hundred nineteen dollars for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2012	2011 A
From net investment income
High Income	$ 327,513	$ 488,527
Class F	-	39,492
Total	$ 327,513	$ 528,019

A All Class F shares were redeemed on March 11, 2011.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2012	2011 A	2012	2011 A
High Income
Shares sold	275,839	283,631	$ 2,434,109	$ 2,520,719
Reinvestment of distributions	30,266	48,629	267,080	430,451
Shares redeemed	(192,887)	(625,429) B	(1,699,401)	(5,626,658) B
Net increase (decrease)	113,218	(293,169)	$ 1,001,788	$ (2,675,488)
Class F
Shares sold	-	73,420	$ -	$ 650,549
Reinvestment of distributions	-	4,200	-	37,295
Shares redeemed	-	(113,022) B	-	(1,032,227) B
Net increase (decrease)	-	(35,402)	$ -	$ (344,383)

A All Class F shares were redeemed on March 11, 2011.

B Amount includes in-kind redemptions

Annual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Income Opportunities Fund was the owner of record of approximately 10% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2012 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 13, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

High Income designates $96,888,565 of distributions paid during the period January 1, 2012 to April 30, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SPH-UANN-0612
1.784717.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Series High Income

Fund

Fidelity Series High Income Fund

Class F

Annual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series High Income Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2012	Past 1 year	Life of fund A
Fidelity® Series High Income Fund	4.66%	5.77%
Class F	4.80%	5.90%

A From March 10, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series High Income Fund, a class of the fund, on March 10, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global high-yield bonds experienced some dramatic swings during the 12 months ending April 30, 2012, especially during the first half, but finished with a flourish to overcome earlier volatility. August and September brought a sharp downturn due to signs of slowing global economic growth, the political stalemate over raising the U.S. debt ceiling, a widening financial crisis in Europe and the downgrade by Standard & Poor's of the U.S. long-term sovereign credit rating. But a sudden reversal midway through the period helped right the ship, with high-yield markets soaring in October, driven in part by attractive valuations resulting from their earlier sell-off. A temporary setback in November was followed by a steady upward trend through period end. For the year, emerging-markets debt fared best, gaining 13.00%, as measured by the JPMorgan Emerging Markets Bond Index Global (EMBI Global). In the U.S., high-yield bonds returned 5.10%, according to The BofA Merrill LynchSM US High Yield Constrained Index, which in October saw its largest monthly increase in roughly two years. The Asian market did not fare as well, with The BofA Merrill LynchSM Asian Dollar High Yield Corporate Constrained Index advancing only 1.28%. Turning to Europe, high yield declined 7.95%, according to The BofA Merrill Lynch Euro High Yield Constrained Index.

Comments from Fred Hoff, Portfolio Manager of Fidelity® Series High Income Fund: For the 12 months ending April 30, 2012, the Series High Income and Class F shares returned 4.66%, and 4.80% respectively, trailing The BofA Merrill LynchSM US High Yield Constrained Index. On an industry basis, poor selection of bonds in the telecommunications, automotive-related and paper industries detracted. Meanwhile, good positioning in banks/thrifts, food/drug retailers and homebuilders helped. Also, the fund's underweighting in the BB-rated credit tier hampered results, although good security selection among BB-rated and CCC/C-rated issues added value. The biggest individual detractor was NewPage, a manufacturer of coated paper. Bonds of Italian mobile phone provider Wind Acquisition Finance; telecommunication services provider FairPoint Communications; Penson Worldwide, a financial services company; and energy company ATP Oil & Gas also detracted. The biggest individual boost came from not owning BTA Bank, a Kazakhstan-based financial institution and benchmark holding that performed very poorly. In terms of bonds the fund owned, debt positions in pharmacy company Rite Aid; cement producer CEMEX; and Avaya, which provides business communications services, all added to results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Series High Income	.72%
Actual		$ 1,000.00	$ 1,073.40	$ 3.71
HypotheticalA		$ 1,000.00	$ 1,021.28	$ 3.62
Class F	.59%
Actual		$ 1,000.00	$ 1,074.10	$ 3.04
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 2.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Avaya, Inc.	3.5	3.0
International Lease Finance Corp.	3.4	3.2
CIT Group, Inc.	2.3	2.7
First Data Corp.	2.0	1.4
Ally Financial Inc.	1.8	0.8
	13.0
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	9.2	8.2
Technology	9.1	9.7
Energy	8.9	9.7
Diversified Financial Services	7.9	7.8
Telecommunications	7.5	10.6
Quality Diversification (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
BBB 0.9%	BBB 0.9%
BB 21.3%	BB 21.9%
B 56.2%	B 53.9%
CCC,CC,C 11.3%	CCC,CC,C 14.1%
D 0.0%	D 1.0%
Not Rated 1.1%	Not Rated 0.7%
Equities 3.1%	Equities 3.4%
Short-Term Investments and Net Other Assets 6.1%	Short-Term Investments and Net Other Assets 4.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Nonconvertible Bonds 76.7%		Nonconvertible Bonds 79.4%
	Convertible Bonds, Preferred Stocks 2.2%		Convertible Bonds, Preferred Stocks 2.2%
	Common Stocks 1.0%		Common Stocks 1.3%
	Floating Rate Loans 13.6%		Floating Rate Loans 12.7%
	Other Investments 0.4%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 6.1%		Short-Term Investments and Net Other Assets (Liabilities) 4.1%
* Foreign investments	12.2%	** Foreign investments	11.4%

Annual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Corporate Bonds - 76.8%
	Principal Amount	Value
Convertible Bonds - 0.1%
Capital Goods - 0.0%
General Cable Corp.:
0.875% 11/15/13	$ 1,612,000	$ 1,569,685
4.5% 11/15/29 (d)	1,814,000	1,947,510
		3,517,195
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	4,558,000	4,347,193
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. 7.25% 1/15/17 (e)	1,151,000	801,384
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	843,000	1,227,619
TOTAL CONVERTIBLE BONDS		9,893,391
Nonconvertible Bonds - 76.7%
Aerospace - 0.6%
Alliant Techsystems, Inc. 6.875% 9/15/20	6,062,000	6,456,030
Esterline Technologies Corp. 7% 8/1/20	3,857,000	4,281,270
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	8,013,000	8,473,748
7.125% 3/15/21	18,713,000	19,812,389
Sequa Corp.:
11.75% 12/1/15 (e)	6,079,000	6,428,543
13.5% 12/1/15 pay-in-kind (e)	11,058,000	11,804,415
		57,256,395
Air Transportation - 0.5%
Air Canada 9.25% 8/1/15 (e)	34,414,000	33,209,510
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	5,596,447	6,072,145
Continental Airlines, Inc. 3.6093% 6/2/13 (h)	2,056,690	1,989,847
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	4,992,143	4,961,192
		46,232,694
Automotive - 3.8%
ArvinMeritor, Inc.:
8.125% 9/15/15	1,795,000	1,907,188
10.625% 3/15/18	4,188,000	4,543,980
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	10,810,000	11,188,350
8.25% 6/15/21	7,820,000	8,054,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Dana Holding Corp.:
6.5% 2/15/19	$ 4,575,000	$ 4,866,656
6.75% 2/15/21	4,885,000	5,251,375
Delphi Corp.:
5.875% 5/15/19 (e)	22,965,000	24,113,250
6.125% 5/15/21 (e)	15,255,000	16,170,300
Exide Technologies 8.625% 2/1/18	9,855,000	8,007,188
Ford Motor Co.:
6.375% 2/1/29	4,276,000	4,751,825
6.625% 2/15/28	2,943,000	3,336,191
6.625% 10/1/28	1,075,000	1,222,267
7.125% 11/15/25	175,000	193,375
7.45% 7/16/31	8,385,000	10,680,394
Ford Motor Credit Co. LLC:
5% 5/15/18	29,955,000	32,370,242
5.75% 2/1/21	8,379,000	9,426,375
5.875% 8/2/21	63,350,000	71,591,075
6.625% 8/15/17	8,930,000	10,180,200
8% 12/15/16	1,824,000	2,160,528
8.125% 1/15/20	10,628,000	13,458,906
12% 5/15/15	12,691,000	15,958,933
General Motors Acceptance Corp. 8% 11/1/31	26,411,000	29,863,023
General Motors Corp.:
6.75% 5/1/28 (c)	11,501,000	77,057
7.2% 1/15/11 (c)	5,277,000	35,356
7.7% 4/15/16 (c)	8,201,000	54,947
8.25% 7/15/23 (c)	7,519,000	50,377
8.375% 7/15/33 (c)	15,931,000	106,738
International Automotive Components Group SA 9.125% 6/1/18 (e)	11,135,000	10,299,875
Lear Corp.:
7.875% 3/15/18	1,400,000	1,522,500
8.125% 3/15/20	3,369,000	3,739,590
Navistar International Corp. 8.25% 11/1/21	6,962,000	7,397,125
Stoneridge, Inc. 9.5% 10/15/17 (e)	4,332,000	4,570,260
Tenneco, Inc.:
6.875% 12/15/20	7,083,000	7,596,518
7.75% 8/15/18	4,072,000	4,357,040
Tomkins LLC/Tomkins, Inc. 9.25% 10/1/18	2,372,000	2,638,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	$ 15,058,000	$ 15,886,190
TRW Automotive, Inc. 7.25% 3/15/17 (e)	2,511,000	2,862,540
		350,491,184
Banks & Thrifts - 2.0%
Ally Financial, Inc.:
3.71% 2/11/14 (h)	21,335,000	21,014,975
4.5% 2/11/14	4,220,000	4,262,200
5.5% 2/15/17	15,315,000	15,468,150
6.25% 12/1/17	1,024,000	1,072,640
7.5% 9/15/20	46,715,000	52,087,225
8% 3/15/20	28,438,000	32,576,440
Citigroup Capital XXI 8.3% 12/21/77 (h)	4,089,000	4,150,335
General Motors Acceptance Corp. 6.75% 12/1/14	12,100,000	12,765,500
GMAC, LLC.:
6.75% 12/1/14	13,444,000	14,116,200
7.5% 12/31/13	4,716,000	5,022,540
8% 12/31/18	7,311,000	7,914,158
8% 11/1/31	10,330,000	11,827,850
		182,278,213
Broadcasting - 0.6%
Clear Channel Communications, Inc.:
4.9% 5/15/15	2,524,000	1,981,340
9% 3/1/21	5,452,000	4,934,060
10.75% 8/1/16	6,984,000	5,150,700
Nexstar Broadcasting, Inc.:
7% 1/15/14	2,716,000	2,716,000
7% 1/15/14 pay-in-kind	8,276,000	8,234,620
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	3,105,000	3,314,588
Univision Communications, Inc. 6.875% 5/15/19 (e)	25,130,000	25,444,125
		51,775,433
Building Materials - 3.2%
Associated Materials LLC 9.125% 11/1/17	45,917,000	41,325,300
Building Materials Corp. of America 6.75% 5/1/21 (e)	7,455,000	7,771,838
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	17,235,000	16,114,725
CEMEX SA de CV:
5.4697% 9/30/15 (e)(h)	45,900,000	41,424,750
9% 1/11/18 (e)	40,105,000	37,498,175
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
General Cable Corp.:
2.8432% 4/1/15 (h)	$ 7,564,000	$ 7,034,520
7.125% 4/1/17	10,017,000	10,317,510
Headwaters, Inc. 7.625% 4/1/19	25,211,000	24,769,808
Interline Brands, Inc. 7% 11/15/18	2,381,000	2,529,813
Masco Corp.:
5.95% 3/15/22	18,445,000	18,766,773
6.125% 10/3/16	2,705,000	2,883,516
7.125% 3/15/20	7,186,000	7,724,950
Masonite International Corp. 8.25% 4/15/21 (e)	3,975,000	4,153,875
Ply Gem Industries, Inc. 8.25% 2/15/18	36,097,000	35,465,303
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (e)	10,705,000	11,347,300
USG Corp.:
7.875% 3/30/20 (e)	9,590,000	9,877,700
8.375% 10/15/18 (e)	10,775,000	11,313,750
		290,319,606
Cable TV - 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	38,860,000	40,608,700
6.625% 1/31/22	16,840,000	17,639,900
7% 1/15/19	32,656,000	35,105,200
7.375% 6/1/20	11,590,000	12,633,100
7.875% 4/30/18	6,547,000	7,087,128
CSC Holdings LLC:
6.75% 11/15/21 (e)	15,170,000	15,738,875
8.625% 2/15/19	4,308,000	4,889,580
DISH DBS Corp. 6.75% 6/1/21	17,650,000	19,370,875
EchoStar Communications Corp. 7.125% 2/1/16	13,031,000	14,350,389
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	3,500,000	3,640,000
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (e)	2,795,000	2,983,663
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (e)	5,475,000	5,913,000
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	42,728,000	43,262,100
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	11,355,000	11,951,138
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	5,860,000	6,035,800
		241,209,448
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - 0.4%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	$ 7,350,000	$ 7,772,625
Briggs & Stratton Corp. 6.875% 12/15/20	2,784,000	2,916,240
CNH Capital LLC 6.25% 11/1/16 (e)	6,105,000	6,471,300
Coleman Cable, Inc. 9% 2/15/18	15,926,000	16,801,930
		33,962,095
Chemicals - 1.6%
Celanese US Holdings LLC:
5.875% 6/15/21	5,630,000	6,038,175
6.625% 10/15/18	9,255,000	9,949,125
Chemtura Corp. 7.875% 9/1/18	10,347,000	11,071,290
Georgia Gulf Corp. 9% 1/15/17 (e)	11,044,000	12,258,840
Hexion US Finance Corp. 6.625% 4/15/20 (e)	5,805,000	6,066,225
INEOS Finance PLC:
7.5% 5/1/20 (e)	7,165,000	7,334,811
8.375% 2/15/19 (e)	5,870,000	6,295,575
INEOS Group Holdings PLC 8.5% 2/15/16 (e)	10,965,000	10,690,875
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	9,790,000	10,181,600
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	2,936,000	3,053,440
LyondellBasell Industries NV:
5% 4/15/19 (e)	28,980,000	29,956,626
5.75% 4/15/24 (e)	11,525,000	11,957,188
6% 11/15/21 (e)	6,710,000	7,246,800
NOVA Chemicals Corp. 8.625% 11/1/19	6,262,000	7,169,990
Solutia, Inc.:
7.875% 3/15/20	2,112,000	2,465,760
8.75% 11/1/17	1,498,000	1,700,230
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)	2,550,000	2,664,750
		146,101,300
Consumer Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21	3,023,000	3,264,840
Prestige Brands, Inc. 8.125% 2/1/20 (e)	1,575,000	1,716,750
Revlon Consumer Products Corp. 9.75% 11/15/15	3,922,000	4,235,760
		9,217,350
Containers - 2.6%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	6,425,000	6,939,000
9.125% 10/15/20 (e)	7,997,000	8,476,820
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (e)	$ 16,105,000	$ 16,990,775
Berry Plastics Corp. 5.2167% 2/15/15 (h)	32,653,000	32,653,000
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	10,833,000	11,564,228
Graphic Packaging International, Inc. 7.875% 10/1/18	2,726,000	3,025,860
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)	28,046,000	28,817,265
7.125% 4/15/19 (e)	7,737,000	8,085,165
7.875% 8/15/19 (e)	26,275,000	28,311,313
8.25% 2/15/21 (e)	22,914,000	21,825,585
9% 4/15/19 (e)	9,686,000	9,710,215
9.875% 8/15/19 (e)	2,325,000	2,418,000
9.875% 8/15/19 (e)	18,370,000	18,599,625
Sealed Air Corp.:
8.125% 9/15/19 (e)	16,295,000	18,168,925
8.375% 9/15/21 (e)	18,235,000	20,559,963
Solo Cup Co. 8.5% 2/15/14	5,348,000	5,388,110
		241,533,849
Diversified Financial Services - 7.4%
Aircastle Ltd.:
7.625% 4/15/20 (e)	3,080,000	3,126,200
9.75% 8/1/18	3,829,000	4,240,618
9.75% 8/1/18 (e)	8,020,000	8,862,100
CIT Group, Inc.:
5.25% 3/15/18	23,120,000	23,813,600
5.5% 2/15/19 (e)	11,890,000	12,216,975
6.625% 4/1/18 (e)	5,000,000	5,437,500
7% 5/2/16 (e)	76,115,000	76,305,288
7% 5/2/17 (e)	83,039,000	83,246,598
Eileme 2 AB 11.625% 1/31/20 (e)	9,160,000	9,480,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	8,000,000	8,420,000
8% 1/15/18	53,059,000	56,706,806
International Lease Finance Corp.:
5.625% 9/20/13	6,328,000	6,398,431
5.65% 6/1/14	3,798,000	3,883,455
5.75% 5/15/16	14,235,000	14,505,465
5.875% 5/1/13	5,475,000	5,598,188
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
6.25% 5/15/19	$ 22,245,000	$ 22,464,491
6.625% 11/15/13	19,195,000	19,770,850
7.125% 9/1/18 (e)	29,553,000	32,582,183
8.25% 12/15/20	14,326,000	15,973,490
8.625% 9/15/15	71,975,000	79,532,375
8.625% 1/15/22	34,890,000	39,687,375
8.75% 3/15/17	37,296,000	41,864,760
8.875% 9/1/17	27,430,000	30,927,325
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	18,605,000	7,442,000
SLM Corp.:
6% 1/25/17	9,115,000	9,263,119
6.25% 1/25/16	7,070,000	7,282,100
7.25% 1/25/22	9,815,000	9,913,150
8% 3/25/20	27,393,000	28,968,098
8.45% 6/15/18	10,520,000	11,519,400
		679,432,540
Diversified Media - 0.5%
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20 (e)	1,455,000	1,414,988
7.625% 3/15/20 (e)	12,030,000	11,909,700
Entravision Communication Corp. 8.75% 8/1/17	8,452,000	8,959,120
Lamar Media Corp. 5.875% 2/1/22 (e)	3,760,000	3,854,000
Liberty Media Corp. 8.5% 7/15/29	3,876,000	3,987,435
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18	9,435,000	10,425,675
		40,550,918
Electric Utilities - 6.0%
Atlantic Power Corp. 9% 11/15/18 (e)	25,315,000	25,821,300
Calpine Corp.:
7.5% 2/15/21 (e)	75,623,000	80,349,438
7.875% 7/31/20 (e)	24,158,000	26,090,640
7.875% 1/15/23 (e)	32,790,000	35,249,250
CMS Energy Corp. 8.75% 6/15/19	3,516,000	4,289,520
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (e)	3,575,000	3,968,250
Energy Future Holdings Corp. 10% 1/15/20	14,055,000	15,249,675
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	24,442,000	26,947,305
11% 10/1/21	18,381,000	17,553,855
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.: - continued
11.75% 3/1/22 (e)	$ 29,365,000	$ 30,466,188
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (e)	11,035,000	11,614,338
9.375% 5/1/20 (e)	22,965,000	24,457,725
GenOn Energy, Inc.:
9.5% 10/15/18	35,499,000	33,724,050
9.875% 10/15/20	44,812,000	42,123,280
InterGen NV 9% 6/30/17 (e)	16,747,000	17,186,609
Mirant Americas Generation LLC:
8.5% 10/1/21	35,482,000	31,933,800
9.125% 5/1/31	14,621,000	12,793,375
NRG Energy, Inc.:
7.625% 5/15/19	8,505,000	8,271,113
7.875% 5/15/21	9,110,000	8,927,800
NSG Holdings II, LLC 7.75% 12/15/25 (e)	10,021,000	10,071,105
Puget Energy, Inc. 6% 9/1/21	12,615,000	13,487,075
RRI Energy, Inc. 7.875% 6/15/17	14,506,000	13,200,460
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,472,885	1,541,005
The AES Corp.:
7.375% 7/1/21 (e)	23,825,000	26,505,313
8% 10/15/17	16,106,000	18,360,840
9.75% 4/15/16	3,806,000	4,491,080
TXU Corp. 6.5% 11/15/24	5,323,000	2,821,190
		547,495,579
Energy - 8.6%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	5,940,000	6,043,950
7% 5/20/22	12,725,000	13,043,125
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	9,120,000	9,211,200
6.5% 5/20/21	2,007,000	2,037,105
Antero Resources Finance Corp. 7.25% 8/1/19 (e)	16,240,000	16,646,000
ATP Oil & Gas Corp. 11.875% 5/1/15	54,844,000	41,955,660
Atwood Oceanics, Inc. 6.5% 2/1/20	2,285,000	2,404,963
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19	14,625,000	15,246,563
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp.: - continued
9.375% 5/1/19	$ 4,030,000	$ 4,201,275
Chesapeake Energy Corp.:
6.125% 2/15/21	13,970,000	13,201,650
6.875% 11/15/20	3,375,000	3,290,625
9.5% 2/15/15	11,231,000	12,241,790
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	11,900,000	11,394,250
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)	8,940,000	8,403,600
Continental Resources, Inc.:
7.125% 4/1/21	2,445,000	2,665,050
7.375% 10/1/20	3,587,000	3,945,700
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (e)	12,590,000	12,810,325
Denbury Resources, Inc. 8.25% 2/15/20	7,817,000	8,735,498
Edgen Murray Corp. 12.25% 1/15/15	29,710,000	31,641,150
Energy Transfer Equity LP 7.5% 10/15/20	36,250,000	40,146,875
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	56,879,000	55,172,630
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	14,340,000	13,049,400
Forest Oil Corp. 7.25% 6/15/19	23,487,000	23,134,695
Frontier Oil Corp. 6.875% 11/15/18	3,686,000	3,851,870
Gulfmark Offshore, Inc. 6.375% 3/15/22 (e)	2,585,000	2,636,700
Hornbeck Offshore Services, Inc. 5.875% 4/1/20 (e)	9,240,000	9,193,800
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	41,454,000	41,868,540
7% 10/1/18	17,924,000	18,282,480
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	34,940,000	34,415,900
6.5% 5/15/19 (e)	10,850,000	10,768,625
7.75% 2/1/21	14,292,000	15,006,600
8.625% 4/15/20	21,983,000	24,016,428
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	20,225,000	21,337,375
MRC Global, Inc. 9.5% 12/15/16	51,683,000	56,980,508
Offshore Group Investment Ltd. 11.5% 8/1/15	12,093,000	13,241,835
Oil States International, Inc. 6.5% 6/1/19	11,590,000	12,256,425
Parker Drilling Co. 9.125% 4/1/18	2,897,000	3,052,859
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)	22,245,000	23,190,413
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Pioneer Drilling Co. 9.875% 3/15/18	$ 8,092,000	$ 8,537,060
Pioneer Natural Resources Co. 6.65% 3/15/17	2,611,000	2,963,485
Plains Exploration & Production Co.:
6.625% 5/1/21	20,000,000	20,750,000
6.75% 2/1/22	15,020,000	15,620,800
7.625% 6/1/18	1,616,000	1,717,000
7.625% 4/1/20	6,256,000	6,756,480
Precision Drilling Corp. 6.5% 12/15/21	2,020,000	2,100,800
Quicksilver Resources, Inc.:
7.125% 4/1/16	1,248,000	1,141,920
11.75% 1/1/16	3,261,000	3,424,050
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	7,529,000	7,867,805
Samson Investment Co. 9.75% 2/15/20 (e)	9,165,000	9,577,425
SESI LLC 6.375% 5/1/19	15,160,000	15,766,400
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,431,000	6,366,690
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (e)	5,410,000	5,477,625
6.875% 2/1/21	6,047,000	6,319,115
7.875% 10/15/18	7,826,000	8,256,430
Venoco, Inc. 11.5% 10/1/17	3,216,000	3,433,080
WPX Energy, Inc.:
5.25% 1/15/17 (e)	9,345,000	9,274,913
6% 1/15/22 (e)	9,735,000	9,564,638
		785,639,153
Environmental - 0.3%
Covanta Holding Corp.:
6.375% 10/1/22	9,165,000	9,439,950
7.25% 12/1/20	12,118,000	13,111,724
		22,551,674
Food & Drug Retail - 1.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	27,208,000	29,316,620
Rite Aid Corp.:
7.5% 3/1/17	16,796,000	17,089,930
9.375% 12/15/15	2,605,000	2,653,844
9.5% 6/15/17	51,868,000	51,868,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.: - continued
10.375% 7/15/16	$ 12,776,000	$ 13,542,560
Tops Markets LLC 10.125% 10/15/15	2,976,000	3,206,640
		117,677,594
Food/Beverage/Tobacco - 0.7%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	27,286,000	27,899,935
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	20,735,000	21,771,750
Dean Foods Co. 7% 6/1/16	3,415,000	3,551,600
JBS Finance II Ltd. 8.25% 1/29/18 (e)	5,695,000	5,571,988
JBS USA LLC/JBS USA Finance, Inc.:
7.25% 6/1/21 (e)	590,000	563,450
8.25% 2/1/20 (e)	7,970,000	8,049,700
		67,408,423
Gaming - 2.4%
Ameristar Casinos, Inc. 7.5% 4/15/21	16,225,000	17,076,813
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (e)	31,915,000	32,872,450
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	3,100,000	3,278,250
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,189,000	9,028,373
MGM Mirage, Inc.:
7.5% 6/1/16	11,553,000	12,044,003
7.625% 1/15/17	7,781,000	8,131,145
7.75% 3/15/22	28,890,000	29,684,475
8.625% 2/1/19 (e)	39,690,000	43,162,875
9% 3/15/20	4,313,000	4,819,778
10% 11/1/16	3,823,000	4,310,433
Pinnacle Entertainment, Inc. 7.75% 4/1/22	3,200,000	3,392,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (e)	42,035,000	41,772,281
7.75% 8/15/20	8,697,000	9,610,185
		219,183,061
Healthcare - 8.2%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (e)	4,669,000	4,826,579
Alere, Inc. 9% 5/15/16	6,116,000	6,322,415
Apria Healthcare Group, Inc. 11.25% 11/1/14	7,481,000	7,798,943
Carriage Services, Inc. 7.875% 1/15/15	2,524,000	2,561,860
Community Health Systems, Inc.:
8% 11/15/19 (e)	14,030,000	14,871,800
8% 11/15/19 (e)	63,605,000	67,421,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Community Health Systems, Inc.: - continued
8.875% 7/15/15	$ 12,224,000	$ 12,636,560
DaVita, Inc. 6.375% 11/1/18	5,041,000	5,280,448
Emergency Medical Services Corp. 8.125% 6/1/19	25,040,000	25,666,000
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20	12,053,000	12,926,843
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	4,395,000	4,707,924
Grifols, Inc. 8.25% 2/1/18	5,745,000	6,161,513
HCA Holdings, Inc. 7.75% 5/15/21	69,432,000	72,382,860
HCA, Inc.:
6.5% 2/15/20	33,210,000	35,617,725
7.25% 9/15/20	11,344,000	12,506,760
7.5% 11/6/33	2,199,000	2,089,050
7.875% 2/15/20	14,144,000	15,716,813
8.5% 4/15/19	7,992,000	8,971,020
9.875% 2/15/17	1,215,000	1,331,944
Health Management Associates, Inc. 7.375% 1/15/20 (e)	3,220,000	3,372,950
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	26,860,000	26,389,950
Inverness Medical Innovations, Inc. 7.875% 2/1/16	13,028,000	13,581,690
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	3,375,000	3,695,625
Kindred Healthcare, Inc. 8.25% 6/1/19	2,800,000	2,457,000
Mylan, Inc.:
6% 11/15/18 (e)	29,960,000	31,458,000
7.625% 7/15/17 (e)	3,770,000	4,175,275
7.875% 7/15/20 (e)	6,803,000	7,619,360
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (e)	27,385,000	27,283,676
6.75% 10/15/22	25,361,000	26,692,453
7.5% 2/15/20	8,934,000	9,559,380
Radiation Therapy Services, Inc. 8.875% 1/15/17 (e)(g)	10,850,000	10,741,500
Rotech Healthcare, Inc.:
10.5% 3/15/18	3,057,000	1,987,050
10.75% 10/15/15	7,566,000	7,632,203
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	13,016,000	13,878,961
Stewart Enterprises, Inc. 6.5% 4/15/19	6,280,000	6,546,900
Tenet Healthcare Corp.:
6.25% 11/1/18 (e)	12,130,000	12,615,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.: - continued
8.875% 7/1/19	$ 9,725,000	$ 10,953,268
USPI Finance Corp. 9% 4/1/20 (e)	6,275,000	6,604,438
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	10,766,000	11,156,268
6.75% 8/15/21 (e)	16,236,000	15,789,510
6.875% 12/1/18 (e)	40,495,000	41,709,850
7% 10/1/20 (e)	5,255,000	5,327,256
7.25% 7/15/22 (e)	11,781,000	11,751,548
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	17,911,000	18,045,333
7.75% 2/1/19 (e)	14,500,000	14,608,750
8% 2/1/18	17,475,000	17,911,875
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)	59,227,000	61,448,013
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	7,320,000	6,880,800
		751,672,439
Homebuilders/Real Estate - 1.5%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	9,450,000	10,111,500
11.625% 6/15/17	16,463,000	18,767,820
KB Home:
5.875% 1/15/15	1,709,000	1,657,730
6.25% 6/15/15	1,427,000	1,387,758
7.25% 6/15/18	7,795,000	7,522,175
8% 3/15/20	15,845,000	15,409,263
9.1% 9/15/17	7,810,000	8,044,300
Realogy Corp.:
7.625% 1/15/20 (e)	19,890,000	20,586,150
7.875% 2/15/19 (e)	4,602,000	4,509,960
11.5% 4/15/17	8,856,000	8,236,080
Standard Pacific Corp.:
8.375% 5/15/18	20,467,000	21,821,915
8.375% 1/15/21	18,484,000	19,500,620
		137,555,271
Hotels - 0.8%
FelCor Lodging LP 6.75% 6/1/19	33,860,000	34,198,600
Host Hotels & Resorts LP:
5.875% 6/15/19	18,405,000	19,647,338
6% 10/1/21 (e)	7,865,000	8,395,888
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - continued
Host Hotels & Resorts LP: - continued
6.875% 11/1/14	$ 4,543,000	$ 4,622,503
9% 5/15/17	5,296,000	5,878,560
Host Marriott LP 6.375% 3/15/15	2,540,000	2,574,925
		75,317,814
Leisure - 0.5%
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	10,626,000	7,278,810
Equinox Holdings, Inc. 9.5% 2/1/16 (e)	5,713,000	6,134,334
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	9,820,000	11,047,500
NCL Corp. Ltd. 11.75% 11/15/16	9,650,000	11,290,500
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	10,396,000	12,553,170
yankee 7.25% 6/15/16	1,253,000	1,350,108
		49,654,422
Metals/Mining - 2.2%
Aleris International, Inc. 7.625% 2/15/18	3,500,000	3,640,000
Alpha Natural Resources, Inc.:
6% 6/1/19	17,425,000	16,292,375
6.25% 6/1/21	11,825,000	10,967,688
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	2,990,000	2,601,300
Arch Coal, Inc. 7.25% 10/1/20	1,512,000	1,353,240
Calcipar SA 6.875% 5/1/18 (e)	6,040,000	6,206,100
CONSOL Energy, Inc.:
8% 4/1/17	25,295,000	26,496,513
8.25% 4/1/20	28,095,000	29,429,513
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)	12,530,000	12,749,275
6.375% 2/1/16 (e)	11,961,000	12,140,415
6.875% 2/1/18 (e)	9,553,000	9,815,708
6.875% 4/1/22 (e)	6,395,000	6,482,612
7% 11/1/15 (e)	20,089,000	20,792,115
8.25% 11/1/19 (e)	17,095,000	18,548,075
Novelis, Inc. 8.375% 12/15/17	1,034,000	1,121,890
Peabody Energy Corp.:
6% 11/15/18 (e)	12,130,000	12,251,300
7.375% 11/1/16	2,137,000	2,372,070
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (e)	$ 3,873,000	$ 4,008,555
SunCoke Energy, Inc. 7.625% 8/1/19	2,835,000	2,877,525
		200,146,269
Paper - 1.3%
AbitibiBowater, Inc. 10.25% 10/15/18	9,504,000	11,024,640
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	11,323,000	12,455,300
Glatfelter 7.125% 5/1/16	2,691,000	2,751,548
Mercer International, Inc. 9.5% 12/1/17	9,996,000	10,345,860
NewPage Corp. 11.375% 12/31/14 (c)	73,414,000	49,921,520
Sappi Papier Holding AG 6.625% 4/15/21 (e)	4,955,000	4,670,088
Xerium Technologies, Inc. 8.875% 6/15/18	29,805,000	24,887,175
		116,056,131
Publishing/Printing - 0.3%
Cengage Learning Acquisitions, Inc. 11.5% 4/15/20 (e)	14,960,000	15,745,400
Cenveo Corp. 7.875% 12/1/13	9,356,000	8,537,350
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	2,179,000	1,734,920
		26,017,670
Railroad - 0.0%
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16	1,763,000	2,027,450
Restaurants - 0.5%
DineEquity, Inc. 9.5% 10/30/18	24,181,000	26,599,100
Landry's Acquisition Co. 9.375% 5/1/20 (e)	6,290,000	6,384,350
Landrys Holdings, Inc. 11.5% 6/1/14 (e)	6,022,000	6,022,000
Roadhouse Financing, Inc. 10.75% 10/15/17	7,511,000	7,266,893
		46,272,343
Services - 1.1%
Air Lease Corp. 5.625% 4/1/17 (e)	12,295,000	12,110,575
ARAMARK Corp. 4.0469% 2/1/15 (h)	21,751,000	21,642,245
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
3.0026% 5/15/14 (h)	5,941,000	5,762,770
7.625% 5/15/14	4,551,000	4,551,000
7.75% 5/15/16	4,435,000	4,551,197
9.625% 3/15/18	10,083,000	10,990,470
Hertz Corp. 6.75% 4/15/19	5,103,000	5,332,635
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(h)	17,444,000	18,228,980
The Geo Group, Inc.:
6.625% 2/15/21	1,697,000	1,790,335
7.75% 10/15/17	2,306,000	2,496,245
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (e)(h)	$ 5,755,000	$ 6,172,238
UR Financing Escrow Corp. 5.75% 7/15/18 (e)	5,895,000	6,086,588
		99,715,278
Shipping - 1.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	42,827,000	39,400,840
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	29,411,000	25,881,680
8.875% 11/1/17	16,237,000	16,724,110
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	2,930,000	2,637,000
Ship Finance International Ltd. 8.5% 12/15/13	16,348,000	16,348,000
Teekay Corp. 8.5% 1/15/20	7,565,000	7,886,513
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	6,576,000	5,918,400
		114,796,543
Steel - 0.5%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	13,310,000	13,742,575
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	22,922,000	23,724,270
Severstal Columbus LLC 10.25% 2/15/18	7,816,000	8,226,340
		45,693,185
Super Retail - 1.7%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	16,607,000	17,167,486
8.375% 11/15/20	2,572,000	2,752,040
Claire's Stores, Inc.:
8.875% 3/15/19	3,550,000	3,132,875
9% 3/15/19 (e)	50,655,000	52,174,650
J. Crew Group, Inc. 8.125% 3/1/19	23,662,000	24,490,170
Limited Brands, Inc.:
6.625% 4/1/21	21,985,000	23,633,875
7% 5/1/20	3,907,000	4,327,003
NBC Acquisition Corp. 11% 3/15/13 (c)	1,913,000	0
Office Depot, Inc. 9.75% 3/15/19 (e)	7,390,000	7,537,800
Sally Holdings LLC 6.875% 11/15/19 (e)	6,960,000	7,429,800
Sonic Automotive, Inc. 9% 3/15/18	2,436,000	2,606,520
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	3,987,000	4,365,765
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	2,710,000	2,818,400
		152,436,384
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - 5.2%
Avaya, Inc.:
7% 4/1/19 (e)	$ 94,250,000	$ 93,778,750
9.75% 11/1/15	41,651,000	41,130,363
10.125% 11/1/15 pay-in-kind (h)	98,778,800	97,791,012
CDW LLC/CDW Finance Corp.:
8% 12/15/18	13,766,000	15,004,940
8.5% 4/1/19	26,960,000	28,677,352
12.535% 10/12/17	5,875,000	6,418,438
Ceridian Corp.:
11.25% 11/15/15	5,291,000	5,066,133
12.25% 11/15/15 pay-in-kind (h)	2,245,000	2,149,588
CommScope, Inc. 8.25% 1/15/19 (e)	8,973,000	9,556,245
Fidelity National Information Services, Inc.:
7.625% 7/15/17	2,692,000	2,957,970
7.875% 7/15/20	3,590,000	4,002,850
First Data Corp.:
7.375% 6/15/19 (e)	17,090,000	17,559,975
8.25% 1/15/21 (e)	5,418,000	5,336,730
8.75% 1/15/22 pay-in-kind (e)(h)	8,666,000	8,449,350
10.55% 9/24/15 pay-in-kind (h)	3,203,613	3,259,676
12.625% 1/15/21	6,273,000	6,288,683
Freescale Semiconductor, Inc.:
8.05% 2/1/20	10,450,000	10,450,000
9.25% 4/15/18 (e)	14,917,000	16,296,823
10.125% 3/15/18 (e)	15,085,000	16,819,775
Jabil Circuit, Inc. 5.625% 12/15/20	4,705,000	4,934,134
Lawson Software, Inc. 9.375% 4/1/19 (e)	5,320,000	5,572,700
Lucent Technologies, Inc. 6.45% 3/15/29	17,707,000	12,970,378
NXP BV/NXP Funding LLC 9.75% 8/1/18 (e)	3,857,000	4,406,623
Sanmina-SCI Corp. 7% 5/15/19 (e)	20,065,000	20,416,138
Serena Software, Inc. 10.375% 3/15/16	1,862,000	1,903,895
Spansion LLC 7.875% 11/15/17	9,667,000	9,521,995
Unisys Corp.:
12.5% 1/15/16	2,982,000	3,168,375
12.75% 10/15/14 (e)	447,000	493,935
Viasystems, Inc.:
7.875% 5/1/19 (e)	14,360,000	14,539,500
12% 1/15/15 (e)	9,713,000	10,465,758
		479,388,084
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - 5.9%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	$ 16,002,000	$ 14,201,775
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	15,339,000	14,150,228
Clearwire Escrow Corp. 12% 12/1/15 (e)	12,665,000	11,683,463
Cricket Communications, Inc. 7.75% 10/15/20	45,075,000	42,257,813
Digicel Group Ltd.:
8.25% 9/1/17 (e)	2,177,000	2,264,080
9.125% 1/15/15 pay-in-kind (e)(h)	4,685,000	4,731,850
10.5% 4/15/18 (e)	8,028,000	8,800,294
Dycom Investments, Inc. 7.125% 1/15/21	3,755,000	3,867,650
Frontier Communications Corp.:
8.25% 4/15/17	12,284,000	13,236,010
8.5% 4/15/20	30,540,000	31,761,600
Intelsat Jackson Holdings SA:
7.25% 4/1/19	22,535,000	23,492,738
7.5% 4/1/21	25,120,000	26,376,000
8.5% 11/1/19	4,411,000	4,874,155
Intelsat Luxembourg SA:
11.25% 2/4/17	19,258,000	20,028,320
11.5% 2/4/17 pay-in-kind (h)	60,900,000	63,488,250
MetroPCS Wireless, Inc. 6.625% 11/15/20	14,495,000	13,968,832
Nextel Communications, Inc. 7.375% 8/1/15	53,218,000	51,621,460
NII Capital Corp. 7.625% 4/1/21	11,425,000	10,625,250
Sprint Capital Corp.:
6.875% 11/15/28	7,954,000	5,945,615
6.9% 5/1/19	66,903,000	58,540,125
8.75% 3/15/32	3,616,000	3,064,560
Sprint Nextel Corp.:
6% 12/1/16	18,743,000	17,009,273
8.375% 8/15/17	6,756,000	6,510,757
9% 11/15/18 (e)	6,060,000	6,673,272
Telesat Canada/Telesat LLC 6% 5/15/17 (e)(g)	11,480,000	11,480,000
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)	7,961,000	7,901,293
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	7,609,000	7,228,550
11.75% 7/15/17 (e)	22,438,000	22,045,335
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	30,972,077	25,916,531
Windstream Corp. 7% 3/15/19	3,569,000	3,640,380
		537,385,459
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 6.375% 12/15/20	$ 42,707,000	$ 44,094,978
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,174,000	4,607,053
		48,702,031
TOTAL NONCONVERTIBLE BONDS		7,013,153,282
TOTAL CORPORATE BONDS (Cost $6,971,361,591)		7,023,046,673
Common Stocks - 1.0%
	Shares
Automotive - 0.3%
Delphi Automotive PLC	284,208	8,722,344
Delphi Automotive PLC (j)	663,154	18,316,977
General Motors Co.:
warrants 7/10/16 (a)	177,998	2,507,992
warrants 7/10/19 (a)	177,998	1,658,941
		31,206,254
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	153,000	5,791,050
Building Materials - 0.3%
Nortek, Inc. (a)	544,700	24,920,025
Nortek, Inc. warrants 12/7/14 (a)	10,000	55,000
		24,975,025
Capital Goods - 0.0%
Remy International, Inc. (a)	93,400	1,648,510
Chemicals - 0.2%
LyondellBasell Industries NV Class A	339,200	14,171,776
Energy - 0.0%
Chesapeake Energy Corp.	98,900	1,823,716
Metals/Mining - 0.0%
Aleris International, Inc. (a)(j)	46,900	1,983,870
Common Stocks - continued
	Shares	Value
Shipping - 0.1%
DeepOcean Group Holding A/S (e)	419,352	$ 6,764,148
Navios Maritime Holdings, Inc.	771,100	2,945,602
		9,709,750
TOTAL COMMON STOCKS (Cost $90,551,925)		91,309,951
Preferred Stocks - 2.1%

Convertible Preferred Stocks - 1.2%
Automotive - 0.2%
General Motors Co. 4.75%	352,100	13,745,984
Banks & Thrifts - 0.8%
Bank of America Corp. Series L, 7.25%	25,200	24,519,600
Huntington Bancshares, Inc. 8.50%	18,781	21,560,588
Wells Fargo & Co. 7.50%	21,900	24,528,657
		70,608,845
Diversified Financial Services - 0.0%
Citigroup, Inc. 7.50%	27,100	2,641,437
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	20,000	21,415,600
Electric Utilities - 0.0%
PPL Corp. 8.75%	88,900	4,578,350
TOTAL CONVERTIBLE PREFERRED STOCKS		112,990,216
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (e)	40,000	33,700,000
Diversified Financial Services - 0.5%
Citigroup Capital XII 8.50%	184,200	4,741,308
Citigroup Capital XIII 7.875%	190,900	5,083,667
GMAC Capital Trust I Series 2, 8.125%	1,634,300	39,141,485
		48,966,460
TOTAL NONCONVERTIBLE PREFERRED STOCKS		82,666,460
TOTAL PREFERRED STOCKS (Cost $204,648,162)		195,656,676
Floating Rate Loans - 13.6%
	Principal Amount	Value
Aerospace - 0.2%
Sequa Corp. term loan 3.7232% 12/3/14 (h)	$ 16,504,000	$ 16,380,220
Air Transportation - 1.0%
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (h)	13,721,873	13,550,350
US Airways Group, Inc. term loan 2.7398% 3/23/14 (h)	77,846,313	74,440,536
		87,990,886
Automotive - 0.6%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (h)	20,288,894	20,669,311
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (h)	2,611,926	2,618,456
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (h)	19,853,159	19,282,381
Tranche C, term loan 2.1775% 12/27/15 (h)	10,129,344	9,838,126
		52,408,274
Broadcasting - 0.7%
Univision Communications, Inc. term loan 4.4888% 3/31/17 (h)	70,366,350	65,440,706
VNU, Inc. Tranche C, term loan 3.4913% 5/1/16 (h)	3,065,992	3,069,825
		68,510,531
Cable TV - 0.5%
CCO Holdings, LLC Tranche 3LN, term loan 2.7388% 9/6/14 (h)	7,656,000	7,560,300
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (h)	41,830,000	41,411,700
		48,972,000
Capital Goods - 0.2%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (h)	3,210,000	3,214,013
Tranche B 1LN, term loan 4.7805% 6/7/18 (h)	9,332,722	9,519,376
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (h)	7,743,518	7,762,877
		20,496,266
Chemicals - 0.4%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (h)	8,727,318	8,869,137
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (h)	12,325,000	12,140,125
INEOS U.S. Finance LLC term loan 6.5% 5/4/18 (h)	6,155,000	6,170,388
Floating Rate Loans - continued
	Principal Amount	Value
Chemicals - continued
Momentive Performance Materials, Inc. Tranche B1, term loan 3.75% 5/15/15 (h)	$ 4,459,587	$ 4,281,204
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (h)	1,810,000	1,821,313
		33,282,167
Consumer Products - 0.1%
Prestige Brands, Inc. Tranche B, term loan 5.2265% 1/31/19 (h)	4,913,258	4,925,541
Containers - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2398% 4/3/15 (h)	6,937,714	6,764,271
Electric Utilities - 0.8%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.7197% 12/15/14 (h)	20,643,430	19,920,910
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7413% 10/10/17 (h)	101,446,470	56,302,791
		76,223,701
Energy - 0.3%
CCS, Inc. Tranche B, term loan 3.2388% 11/14/14 (h)	22,565,989	21,832,595
Everest Acquisition LLC Tranche B, term loan 6.5% 4/2/18 (h)	5,240,000	5,305,500
		27,138,095
Food & Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 1.997% 6/4/14 (h)	5,558,672	5,461,395
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (h)	9,029,815	9,052,389
Harrah's Entertainment, Inc. Tranche B4, term loan 9.5% 10/31/16 (h)	1,445,515	1,487,146
		10,539,535
Healthcare - 1.0%
Community Health Systems, Inc.:
term loan 3.9886% 1/25/17 (h)	2,869,649	2,833,779
Tranche B, term loan 2.6266% 7/25/14 (h)	16,255,879	16,113,640
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (h)	12,013,250	12,043,283
Grifols, Inc. Tranche B, term loan 4.5% 6/1/17 (h)	9,414,443	9,426,211
HCA, Inc.:
Tranche B2, term loan 3.7197% 3/31/17 (h)	6,386,000	6,290,210
Tranche B3, term loan 3.4888% 5/1/18 (h)	8,514,000	8,376,073
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - continued
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (h)	$ 22,913,374	$ 22,943,162
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (h)	8,334,113	8,417,454
VWR Funding, Inc. term loan 2.7388% 6/29/14 (h)	6,979,349	6,936,078
		93,379,890
Homebuilders/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 3.2413% 10/10/13 (h)	541,508	511,725
Credit-Linked Deposit 4.4913% 10/10/16 (h)	2,810,694	2,610,432
term loan 4.77% 10/10/16 (h)	37,362,688	34,700,597
		37,822,754
Publishing/Printing - 0.3%
Thomson Learning Tranche B, term loan 2.49% 7/5/14 (h)	33,410,041	30,570,188
Restaurants - 0.5%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (h)	12,325,000	12,325,000
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.7236% 6/14/13 (h)	2,962,000	2,924,975
term loan 2.5625% 6/14/14 (h)	29,798,391	29,425,911
		44,675,886
Services - 0.1%
ServiceMaster Co.:
term loan 2.8025% 7/24/14 (h)	12,320,043	12,166,043
Tranche DD, term loan 2.74% 7/24/14 (h)	1,248,473	1,232,867
		13,398,910
Shipping - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (h)	657,890	655,423
Tranche D, term loan 5/13/14 (i)	1,158,324	1,153,980
		1,809,403
Specialty Retailing - 0.1%
Michaels Stores, Inc. Tranche B1, term loan 2.75% 10/31/13 (h)	7,175,997	7,184,967
Super Retail - 0.6%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (h)	57,440,319	57,512,120
Floating Rate Loans - continued
	Principal Amount	Value
Technology - 3.9%
Avaya, Inc.:
term loan 3.2406% 10/27/14 (h)	$ 35,854,960	$ 35,182,680
Tranche B 3LN, term loan 4.9906% 10/26/17 (h)	50,187,754	48,682,122
CDW Corp. Tranche B, term loan 4% 7/15/17 (h)	40,509,748	39,699,553
First Data Corp. term loan 4.2398% 3/24/18 (h)	148,165,336	135,571,224
Freescale Semiconductor, Inc. term loan 4.4913% 12/1/16 (h)	46,446,207	45,517,282
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (h)	20,150,000	20,428,070
NXP BV:
term loan 4.5% 3/4/17 (h)	5,964,750	5,897,647
Tranche A6, term loan 5.25% 3/19/19 (h)	12,575,000	12,575,000
SunGard Data Systems, Inc. Tranche C, term loan 3.9913% 2/28/17 (h)	8,693,571	8,715,305
		352,268,883
Telecommunications - 1.6%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (h)	10,149,563	10,149,563
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	87,224,896	71,960,539
Genesys SA Tranche B, term loan 6.75% 1/31/19 (h)	3,170,000	3,197,738
Intelsat Jackson Holdings SA:
term loan 3.2403% 2/1/14 (h)	32,164,000	31,761,950
Tranche B, term loan 5.25% 4/2/18 (h)	27,455,280	27,559,611
		144,629,401
TOTAL FLOATING RATE LOANS (Cost $1,284,219,822)		1,242,345,284
Preferred Securities - 0.4%

Banks & Thrifts - 0.4%
Bank of America Corp.:
8% (f)(h)	16,054,000	16,535,620
8.125% (f)(h)	23,917,000	25,466,211
TOTAL PREFERRED SECURITIES (Cost $40,931,329)		42,001,831
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b) (Cost $435,727,587)	435,727,587	$ 435,727,587
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $9,027,440,416)		9,030,088,002
NET OTHER ASSETS (LIABILITIES) - 1.3%		117,070,326
NET ASSETS - 100%		$ 9,147,158,328
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,688,638,669 or 29.4% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,158,324 and $1,153,980, respectively. The coupon rate will be determined at time of settlement.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,300,847 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$ 2,860,900
Delphi Automotive PLC	3/11/11	$ 14,700,035
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 470,735
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 68,016,348	$ 28,283,771	$ 39,732,577	$ -
Energy	1,823,716	1,823,716	-	-
Financials	161,707,792	128,007,792	33,700,000	-
Industrials	34,684,775	27,920,627	-	6,764,148
Materials	16,155,646	14,171,776	1,983,870	-
Utilities	4,578,350	-	4,578,350	-
Corporate Bonds	7,023,046,673	-	7,022,722,198	324,475
Floating Rate Loans	1,242,345,284	-	1,242,345,284	-
Preferred Securities	42,001,831	-	42,001,831	-
Money Market Funds	435,727,587	435,727,587	-	-
Total Investments in Securities:	$ 9,030,088,002	$ 635,935,269	$ 8,387,064,110	$ 7,088,623
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 26,121,137
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4,119,335)
Cost of Purchases	-
Proceeds of Sales	(15,031,336)
Amortization/Accretion	(21,838)
Transfers in to Level 3	219,995
Transfers out of Level 3	(80,000)
Ending Balance	$ 7,088,623
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (521,780)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.8%
Luxembourg	3.0%
Canada	1.2%
Netherlands	1.2%
Marshall Islands	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,591,712,829)	$ 8,594,360,415
Fidelity Central Funds (cost $435,727,587)	435,727,587
Total Investments (cost $9,027,440,416)		$ 9,030,088,002
Cash		6,345,342
Receivable for investments sold		33,744,661
Receivable for fund shares sold		4,665,415
Dividends receivable		947,315
Interest receivable		147,452,285
Distributions receivable from Fidelity Central Funds		53,858
Prepaid expenses		11,691
Other receivables		44,038
Total assets		9,223,352,607

Liabilities
Payable for investments purchased Regular delivery	$ 47,221,131
Delayed delivery	22,277,903
Payable for fund shares redeemed	1,572,668
Accrued management fee	4,236,184
Other affiliated payables	694,736
Other payables and accrued expenses	191,657
Total liabilities		76,194,279

Net Assets		$ 9,147,158,328
Net Assets consist of:
Paid in capital		$ 9,173,526,643
Undistributed net investment income		18,871,607
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(47,887,508)
Net unrealized appreciation (depreciation) on investments		2,647,586
Net Assets		$ 9,147,158,328

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2012

Series High Income: Net Asset Value, offering price and redemption price per share ($5,533,077,479 ÷ 555,585,146 shares)	$ 9.96

Class F: Net Asset Value, offering price and redemption price per share ($3,614,080,849 ÷ 362,895,391 shares)	$ 9.96

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2012

Investment Income
Dividends		$ 17,060,550
Interest		578,752,846
Income from Fidelity Central Funds		470,735
Total income		596,284,131

Expenses
Management fee	$ 48,830,137
Transfer agent fees	7,875,754
Accounting fees and expenses	1,320,923
Custodian fees and expenses	98,509
Independent trustees' compensation	51,133
Registration fees	146,912
Audit	70,412
Legal	22,344
Miscellaneous	73,140
Total expenses before reductions	58,489,264
Expense reductions	(9,737)	58,479,527
Net investment income (loss)		537,804,604
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(48,514,925)
Foreign currency transactions	(28,336)
Total net realized gain (loss)		(48,543,261)
Change in net unrealized appreciation (depreciation) on investment securities		(77,323,674)
Net gain (loss)		(125,866,935)
Net increase (decrease) in net assets resulting from operations		$ 411,937,669

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2012	For the period March 10, 2011 (commencement of operations) to April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 537,804,604	$ 67,928,401
Net realized gain (loss)	(48,543,261)	8,051,492
Change in net unrealized appreciation (depreciation)	(77,323,674)	79,971,260
Net increase (decrease) in net assets resulting from operations	411,937,669	155,951,153
Distributions to shareholders from net investment income	(525,317,421)	(57,626,155)
Distributions to shareholders from net realized gain	(10,564,146)	-
Total distributions	(535,881,567)	(57,626,155)
Share transactions - net increase (decrease)	476,906,592	8,695,870,636
Total increase (decrease) in net assets	352,962,694	8,794,195,634

Net Assets
Beginning of period	8,794,195,634	-
End of period (including undistributed net investment income of $18,871,607 and undistributed net investment income of $9,192,254, respectively)	$ 9,147,158,328	$ 8,794,195,634

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series High Income

Years ended April 30,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.599	.078
Net realized and unrealized gain (loss)	(.163)	.108
Total from investment operations	.436	.186
Distributions from net investment income	(.584)	(.066)
Distributions from net realized gain	(.012)	-
Total distributions	(.596)	(.066)
Net asset value, end of period	$ 9.96	$ 10.12
Total Return B, C	4.66%	1.87%
Ratios to Average Net Assets E, H
Expenses before reductions	.72%	.73% A
Expenses net of fee waivers, if any	.72%	.73% A
Expenses net of all reductions	.72%	.73% A
Net investment income (loss)	6.19%	5.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,533,077	$ 6,827,084
Portfolio turnover rate F	39%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 10, 2011 (commencement of operations) to April 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended April 30,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.610	.080
Net realized and unrealized gain (loss)	(.161)	.108
Total from investment operations	.449	.188
Distributions from net investment income	(.597)	(.068)
Distributions from net realized gain	(.012)	-
Total distributions	(.609)	(.068)
Net asset value, end of period	$ 9.96	$ 10.12
Total Return B, C	4.80%	1.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.59%	.63% A
Expenses net of fee waivers, if any	.59%	.63% A
Expenses net of all reductions	.59%	.63% A
Net investment income (loss)	6.32%	6.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,614,081	$ 1,967,111
Portfolio turnover rate F	39%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 10, 2011 (commencement of operations) to April 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2012

1. Organization.

Fidelity® Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series High Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Annual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 248,235,750
Gross unrealized depreciation	(232,936,553)
Net unrealized appreciation (depreciation) on securities and other investments	$ 15,299,197

Tax Cost	$ 9,014,788,805

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 4,913,993
Capital loss carryforward	$ (45,828,762)
Net unrealized appreciation (depreciation)	$ 15,299,197

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term	$ (45,828,762)

The tax character of distributions paid was as follows:

	April 30, 2012	April 30, 2011
Ordinary Income	$ 535,881,567	$ 57,626,155

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,724,324,181 and $3,167,403,765, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series High Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Series High Income	$ 7,875,754.13

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,586 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24,267 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,899 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,838.

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2012	2011A
From net investment income
Series High Income	$ 358,454,989	$ 44,683,406
Class F	166,862,432	12,942,749
Total	$ 525,317,421	$ 57,626,155
From net realized gain
Series High Income	$ 7,954,782	$ -
Class F	2,609,364	-
Total	$ 10,564,146	$ -

A For the period March 10, 2011 (commencement of operations) to April 30, 2011.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2012	2011A	2012	2011A
Series High Income
Shares sold	51,854,740	696,984,360 B	$ 502,316,080	$ 6,970,269,280 B
Reinvestment of distributions	37,890,411	4,431,477	366,409,771	44,683,406
Shares redeemed	(209,098,243)	(26,477,599)	(2,011,790,811)	(264,404,255)
Net increase (decrease)	(119,353,092)	674,938,238	$ (1,143,064,960)	$ 6,750,548,431
Class F
Shares sold	185,312,269	199,822,422 B	$ 1,782,081,353	$ 1,998,580,111 B
Reinvestment of distributions	17,508,362	1,283,594	169,471,796	12,942,749
Shares redeemed	(34,397,460)	(6,633,796)	(331,581,597)	(66,200,655)
Net increase (decrease)	168,423,171	194,472,220	$ 1,619,971,552	$ 1,945,322,205

A For the period March 10, 2011 (commencement of operations) to April 30, 2011.

B Amount includes in-kind exchanges.

Annual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity Series High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series High Income Fund (the Fund), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of April 30, 2012, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period from March 10, 2011 (Commencement of Operations) to April 30, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodians, brokers and agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series High Income Fund as of April 30, 2012, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from March 10, 2011 (Commencement of Operations) to April 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 13, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series High Income, or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FSH-ANN-0612
1.924270.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Global High Income

Fund

Annual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Global High Income Fund, a class of the fund, cumulative total return and show you what would have happened if Fidelity Global High Income Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Global High Income Fund, a class of the fund, on May 11, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill Lynch Global High Yield & Emerging Markets Plus Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global high-yield bonds experienced some dramatic swings during the 12 months ending April 30, 2012, especially during the first half, but finished with a flourish to overcome earlier volatility. August and September brought a sharp downturn due to signs of slowing global economic growth, the political stalemate over raising the U.S. debt ceiling, a widening financial crisis in Europe and the downgrade by Standard & Poor's of the U.S. long-term sovereign credit rating. But a sudden reversal midway through the period helped right the ship, with high-yield markets soaring in October, driven in part by attractive valuations resulting from their earlier sell-off. A temporary setback in November was followed by a steady upward trend through period end. For the year, emerging-markets debt fared best, gaining 13.00%, as measured by the JPMorgan Emerging Markets Bond Index Global (EMBI Global). In the U.S., high-yield bonds returned 5.10%, according to The BofA Merrill LynchSM US High Yield Constrained Index, which in October saw its largest monthly increase in roughly two years. The Asian market did not fare as well, with The BofA Merrill LynchSM Asian Dollar High Yield Corporate Constrained Index advancing only 1.28%. Turning to Europe, high yield declined 7.95%, according to The BofA Merrill Lynch Euro High Yield Constrained Index.

Comments from John Carlson, Lead Portfolio Manager of Fidelity® Global High Income Fund: From its inception on May 11, 2011, through April 30, 2012, the fund's Retail Class shares gained 2.06%, trailing the 4.99% return of The BofA Merrill Lynch Global High Yield & Emerging Markets Plus Index. The fund's four subportfolios trailed their respective benchmarks, primarily due to weak security selection. The U.S. subportfolio gained 4%, but was notably held back by a large cash position. The European and Asian subportfolios each had a negative return, declining roughly 6% and 2%, respectively. In Europe, performance was held back by the subportfolio's overall defensive positioning. Investments in Asia were hampered by positioning in China, especially weak security selection among real estate issuers. The outperformer was the EM debt sleeve, which gained about 10%, but relative performance was hurt meaningfully by our picks in Brazil and the Philippines. Conversely, an overweighting in Venezuela notably contributed, as that market surged amid high oil prices and the potential for political change following this fall's presidential election there. In terms of the full fund, our cash position within the subportfolios, which averaged roughly 9% overall during the period, had a negative impact.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,048.40	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.27
Class T	1.25%
Actual		$ 1,000.00	$ 1,048.40	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.27
Class C	2.00%
Actual		$ 1,000.00	$ 1,044.50	$ 10.17
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.02
Fidelity Global High Income Fund	1.00%
Actual		$ 1,000.00	$ 1,049.80	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,049.70	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	3.8	2.2
International Lease Finance Corp.	3.0	1.8
CIT Group, Inc.	2.0	2.0
HCA, Inc.	1.7	1.4
Ally Financial Inc.	1.7	1.0
	12.2
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	50.1	50.6
Netherlands	4.5	4.2
Luxembourg	4.2	4.4
Cayman Islands	3.9	2.5
United Kingdom	3.6	3.5
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	8.6	9.4
Diversified Financial Services	8.3	7.8
Electric Utilities	8.0	5.9
Telecommunications	7.9	9.3
Banks & Thrifts	6.2	5.0
Quality Diversification (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
AAA,AA,A 2.1%	AAA,AA,A 1.1%
BBB 8.8%	BBB 8.4%
BB 32.7%	BB 28.4%
B 35.2%	B 37.9%
CCC,CC,C 9.0%	CCC,CC,C 7.1%
D 0.0%†	D 0.0%
Not Rated 4.1%	Not Rated 4.7%
Equities 1.6%	Equities 1.4%
Short-Term Investments and Net Other Assets 6.5%	Short-Term Investments and Net Other Assets 11.0%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Corporate Bonds 72.6%		Corporate Bonds 70.7%
	Government Obligations 10.2%		Government Obligations 9.9%
	Floating Rate Loans 7.6%		Floating Rate Loans 6.1%
	Stocks 1.6%		Stocks 1.4%
	Preferred Securities 1.5%		Preferred Securities 0.9%
	Short-Term Investments and Net Other Assets (Liabilities) 6.5%		Short-Term Investments and Net Other Assets (Liabilities) 11.0%
* Foreign investments	43.8%	** Foreign investments	39.0%

Annual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Corporate Bonds - 72.6%
		Principal Amount (c)	Value
Convertible Bonds - 0.1%
Homebuilders/Real Estate - 0.0%
Kaisa Group Holdings Ltd. 8% 12/20/15	CNY	1,000,000	$ 145,803
Metals/Mining - 0.1%
Hidili Industry International Development Ltd. 1.5% 1/19/15	CNY	1,000,000	155,411
TOTAL CONVERTIBLE BONDS			301,214
Nonconvertible Bonds - 72.5%
Air Transportation - 0.2%
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		400,000	391,335
Automotive - 6.1%
ArvinMeritor, Inc. 8.125% 9/15/15		125,000	132,813
Banque PSA Finance 8.375% 7/15/14	EUR	190,000	271,907
Conti-Gummi Finance BV:
6.5% 1/15/16 (Reg. S)	EUR	200,000	277,336
7.5% 9/15/17 (Reg. S)	EUR	400,000	555,996
Delphi Corp. 6.125% 5/15/21 (e)		800,000	848,000
Faurecia SA 9.375% 12/15/16	EUR	200,000	290,243
Fiat Finance & Trade Ltd. SA:
6.375% 4/1/16	EUR	480,000	618,750
7.625% 9/15/14	EUR	50,000	69,169
Fiat Industrial Finance Europe SA 5.25% 3/11/15	EUR	520,000	698,709
Ford Motor Co.:
6.625% 10/1/28		5,000	5,685
7.45% 7/16/31		250,000	318,438
Ford Motor Credit Co. LLC:
3.875% 1/15/15		6,490,000	6,726,094
4.25% 2/3/17		870,000	907,542
5.75% 2/1/21		290,000	326,250
5.875% 8/2/21		965,000	1,090,535
General Motors Acceptance Corp. 8% 11/1/31		300,000	339,211
General Motors Financial Co., Inc. 6.75% 6/1/18		245,000	263,375
GT 2005 Bonds BV 6% 7/21/14 (g)		300,000	292,500
International Automotive Components Group SA 9.125% 6/1/18 (e)		20,000	18,500
Renault SA 4.375% 5/24/13	EUR	100,000	134,746
Schaeffler Finance BV 8.75% 2/15/19 (Reg. S)	EUR	200,000	280,672
TRW Automotive, Inc. 6.375% 3/15/14 (Reg. S)	EUR	50,000	67,514
			14,533,985
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - 5.1%
Allied Irish Banks PLC 4.5% 10/1/12	EUR	110,000	$ 142,342
Ally Financial, Inc.:
4.5% 2/11/14		230,000	232,300
5.5% 2/15/17		235,000	237,350
7.5% 9/15/20		2,065,000	2,302,475
8% 3/15/20		185,000	211,922
8.3% 2/12/15		500,000	548,750
Banco Espirito Santo SA 3.875% 1/21/15	EUR	200,000	224,819
Bank of Baroda (London) 5% 8/24/16		200,000	204,692
Bank of East Asia Ltd.:
6.375% 5/4/22 (g)		200,000	213,280
8.5% (f)(g)		100,000	104,760
BDO Unibank, Inc. 4.5% 2/16/17		200,000	198,378
Canara Bank 6.365% 11/28/21 (g)		250,000	238,642
Deutsche Postbank Funding Trust IV 5.983% (f)(g)	EUR	50,000	49,404
Fortis Banque SA 4.625% (Reg. S) (f)(g)	EUR	550,000	527,501
GMAC, LLC:
6.75% 12/1/14		1,150,000	1,207,500
8% 11/1/31		1,595,000	1,826,275
HBOS PLC 4.875% 3/20/15	EUR	200,000	253,369
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (g)		700,000	645,750
Kazkommerts International BV 6.875% 2/13/17	EUR	150,000	175,993
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	100,000	102,992
Mizuho Capital Investment USD 2 Ltd. 14.95% (Reg. S) (f)(g)		100,000	123,496
Rabobank Nederland:
4.375% 1/22/14	EUR	100,000	139,187
6.875% 3/19/20 (Reg. S)	EUR	300,000	382,446
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (Reg. S) (f)(g)		100,000	103,967
Rizal Commercial Banking Corp. 5.25% 1/31/17		250,000	252,808
RSHB Capital SA 9% 6/11/14 (e)		100,000	111,380
State Bank of India 6.439% (f)(g)		400,000	358,524
Sumitomo Mitsui Banking Corp. 4.85% 3/1/22 (Reg. S)		200,000	204,428
The Governor & Co. of the Bank of Ireland 4% 1/28/15	EUR	150,000	176,727
Woori Bank 6.208% 5/2/67 (Reg. S) (g)		600,000	600,000
			12,101,457
Broadcasting - 0.2%
AMC Networks, Inc. 7.75% 7/15/21 (e)		5,000	5,575
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Clear Channel Communications, Inc. 5.5% 9/15/14		$ 500,000	$ 432,500
Polish Television Holding BV 11.25% 5/15/17 (d)	EUR	110,000	145,618
			583,693
Building Materials - 1.8%
CEMEX Finance LLC:
9.5% 12/14/16 (e)		245,000	242,550
9.625% 12/14/17 (Reg. S)	EUR	160,000	197,511
CEMEX SA de CV 5.4697% 9/30/15 (e)(g)		345,000	311,363
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	189,500
China Shanshui Cement Group Ltd. 8.5% 5/25/16 (Reg. S)		200,000	195,000
Grohe Holding GmbH 8.625% 10/1/14 (Reg. S)	EUR	100,000	134,061
HD Supply, Inc.:
8.125% 4/15/19 (e)		330,000	353,529
11% 4/15/20 (e)		350,000	375,375
HeidelbergCement Finance AG:
8% 1/31/17	EUR	250,000	363,714
8.5% 10/31/19	EUR	300,000	441,898
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	152,925
Lafarge SA:
7.625% 11/24/16	EUR	500,000	738,682
8.875% 5/27/14	EUR	100,000	144,294
Ply Gem Industries, Inc. 8.25% 2/15/18		20,000	19,650
USG Corp. 7.875% 3/30/20 (e)		105,000	108,150
West China Cement Ltd. 7.5% 1/25/16		400,000	338,000
			4,306,202
Cable TV - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		450,000	470,250
6.625% 1/31/22		240,000	251,400
7.375% 6/1/20		95,000	103,550
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		200,000	216,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		1,000,000	1,130,000
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	132,049
EchoStar Communications Corp. 7% 10/1/13		1,000,000	1,070,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Cable TV - continued
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (Reg. S)	EUR	210,000	$ 287,033
Kabel Deutschland Vertrieb und Service GmbH 6.5% 6/29/18 (Reg. S)	EUR	100,000	138,999
Lighthouse International Co. SA 8% 4/30/14 (Reg. S) (b)	EUR	50,000	8,936
Musketeer GmbH 9.5% 3/15/21 (Reg. S)	EUR	200,000	283,293
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	357,426
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
8.125% 12/1/17 (Reg. S)	EUR	320,000	445,856
9.625% 12/1/19 (Reg S.)	EUR	100,000	141,647
UPC Holding BV:
8% 11/1/16 (Reg. S)	EUR	50,000	68,838
9.75% 4/15/18 (Reg. S)	EUR	389,000	543,281
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		500,000	506,250
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		150,000	157,875
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)		150,000	154,500
Virgin Media Finance PLC 9.5% 8/15/16	EUR	300,000	442,811
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	100,000	142,639
			7,052,633
Capital Goods - 0.8%
Anixter International, Inc. 5.625% 5/1/19		80,000	82,000
Fosun International Ltd. 7.5% 5/12/16 (Reg. S)		200,000	187,000
Franz Haniel & Compagnie GmbH 6.25% 2/8/18	EUR	100,000	139,661
Hutchison Whampoa International 10 Ltd. 6% (Reg. S) (f)(g)		200,000	203,500
ISS Holdings A/S 8.875% 5/15/16 (Reg. S)	EUR	50,000	66,687
Lonking Holdings Ltd. 8.5% 6/3/16 (Reg. S)		200,000	188,000
Noble Group Ltd. 8.5% 5/30/13 (Reg. S)		100,000	105,000
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	200,000	272,703
Wendel SA:
4.375% 8/9/17	EUR	250,000	305,301
4.875% 11/4/14	EUR	150,000	202,541
			1,752,393
Chemicals - 1.4%
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	209,988
China Lumena New Materials Corp. 12% 10/27/14 (Reg. S)		100,000	87,198
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Chemicals - continued
Clariant Finance SA (Luxembourg):
4.375% 4/5/13	EUR	250,000	$ 337,932
5.625% 1/24/17	EUR	100,000	141,125
INEOS Finance PLC:
7.25% 2/15/19 (Reg. S) (g)	EUR	100,000	132,380
7.5% 5/1/20 (e)		115,000	117,726
8.375% 2/15/19 (e)		200,000	214,500
INEOS Group Holdings PLC:
7.875% 2/15/16	EUR	410,000	499,337
8.5% 2/15/16 (e)		370,000	360,750
Kerling PLC 10.625% 1/28/17 (Reg. S)	EUR	250,000	321,849
Kinove German Bondco GmbH:
9.625% 6/15/18 (e)		400,000	416,000
10% 6/15/18 (Reg. S)	EUR	200,000	272,703
LyondellBasell Industries NV 6% 11/15/21 (e)		200,000	216,000
Rhodia SA 7% 5/15/18	EUR	50,000	74,133
			3,401,621
Consumer Products - 0.2%
ISS Financing PLC 11% 6/15/14 (Reg. S)	EUR	200,000	280,119
Prestige Brands, Inc. 8.125% 2/1/20 (e)		25,000	27,250
Reddy Ice Corp. 11.25% 3/15/15		100,000	94,000
Revlon Consumer Products Corp. 9.75% 11/15/15		150,000	162,000
			563,369
Containers - 1.8%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	105,964	124,698
11.125% 6/1/18 pay-in-kind (e)		211,928	210,868
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	300,000	375,297
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)		700,000	756,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	139,661
9.125% 10/15/20 (e)		255,000	270,300
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (e)		200,000	211,000
Crown European Holdings SA 7.125% 8/15/18 (Reg. S)	EUR	100,000	141,978
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	160,000	218,162
Rexam PLC 6.75% 6/29/67 (g)	EUR	125,000	158,583
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (Reg. S) (d)	EUR	200,000	276,674
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)		$ 500,000	$ 513,750
7.125% 4/15/19 (e)		55,000	57,475
7.875% 8/15/19 (e)		250,000	269,375
8.25% 2/15/21 (e)		250,000	238,125
9.875% 8/15/19 (e)		325,000	329,063
			4,291,009
Diversified Financial Services - 7.5%
Aircastle Ltd.:
7.625% 4/15/20 (e)		95,000	96,425
9.75% 8/1/18 (e)		100,000	110,500
Ally Credit Canada Ltd. 6% 5/23/12	EUR	50,000	66,223
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		300,000	279,000
BNP Paribas Capital Trust VI 5.868% (f)(g)	EUR	119,000	151,231
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	309,610	260,603
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	100,000	138,337
CIT Group, Inc.:
4.75% 2/15/15 (e)		1,095,000	1,116,900
5.25% 3/15/18		365,000	375,950
5.5% 2/15/19 (e)		1,040,000	1,068,600
6.625% 4/1/18 (e)		85,000	92,438
7% 5/2/16 (e)		450,000	451,125
7% 5/2/17 (e)		1,470,000	1,473,675
7% 5/2/17 (Reg. S)		125,000	125,313
Deutsche Boerse AG 7.5% 6/13/38 (g)	EUR	100,000	134,697
Eileme 2 AB:
11.625% 1/31/20 (e)		220,000	227,700
11.75% 1/31/20 (Reg. S)	EUR	200,000	267,408
Eksportfinans A/S 4.75% 6/11/13	EUR	100,000	133,373
Ford Credit Europe PLC:
4.75% 1/19/15	EUR	200,000	275,350
7.125% 1/15/13	EUR	200,000	274,027
7.25% 7/15/13	EUR	150,000	208,995
9.375% 1/17/14	EUR	100,000	146,611
GMAC International Finance BV 7.5% 4/21/15	EUR	150,000	207,009
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		725,000	774,844
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
4.875% 4/1/15		$ 180,000	$ 180,000
5.625% 9/20/13		766,000	774,526
5.75% 5/15/16		120,000	122,280
5.875% 5/1/13		1,580,000	1,615,550
5.875% 4/1/19		530,000	524,700
6.25% 5/15/19		640,000	646,315
8.25% 12/15/20		940,000	1,048,100
8.625% 9/15/15		975,000	1,077,375
8.625% 1/15/22		985,000	1,120,438
International Personal Finance PLC 11.5% 8/6/15	EUR	160,000	224,516
Numericable Finance & Co. 12.375% 2/15/19 (Reg. S)	EUR	100,000	129,071
Qtel International Finance Ltd. 5% 10/19/25 (e)		200,000	204,002
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (e)		250,000	263,750
Road King Infrastructure Finance Ltd. 7.625% 5/14/14		100,000	92,500
SLM Corp.:
7.25% 1/25/22		145,000	146,450
8% 3/25/20		440,000	465,300
8.45% 6/15/18		50,000	54,750
TMD Friction Finance SA 10.75% 5/15/17	EUR	125,000	191,951
UPCB Finance Ltd. 7.625% 1/15/20 (Reg. S)	EUR	250,000	346,670
Verisure Holding AB:
8.75% 9/1/18 (Reg. S)	EUR	100,000	131,083
8.75% 12/1/18 (Reg. S)	EUR	100,000	115,833
			17,931,494
Diversified Media - 0.7%
Block Communications, Inc. 7.25% 2/1/20 (e)		660,000	671,550
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20 (e)		65,000	63,213
7.625% 3/15/20 (e)		465,000	460,350
Lamar Media Corp. 5.875% 2/1/22 (e)		55,000	56,375
National CineMedia LLC:
6% 4/15/22 (e)		300,000	305,250
7.875% 7/15/21		35,000	37,713
WM Finance Corp. 9.5% 6/15/16 (e)		15,000	16,313
			1,610,764
Electric Utilities - 7.1%
Atlantic Power Corp. 9% 11/15/18 (e)		60,000	61,200
Bhira Investments Ltd. 8.5% 4/27/71 (g)		200,000	202,405
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		$ 500,000	$ 540,000
Calpine Corp. 7.875% 1/15/23 (e)		900,000	967,500
China Resources Power East Foundation Co. Ltd. 7.25% (f)(g)		500,000	482,118
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (e)		310,000	336,350
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (e)		37,000	41,075
Energy Future Holdings Corp. 10% 1/15/20		2,290,000	2,484,650
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		390,000	429,975
11.75% 3/1/22 (e)		2,335,000	2,422,563
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (e)		180,000	189,450
9.375% 5/1/20 (e)		1,255,000	1,336,575
GenOn Energy, Inc.:
9.5% 10/15/18		55,000	52,250
9.875% 10/15/20		385,000	361,900
InterGen NV:
8.5% 6/30/17 (Reg. S)	EUR	150,000	205,520
9% 6/30/17 (e)		700,000	718,375
International Power Finance 2010 PLC 7.25% 5/11/17 (Reg. S)	EUR	100,000	157,196
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		400,000	416,276
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		200,000	229,500
8% 8/7/19 (e)		275,000	328,625
8% 8/7/19 (Reg. S)		100,000	119,500
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	161,875
National Power Corp. 6.875% 11/2/16 (e)		100,000	115,000
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16		200,000	219,000
NSG Holdings II, LLC 7.75% 12/15/25 (e)		375,000	376,875
NV Energy, Inc. 6.25% 11/15/20		1,000,000	1,095,764
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		200,000	206,500
Puget Energy, Inc. 6% 9/1/21		1,045,000	1,117,241
RRI Energy, Inc. 7.625% 6/15/14		310,000	316,200
Star Energy Geothermal Wayang Windu Ltd. 11.5% 2/12/15 (Reg. S)		400,000	439,520
The AES Corp.:
7.375% 7/1/21 (e)		35,000	38,938
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
The AES Corp.: - continued
8% 10/15/17		$ 300,000	$ 342,000
Tokyo Electric Power Co. 4.5% 3/24/14	EUR	150,000	190,627
TXU Corp.:
5.55% 11/15/14		75,000	53,625
6.5% 11/15/24		165,000	87,450
6.55% 11/15/34		110,000	55,138
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	100,000	120,466
			17,019,222
Energy - 8.5%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	86,488
7% 5/20/22		180,000	184,500
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 8.75% 6/15/18		500,000	537,500
ATP Oil & Gas Corp. 11.875% 5/1/15		480,000	367,200
Atwood Oceanics, Inc. 6.5% 2/1/20		30,000	31,575
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (e)		25,000	25,500
Basic Energy Services, Inc. 7.75% 2/15/19		190,000	191,900
Bill Barrett Corp. 7.625% 10/1/19		200,000	200,000
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19		20,000	20,850
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		130,000	138,775
Chesapeake Energy Corp. 6.775% 3/15/19		310,000	300,700
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	475,000
6.125% 7/15/22		170,000	162,775
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	61,100
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	387,075
Continental Resources, Inc.:
5% 9/15/22 (e)		305,000	308,813
8.25% 10/1/19		300,000	333,000
Edgen Murray Corp. 12.25% 1/15/15		150,000	159,750
EDP Finance BV:
3.25% 3/16/15	EUR	50,000	58,722
3.75% 6/22/15	EUR	25,000	29,537
4.625% 6/13/16	EUR	100,000	116,493
4.75% 9/26/16	EUR	100,000	116,479
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Energy Transfer Equity LP 7.5% 10/15/20		$ 30,000	$ 33,225
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		500,000	485,000
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	667,950
Forbes Energy Services Ltd. 9% 6/15/19		65,000	63,050
Gulfmark Offshore, Inc. 6.375% 3/15/22 (e)		40,000	40,800
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	219,000
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21		340,000	343,400
7% 10/1/18		291,000	296,820
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		275,000	304,920
7% 5/5/20 (e)		100,000	114,500
9.125% 7/2/18 (e)		100,000	124,380
11.75% 1/23/15 (e)		225,000	272,543
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (e)		285,000	301,388
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)		435,000	428,475
6.5% 5/15/19 (e)		335,000	332,488
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22		105,000	110,775
MIE Holdings Corp. 9.75% 5/12/16		400,000	398,480
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	60,000	73,868
MRC Global, Inc. 9.5% 12/15/16		150,000	165,375
Offshore Group Investment Ltd. 11.5% 8/1/15		293,000	320,835
Oil States International, Inc. 6.5% 6/1/19		30,000	31,725
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		150,000	164,325
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)		765,000	797,513
Pemex Project Funding Master Trust 8.625% 2/1/22		450,000	580,500
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	565,625
Petroleos de Venezuela SA:
4.9% 10/28/14		650,000	596,375
5.5% 4/12/37		750,000	455,625
8.5% 11/2/17 (e)		895,000	807,738
12.75% 2/17/22 (e)		1,450,000	1,486,250
Petroleos Mexicanos:
5.5% 1/21/21		450,000	499,500
6.625% (e)(f)		200,000	208,500
8% 5/3/19		250,000	317,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		$ 150,000	$ 185,475
Petroleum Geo-Services ASA 7.375% 12/15/18 (e)		500,000	507,500
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		100,000	141,990
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	192,400
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		175,000	215,250
7.39% 12/2/24 (e)		100,000	126,500
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,400
PT Pertamina Persero:
5.25% 5/23/21 (e)		525,000	540,750
5.25% 5/23/21 (Reg. S)		400,000	412,000
Range Resources Corp. 5.75% 6/1/21		250,000	261,250
Santos Finance Ltd. 8.25% 9/22/70 (g)	EUR	350,000	450,588
SESI LLC 7.125% 12/15/21 (e)		1,000,000	1,082,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (e)		80,000	81,000
Unit Corp. 6.625% 5/15/21		100,000	101,000
WPX Energy, Inc.:
5.25% 1/15/17 (e)		55,000	54,588
6% 1/15/22 (e)		85,000	83,513
			20,348,884
Entertainment/Film - 0.0%
Cinemark USA, Inc. 7.375% 6/15/21		15,000	16,200
Environmental - 0.2%
Covanta Holding Corp. 6.375% 10/1/22		145,000	149,350
Zinc Capital SA 8.875% 5/15/18 (Reg. S)	EUR	200,000	230,341
			379,691
Food & Drug Retail - 1.2%
Rite Aid Corp.:
7.5% 3/1/17		1,000,000	1,017,500
8% 8/15/20		750,000	864,375
10.375% 7/15/16		870,000	922,200
			2,804,075
Food/Beverage/Tobacco - 0.3%
Agrokor DD 9.875% 5/1/19 (Reg. S)	EUR	100,000	133,704
Pernod Ricard SA 4.875% 3/18/16	EUR	200,000	286,269
Post Holdings, Inc. 7.375% 2/15/22 (e)		135,000	140,738
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
R&R Ice Cream PLC 8.375% 11/15/17 (Reg. S)	EUR	100,000	$ 133,042
Tereos Europe 6.375% 4/15/14 (Reg. S)	EUR	100,000	138,337
			832,090
Gaming - 1.7%
American Casino & Entertainment Properties LLC 11% 6/15/14		142,000	149,988
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (e)		900,000	927,000
Chester Downs & Marina LLC 9.25% 2/1/20 (e)		45,000	47,588
CityCenter Holdings LLC/CityCenter Finance Corp. 11.5% 1/15/17 pay-in-kind (g)		167,441	179,825
Harrah's Operating Co., Inc. 11.25% 6/1/17		160,000	176,400
MCE Finance Ltd. 10.25% 5/15/18		300,000	339,000
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	312,000
8.625% 2/1/19 (e)		565,000	614,438
13% 11/15/13		500,000	580,650
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		55,275	55,413
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	53,000
Station Casinos LLC 3.65% 6/18/18 (d)(e)		715,000	529,100
			3,964,402
Healthcare - 5.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19 (e)		195,000	204,750
Community Health Systems, Inc. 8% 11/15/19 (e)		210,000	222,600
DaVita, Inc. 6.625% 11/1/20		300,000	314,250
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	46,125
Eurofins Scientific SA 8.081% (f)(g)	EUR	300,000	397,179
FMC Finance VII SA 5.25% 2/15/21	EUR	290,000	394,459
FMC Finance VIII SA 5.25% 7/31/19 (Reg S.)	EUR	300,000	418,983
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (e)		445,000	453,366
5.875% 1/31/22 (e)		625,000	635,938
6.5% 9/15/18 (e)		20,000	21,424
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	152,899
Gerresheimer AG 5% 5/19/18	EUR	54,000	75,463
HCA Holdings, Inc. 7.75% 5/15/21		950,000	990,375
HCA, Inc.:
5.875% 3/15/22		620,000	630,075
6.5% 2/15/20		895,000	959,888
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
7.25% 9/15/20		$ 1,000,000	$ 1,102,500
7.5% 2/15/22		180,000	193,500
8.5% 4/15/19		1,000,000	1,122,500
HealthSouth Corp. 7.75% 9/15/22		300,000	324,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		475,000	466,688
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)		25,000	27,375
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	13,163
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	100,000	109,544
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (e)		360,000	358,668
6.75% 10/15/22		250,000	263,125
7.5% 2/15/20		300,000	321,000
Ontex IV SA 9% 4/15/19 (Reg. S)	EUR	200,000	202,541
Rural/Metro Corp. 10.125% 7/15/19 (e)		110,000	101,200
Teleflex, Inc. 6.875% 6/1/19		40,000	42,700
Tenet Healthcare Corp.:
6.25% 11/1/18 (e)		85,000	88,400
9.25% 2/1/15		300,000	332,250
Valeant Pharmaceuticals International 6.75% 8/15/21 (e)		150,000	145,875
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19 (e)		360,000	362,700
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (g)		1,000,000	1,037,500
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		30,000	28,200
			12,561,203
Homebuilders/Real Estate - 3.2%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		100,000	95,750
9.875% 3/20/17 (Reg. S)		200,000	199,232
10% 11/14/16 (Reg. S)		400,000	410,000
Central China Real Estate Ltd. 12.25% 10/20/15 (Reg. S)		100,000	101,000
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	175,056
Country Garden Holdings Co. Ltd.:
10.5% 8/11/15		200,000	205,740
11.25% 4/22/17 (Reg. S)		300,000	302,250
11.75% 9/10/14		400,000	427,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		$ 700,000	$ 703,500
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		400,000	367,000
Hopson Development Holdings Ltd. 8.125% 11/9/12 (Reg. S)		100,000	95,500
Kaisa Group Holdings Ltd. 13.5% 4/28/15		300,000	289,500
KB Home 8% 3/15/20		45,000	43,763
KWG Property Holding Ltd.:
12.5% 8/18/17 (Reg. S)		400,000	379,014
12.75% 3/30/16 (Reg. S)		200,000	195,839
Longfor Properties Co. Ltd. 9.5% 4/7/16 (Reg. S)		400,000	413,000
Neo-China Group (Holdings) Ltd. 9.75% 7/23/14 unit (Reg. S)		200,000	204,511
Obrascon Huarte Lain SA 7.625% 3/15/20 (Reg. S)	EUR	100,000	128,567
Odebrecht Finance Ltd. 7.5% (e)(f)		300,000	309,750
Realogy Corp.:
7.625% 1/15/20 (e)		310,000	320,850
7.875% 2/15/19 (e)		210,000	205,800
9% 1/15/20 (e)		125,000	126,250
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	124,271
13% 3/10/16 (Reg. S)		100,000	60,000
Shimao Property Holdings Ltd.:
8% 12/1/16 (Reg. S)		500,000	437,500
9.65% 8/3/17		300,000	262,470
Sigma Capital Pte. Ltd. 9% 4/30/15		200,000	210,683
Standard Pacific Corp. 8.375% 1/15/21		255,000	269,025
Wharf Finance Ltd. 4.625% 2/8/17		200,000	207,963
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		400,000	369,000
			7,639,784
Hotels - 0.0%
Host Hotels & Resorts LP:
5.875% 6/15/19		10,000	10,675
6% 10/1/21 (e)		60,000	64,050
			74,725
Insurance - 0.4%
Achmea BV 5.125% (f)(g)	EUR	80,000	79,269
ING Verzekeringen NV 2.692% 6/21/21 (g)	EUR	150,000	185,663
MAPFRE SA 5.921% 7/24/37 (g)	EUR	50,000	44,116
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Insurance - continued
Mitsui Marine & Fire Insurance Co. Ltd. 7% 3/15/72 (Reg. S) (g)		$ 200,000	$ 205,574
USI Holdings Corp. 9.75% 5/15/15 (e)		480,000	485,400
			1,000,022
Leisure - 0.5%
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		500,000	536,875
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (e)		75,000	77,063
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (g)	EUR	200,000	236,960
Royal Caribbean Cruises Ltd. 5.625% 1/27/14	EUR	250,000	335,914
			1,186,812
Metals/Mining - 3.2%
Alpha Natural Resources, Inc.:
6% 6/1/19		60,000	56,100
6.25% 6/1/21		35,000	32,463
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)		235,000	204,450
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		400,000	447,000
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		200,000	199,500
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		300,000	330,000
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		400,000	430,000
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (Reg. S)		400,000	415,000
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)		100,000	122,979
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)		200,000	203,500
6% 4/1/17 (Reg. S)		100,000	101,002
6.375% 2/1/16 (e)		600,000	609,000
6.875% 2/1/18 (e)		60,000	61,650
6.875% 4/1/22 (e)		200,000	202,740
8.25% 11/1/19 (e)		1,165,000	1,264,025
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	84,500
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		200,000	205,000
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		200,000	199,964
New Gold, Inc. 7% 4/15/20 (e)		40,000	41,100
New World Resources NV:
7.375% 5/15/15 (Reg. S)	EUR	50,000	66,190
7.875% 5/1/18 (Reg. S)	EUR	100,000	132,380
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Novelis, Inc. 8.75% 12/15/20		$ 100,000	$ 111,000
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		500,000	544,400
Vedanta Resources PLC:
6.75% 6/7/16 (e)		200,000	190,000
6.75% 6/7/16 (Reg. S)		200,000	190,500
8.25% 6/7/21 (e)		200,000	189,000
8.75% 1/15/14 (Reg. S)		600,000	621,000
9.5% 7/18/18 (Reg. S)		100,000	102,750
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	185,500
			7,542,693
Paper - 1.1%
AbitibiBowater, Inc. 10.25% 10/15/18		1,598,000	1,853,680
Norske Skogindustrier ASA 7% 6/26/17	EUR	100,000	82,076
Sino-Forest Corp. 10.25% 7/28/14 (Reg. S) (b)		100,000	26,750
Smurfit Kappa Acquisitions:
7.25% 11/15/17 (Reg. S)	EUR	210,000	294,678
7.75% 11/15/19 (Reg. S)	EUR	120,000	169,976
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.2969% 8/1/14 (g)		184,000	172,040
11.75% 1/15/19 (e)		75,000	80,344
Xerium Technologies, Inc. 8.875% 6/15/18		30,000	25,050
			2,704,594
Publishing/Printing - 0.2%
Cengage Learning Acquisitions, Inc. 11.5% 4/15/20 (e)		240,000	252,600
Seat Pagine Gialle SpA 10.5% 1/31/17 (Reg. S) (b)	EUR	100,000	89,026
Sheridan Group, Inc. 12.5% 4/15/14		97,262	81,700
			423,326
Railroad - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		150,000	162,750
Refer-Rede Ferroviaria Nacional SA 4.25% 12/13/21	EUR	200,000	123,113
			285,863
Restaurants - 0.3%
Landry's Acquisition Co. 9.375% 5/1/20 (e)		105,000	106,575
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20 (e)		500,000	550,000
			656,575
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Services - 0.5%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(g)		$ 300,000	$ 306,750
Audatex North America, Inc.:
6.75% 6/15/18 (e)		35,000	36,663
6.75% 6/15/18 (e)		180,000	189,000
Emdeon, Inc. 11% 12/31/19 (e)		60,000	67,650
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		100,000	90,953
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(g)		383,687	400,953
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (e)(g)		90,000	96,525
			1,188,494
Shipping - 0.5%
CEVA Group PLC 8.375% 12/1/17 (e)		800,000	796,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	23,000
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	8,800
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (e)		110,000	112,200
Swift Services Holdings, Inc. 10% 11/15/18		155,000	168,950
Western Express, Inc. 12.5% 4/15/15 (e)		315,000	168,525
			1,277,475
Specialty Retailing - 0.0%
Dollar General Corp. 11.875% 7/15/17 pay-in-kind (g)		30,000	32,400
Steel - 0.6%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		600,000	547,500
Citic Pacific Ltd. 6.875% 1/21/18 (Reg. S)		200,000	199,718
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)		350,000	361,375
JMC Steel Group, Inc. 8.25% 3/15/18 (e)		345,000	357,075
			1,465,668
Super Retail - 0.3%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)		20,000	21,000
Claire's Stores, Inc. 9% 3/15/19 (e)		340,000	350,200
Limited Brands, Inc. 5.625% 2/15/22		250,000	251,875
Office Depot, Inc. 9.75% 3/15/19 (e)		30,000	30,600
Sally Holdings LLC 6.875% 11/15/19 (e)		35,000	37,363
			691,038
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Technology - 1.7%
Avaya, Inc. 7% 4/1/19 (e)		$ 935,000	$ 930,325
China Automation Group Ltd. 7.75% 4/20/16		200,000	148,880
First Data Corp. 7.375% 6/15/19 (e)		205,000	210,638
Freescale Semiconductor, Inc. 9.25% 4/15/18 (e)		200,000	218,500
Lawson Software, Inc. 9.375% 4/1/19 (e)		85,000	89,038
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	732,500
NXP BV/NXP Funding LLC 3.507% 10/15/13 (g)	EUR	205,176	268,895
Rexel SA 7% 12/17/18	EUR	200,000	277,336
SK Hynix, Inc. 7.875% 6/27/17 (Reg. S)		300,000	312,000
STATS ChipPAC Ltd.:
5.375% 3/31/16 (Reg. S)		300,000	306,750
7.5% 8/12/15 (Reg. S)		200,000	214,500
Viasystems, Inc. 7.875% 5/1/19 (e)		295,000	298,688
			4,008,050
Telecommunications - 6.7%
Broadview Networks Holdings, Inc. 11.375% 9/1/12		375,000	332,813
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)		735,000	678,038
Clearwire Escrow Corp. 12% 12/1/15 (e)		20,000	18,450
Digicel Group Ltd.:
7% 2/15/20 (e)		200,000	201,500
8.25% 9/1/17 (e)		300,000	312,000
8.875% 1/15/15 (e)		250,000	251,875
9.125% 1/15/15 pay-in-kind (e)(g)		200,000	202,000
10.5% 4/15/18 (e)		400,000	438,480
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	100,000	121,128
Eileme 1 AB 14.25% 8/15/20 (e)		220,000	206,250
Frontier Communications Corp. 8.5% 4/15/20		750,000	780,000
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	766,838
Indosat Palapa Co. BV 7.375% 7/29/20		500,000	550,000
Intelsat Jackson Holdings SA:
7.25% 10/15/20 (e)		495,000	516,038
7.5% 4/1/21		2,470,000	2,593,500
Level 3 Financing, Inc. 10% 2/1/18		200,000	218,500
Matterhorn Mobile SA 6.342% 5/15/19 (Reg. S) (g)	EUR	100,000	134,697
Nextel Communications, Inc.:
5.95% 3/15/14		150,000	149,813
6.875% 10/31/13		1,915,000	1,915,000
NII Capital Corp. 7.625% 4/1/21		190,000	176,700
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	188,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Portugal Telecom International Finance BV:
4.5% 6/16/25	EUR	50,000	$ 48,650
5% 11/4/19	EUR	50,000	55,203
Sprint Capital Corp. 6.9% 5/1/19		815,000	713,125
Sprint Nextel Corp. 9% 11/15/18 (e)		505,000	556,106
Sunrise Communications International SA:
7% 12/31/17 (Reg. S)	EUR	100,000	140,323
8.5% 12/31/18 (Reg. S)	EUR	100,000	139,661
Telenet Finance Luxembourg S.C.A. 6.375% 11/15/20 (Reg. S)	EUR	300,000	393,169
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)		400,000	380,000
7.25% 2/15/18 (e)		320,000	302,400
7.375% 2/15/18	EUR	350,000	421,630
7.375% 2/15/18 (Reg. S)	EUR	250,000	296,200
11.75% 7/15/17 (e)		420,000	412,650
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (Reg. S) (g)	EUR	209,794	233,181
Windstream Corp. 7.5% 6/1/22		500,000	523,750
Ziggo Finance BV 6.125% 11/15/17	EUR	360,000	505,162
			15,873,330
Textiles & Apparel - 0.1%
Texhong Textile Group Ltd. 7.625% 1/19/16 (Reg. S)		200,000	169,000
TOTAL NONCONVERTIBLE BONDS			172,665,571
TOTAL CORPORATE BONDS (Cost $168,423,127)			172,966,785
Government Obligations - 10.2%

Argentina - 0.0%
Argentine Republic discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		60,021	42,915
Belarus - 0.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		200,000	187,500
8.95% 1/26/18		100,000	92,750
TOTAL BELARUS			280,250
Government Obligations - continued
		Principal Amount (c)	Value
Belize - 0.1%
Belize Government 8.5% 2/20/29 (e)		$ 400,000	$ 200,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)		150,000	170,250
Brazil - 0.9%
Brazilian Federative Republic:
5.625% 1/7/41		350,000	415,625
7.125% 1/20/37		225,000	317,250
10.125% 5/15/27		300,000	505,500
12.25% 3/6/30		300,000	585,000
12.75% 1/15/20		200,000	337,000
TOTAL BRAZIL			2,160,375
Cayman Islands - 0.0%
Cayman Island Government 5.95% 11/24/19 (e)		100,000	108,750
Colombia - 0.6%
Colombian Republic:
8.125% 5/21/24		145,000	207,350
10.375% 1/28/33		250,000	437,500
11.75% 2/25/20		445,000	709,775
TOTAL COLOMBIA			1,354,625
Congo - 0.1%
Congo Republic 3% 6/30/29 (d)		190,000	143,450
Croatia - 0.2%
Croatia Republic:
6.25% 4/27/17 (e)		230,000	232,875
6.375% 3/24/21 (e)		200,000	196,500
6.625% 7/14/20 (e)		100,000	100,000
TOTAL CROATIA			529,375
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		250,000	253,750
Germany - 0.7%
German Federal Republic 1.5% 3/15/13	EUR	1,250,000	1,675,501
Ghana - 0.0%
Ghana Republic 8.5% 10/4/17 (e)		100,000	113,500
Government Obligations - continued
		Principal Amount (c)	Value
Hungary - 0.2%
Hungarian Republic:
4.75% 2/3/15		$ 470,000	$ 451,322
7.625% 3/29/41		110,000	103,675
TOTAL HUNGARY			554,997
Iceland - 0.1%
Republic of Iceland 4.875% 6/16/16 (e)		125,000	125,469
Indonesia - 0.4%
Indonesian Republic:
7.75% 1/17/38 (e)		325,000	439,563
8.5% 10/12/35 (e)		100,000	145,250
11.625% 3/4/19 (e)		325,000	478,563
TOTAL INDONESIA			1,063,376
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	208,125
Ivory Coast - 0.1%
Ivory Coast 3.75% 12/31/32 (b)(d)		200,000	139,000
Latvia - 0.1%
Latvian Republic 5.25% 2/22/17 (e)		200,000	205,500
Lebanon - 0.2%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		325,000	409,500
Lithuania - 0.1%
Lithuanian Republic:
6.125% 3/9/21 (e)		150,000	162,000
7.375% 2/11/20 (e)		125,000	146,719
TOTAL LITHUANIA			308,719
Mexico - 0.8%
United Mexican States:
5.125% 1/15/20		200,000	234,000
5.75% 10/12/21		300,000	327,000
6.05% 1/11/40		350,000	435,750
6.75% 9/27/34		350,000	467,250
7.5% 4/8/33		220,000	314,600
11.375% 9/15/16		100,000	141,250
TOTAL MEXICO			1,919,850
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (e)		200,000	208,660
Government Obligations - continued
		Principal Amount (c)	Value
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (e)		$ 225,000	$ 244,688
Panama - 0.2%
Panamanian Republic:
7.125% 1/29/26		200,000	271,000
9.375% 4/1/29		150,000	245,250
TOTAL PANAMA			516,250
Peru - 0.2%
Peruvian Republic:
7.35% 7/21/25		100,000	138,000
8.75% 11/21/33		270,000	429,975
TOTAL PERU			567,975
Philippines - 0.7%
Philippine Republic:
6.5% 1/20/20		365,000	445,300
7.75% 1/14/31		400,000	557,000
10.625% 3/16/25		360,000	585,000
TOTAL PHILIPPINES			1,587,300
Poland - 0.0%
Polish Government 6.375% 7/15/19		70,000	82,425
Qatar - 0.2%
State of Qatar 5.75% 1/20/42 (e)		450,000	501,750
Romania - 0.1%
Romanian Republic 6.75% 2/7/22 (e)		246,000	258,608
Russia - 1.5%
Russian Federation:
3.25% 4/4/17 (e)		400,000	405,520
5% 4/29/20 (e)		300,000	324,390
5.625% 4/4/42 (e)		400,000	423,000
7.5% 3/31/30 (Reg. S)		523,250	627,900
11% 7/24/18 (Reg. S)		750,000	1,060,350
12.75% 6/24/28 (Reg. S)		400,000	724,520
TOTAL RUSSIA			3,565,680
Serbia - 0.2%
Republic of Serbia 6.75% 11/1/24 (e)		437,667	431,102
South Africa - 0.0%
South African Republic 4.665% 1/17/24		100,000	104,750
Government Obligations - continued
		Principal Amount (c)	Value
Sri Lanka - 0.0%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		$ 100,000	$ 101,750
Turkey - 1.1%
Turkish Republic:
6.75% 5/30/40		300,000	335,250
7% 3/11/19		175,000	203,228
7% 6/5/20		350,000	412,125
7.375% 2/5/25		175,000	210,875
7.5% 7/14/17		325,000	380,250
8% 2/14/34		300,000	382,500
11.875% 1/15/30		350,000	603,330
TOTAL TURKEY			2,527,558
Ukraine - 0.1%
Ukraine Government 7.75% 9/23/20 (e)		150,000	135,375
Uruguay - 0.1%
Uruguay Republic 7.625% 3/21/36		150,000	210,750
Venezuela - 0.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		1,500	43,500
7.75% 10/13/19 (Reg. S)		110,000	95,150
11.75% 10/21/26 (Reg. S)		375,000	376,875
11.95% 8/5/31 (Reg. S)		500,000	502,500
12.75% 8/23/22		450,000	486,000
TOTAL VENEZUELA			1,504,025
TOTAL GOVERNMENT OBLIGATIONS (Cost $23,543,275)			24,515,923
Common Stocks - 0.1%
	Shares
Metals/Mining - 0.1%
Rentech Nitrogen Partners LP (Cost $82,000)	4,100	120,827
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.8%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	195,200
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	3,000	$ 292,410
Electric Utilities - 0.5%
PPL Corp. 9.50%	20,000	1,067,800
Homebuilders/Real Estate - 0.1%
Health Care REIT, Inc. Series I, 6.50%	4,000	213,500
TOTAL CONVERTIBLE PREFERRED STOCKS		1,768,910
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.2%
Ally Financial, Inc. 7.00% (e)	450	379,125
U.S. Bancorp Series F, 6.50%	4,054	109,701
		488,826
Diversified Financial Services - 0.5%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,197,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,686,326
TOTAL PREFERRED STOCKS (Cost $3,563,038)		3,455,236
Floating Rate Loans - 7.6%
	Principal Amount (c)
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.7398% 3/23/14 (g)	$ 685,211	655,233
Broadcasting - 0.3%
CKX, Inc. Tranche 1LN, term loan 9% 6/21/17	335,000	276,375
Univision Communications, Inc. term loan 4.4888% 3/31/17 (g)	410,000	381,300
		657,675
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (g)	180,000	181,350
Cable TV - 0.0%
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (g)	40,000	40,000
Floating Rate Loans - continued
	Principal Amount (c)	Value
Capital Goods - 0.0%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (g)	$ 109,175	$ 108,766
Chemicals - 0.4%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (g)	119,364	121,303
INEOS U.S. Finance LLC:
term loan 6.5% 5/4/18 (g)	235,000	235,588
Tranche C 2LN, term loan 8.001% 12/16/14 (g)	515,334	534,015
		890,906
Diversified Financial Services - 0.1%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (g)	35,000	35,221
Nuveen Investments, Inc. Tranche B, term loan 7.25% 5/13/17 (g)	130,000	130,650
		165,871
Electric Utilities - 0.2%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7413% 10/10/17 (g)	1,000,000	555,000
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (g)	14,850	14,869
		569,869
Energy - 0.1%
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (g)	190,000	192,375
Everest Acquisition LLC Tranche B, term loan 6.5% 4/2/18 (g)	85,000	86,063
		278,438
Food & Drug Retail - 0.3%
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (g)	55,000	55,550
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (g)	746,231	738,769
		794,319
Healthcare - 0.2%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (g)	74,813	75,561
Sheridan Healthcare, Inc. Tranche 2LN, term loan 5.9888% 6/15/15 (g)	500,000	486,250
		561,811
Floating Rate Loans - continued
	Principal Amount (c)	Value
Homebuilders/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 4.4913% 10/10/16 (g)	$ 35,860	$ 33,305
term loan 4.77% 10/10/16 (g)	957,130	888,934
		922,239
Insurance - 0.6%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (g)	311,250	311,655
Tranche 2nd LN, term loan 9% 5/24/19 (g)	775,000	786,625
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (g)	310,000	320,850
		1,419,130
Leisure - 0.4%
Formula One Holdings Tranche B, term loan 5.75% 4/12/17 (g)	1,000,000	1,008,750
Restaurants - 0.2%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (g)	300,000	300,000
NPC International, Inc. Tranche B, term loan 5.25% 12/28/18 (g)	85,000	85,425
		385,425
Specialty Retailing - 0.0%
Michaels Stores, Inc. Tranche B1, term loan 2.75% 10/31/13 (g)	100,000	100,125
Super Retail - 0.6%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (g)	962,578	969,797
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (g)	498,737	483,775
		1,453,572
Technology - 2.2%
Avaya, Inc. term loan 3.2406% 10/27/14 (g)	198,431	194,710
Ceridian Corp. term loan 3.2388% 11/8/14 (g)	143,344	136,894
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (g)	1,000,000	1,016,300
First Data Corp. term loan 4.2398% 3/24/18 (g)	1,935,000	1,770,525
Kronos, Inc. Tranche B 2LN, term loan 10.4697% 6/11/18 (g)	1,000,000	1,020,000
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (g)	325,000	329,485
Floating Rate Loans - continued
	Principal Amount (c)	Value
Technology - continued
NXP BV:
Tranche A 2LN, term loan 5.5% 3/4/17 (g)	$ 114,425	$ 115,283
Tranche A6, term loan 5.25% 3/19/19 (g)	550,000	550,000
		5,133,197
Telecommunications - 1.2%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (g)	149,625	149,625
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (g)	933,913	770,478
Genesys SA Tranche B, term loan 6.75% 1/31/19 (g)	45,000	45,394
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (g)	485,000	483,788
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	309,375	307,388
term loan 6.875% 8/11/15	1,117,538	1,119,575
		2,876,248
TOTAL FLOATING RATE LOANS (Cost $18,082,708)		18,202,924
Preferred Securities - 1.5%

Banks & Thrifts - 0.9%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (f)(g)	400,000	391,305
AMBB Capital (L) Ltd. 6.77% (f)(g)	100,000	99,249
Bank of America Corp. 8% (f)(g)	520,000	535,600
Banque Federative du Credit Mutuel SA 4.471% (f)(g)	50,000	49,518
Barclays Bank PLC 4.75% (f)(g)	30,000	24,053
BNP Paribas SA 5.019% (f)(g)	50,000	49,465
Caisse Nationale des Caisses d' Epargne et de Prevoyance 4.75% (f)(g)	150,000	115,474
Intesa Sanpaolo SpA 8.047% (f)(g)	350,000	421,089
KBC Bank NV 8% (f)	100,000	105,702
Lloyds TSB Bank PLC 6.35% (f)(g)	80,000	80,512
Natixis SA 6.307% (f)(g)	150,000	139,733
OTP Bank PLC 5.875% (f)(g)	60,000	46,943
Societe Generale 4.196% (f)(g)	100,000	91,456
		2,150,099
Preferred Securities - continued
	Principal Amount (c)	Value
Diversified Financial Services - 0.1%
Fortis Hybrid Financing SA 5.125% (f)(g)	$ 50,000	$ 41,521
UBS AG 4.28% (f)(g)	200,000	216,506
		258,027
Electric Utilities - 0.2%
RWE AG 4.625% (f)(g)	100,000	129,549
Southern California Edison Co. 6.25% (f)(g)	420,000	434,789
		564,338
Food/Beverage/Tobacco - 0.1%
Suedzucker International Finance BV 5.25% (f)(g)	150,000	205,840
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (f)(g)	200,000	220,904
Insurance - 0.0%
Aviva PLC 4.7291% (f)(g)	50,000	53,598
Steel - 0.1%
Citic Pacific Ltd. 7.875% (f)(g)	200,000	190,779
TOTAL PREFERRED SECURITIES (Cost $3,688,265)		3,643,585
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $11,878,654)	11,878,654	11,878,654
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $229,261,067)		234,783,934
NET OTHER ASSETS (LIABILITIES) - 1.5%		3,655,426
NET ASSETS - 100%		$ 238,439,360
Currency Abbreviations
CNY	-	Chinese yuan
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,070,103 or 24.4% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,186
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 195,200	$ 195,200	$ -	$ -
Financials	2,192,236	1,599,611	592,625	-
Materials	120,827	120,827	-	-
Utilities	1,067,800	1,067,800	-	-
Corporate Bonds	172,966,785	-	172,966,785	-
Government Obligations	24,515,923	-	24,472,423	43,500
Floating Rate Loans	18,202,924	-	18,202,924	-
Preferred Securities	3,643,585	-	3,643,585	-
Money Market Funds	11,878,654	11,878,654	-	-
Total Investments in Securities:	$ 234,783,934	$ 14,862,092	$ 219,878,342	$ 43,500
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,200
Cost of Purchases	39,300
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 43,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 4,200

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $217,382,413)	$ 222,905,280
Fidelity Central Funds (cost $11,878,654)	11,878,654
Total Investments (cost $229,261,067)		$ 234,783,934
Cash		1,230,269
Receivable for investments sold		1,446,008
Receivable for fund shares sold		865,380
Dividends receivable		7,875
Interest receivable		3,905,351
Distributions receivable from Fidelity Central Funds		1,657
Prepaid expenses		84
Receivable from investment adviser for expense reductions		39,212
Other receivables		28,481
Total assets		242,308,251

Liabilities
Payable for investments purchased	$ 3,219,585
Payable for fund shares redeemed	336,265
Distributions payable	64,283
Accrued management fee	140,687
Distribution and service plan fees payable	12,089
Other affiliated payables	33,983
Other payables and accrued expenses	61,999
Total liabilities		3,868,891

Net Assets		$ 238,439,360
Net Assets consist of:
Paid in capital		$ 232,669,740
Undistributed net investment income		276,966
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,785)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,524,439
Net Assets		$ 238,439,360

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,102,301 ÷ 1,037,346 shares)	$ 9.74

Maximum offering price per share (100/96.00 of $9.74)	$ 10.15
Class T: Net Asset Value and redemption price per share ($9,362,120 ÷ 961,341 shares)	$ 9.74

Maximum offering price per share (100/96.00 of $9.74)	$ 10.15
Class C: Net Asset Value and offering price per share ($9,877,897 ÷ 1,014,306 shares)A	$ 9.74

Fidelity Global High Income Fund: Net Asset Value, offering price and redemption price per share ($197,479,638 ÷ 20,278,000 shares)	$ 9.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,617,404 ÷ 1,192,936 shares)	$ 9.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period May 11, 2011 (commencement of operations) to April 30, 2012

Investment Income
Dividends		$ 313,281
Interest		7,759,092
Income from Fidelity Central Funds		17,186
Total income		8,089,559

Expenses
Management fee	$ 909,030
Transfer agent fees	164,268
Distribution and service plan fees	131,263
Accounting fees and expenses	65,796
Custodian fees and expenses	22,248
Independent trustees' compensation	637
Registration fees	150,015
Audit	60,949
Legal	179
Miscellaneous	613
Total expenses before reductions	1,504,998
Expense reductions	(120,252)	1,384,746
Net investment income (loss)		6,704,813
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(434,478)
Foreign currency transactions	11,780
Total net realized gain (loss)		(422,698)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,522,867
Assets and liabilities in foreign currencies	1,572
Total change in net unrealized appreciation (depreciation)		5,524,439
Net gain (loss)		5,101,741
Net increase (decrease) in net assets resulting from operations		$ 11,806,554

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period May 11, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,704,813
Net realized gain (loss)	(422,698)
Change in net unrealized appreciation (depreciation)	5,524,439
Net increase (decrease) in net assets resulting from operations	11,806,554
Distributions to shareholders from net investment income	(6,036,946)
Share transactions - net increase (decrease)	232,610,907
Redemption fees	58,845
Total increase (decrease) in net assets	238,439,360

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $276,966)	$ 238,439,360

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended April 30,	2012I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.476
Net realized and unrealized gain (loss)	(.317)H
Total from investment operations	.159
Distributions from net investment income	(.423)
Redemption fees added to paid in capitalE	.004
Net asset value, end of period	$ 9.74
Total ReturnB,C,D	1.80%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.38%A
Expenses net of fee waivers, if any	1.25%A
Expenses net of all reductions	1.25%A
Net investment income (loss)	5.15%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,102
Portfolio turnover rateG	36%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended April 30,	2012I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.477
Net realized and unrealized gain (loss)	(.318)H
Total from investment operations	.159
Distributions from net investment income	(.423)
Redemption fees added to paid in capitalE	.004
Net asset value, end of period	$ 9.74
Total ReturnB,C,D	1.80%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.39%A
Expenses net of fee waivers, if any	1.25%A
Expenses net of all reductions	1.25%A
Net investment income (loss)	5.15%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,362
Portfolio turnover rateG	36%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended April 30,	2012I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.407
Net realized and unrealized gain (loss)	(.317)H
Total from investment operations	.090
Distributions from net investment income	(.354)
Redemption fees added to paid in capitalE	.004
Net asset value, end of period	$ 9.74
Total ReturnB,C,D	1.07%
Ratios to Average Net AssetsF,J
Expenses before reductions	2.15%A
Expenses net of fee waivers, if any	2.00%A
Expenses net of all reductions	2.00%A
Net investment income (loss)	4.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,878
Portfolio turnover rateG	36%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global High Income Fund

Period ended April 30,	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.495
Net realized and unrealized gain (loss)	(.312)G
Total from investment operations	.183
Distributions from net investment income	(.447)
Redemption fees added to paid in capitalD	.004
Net asset value, end of period	$ 9.74
Total ReturnB,C	2.06%
Ratios to Average Net AssetsE,I
Expenses before reductions	1.07%A
Expenses net of fee waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income (loss)	5.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 197,480
Portfolio turnover rateF	36%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended April 30,	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.499
Net realized and unrealized gain (loss)	(.317)G
Total from investment operations	.182
Distributions from net investment income	(.446)
Redemption fees added to paid in capitalD	.004
Net asset value, end of period	$ 9.74
Total ReturnB,C	2.05%
Ratios to Average Net AssetsE,I
Expenses before reductions	1.13%A
Expenses net of fee waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income (loss)	5.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,617
Portfolio turnover rateF	36%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2012

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

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3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2012,

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,719,117
Gross unrealized depreciation	(2,780,469)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,938,648

Tax Cost	$ 228,845,286

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (67,261)
Net unrealized appreciation (depreciation)	$ 5,940,220

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term	$ (67,261)

The tax character of distributions paid was as follows:

April 30, 2012
Ordinary Income	$ 6,036,946

Short-Term Trading (Redemption) Fees. Shares purchased by investors on or after May 11, 2011 and held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $258,684,759 and $43,098,861, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 22,029	$ 20,874
Class T	-%	.25%	21,209	20,664
Class C	.75%	.25%	88,025	84,275
			$ 131,263	$ 125,813

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,142
Class T	503
Class C*	85
$ 1,730

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 13,294.15
Class T	13,181.16
Class C	14,418.16
Fidelity Global High Income Fund	108,826.12
Institutional Class	14,549.16
	$ 164,268

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 11,921
Class T	1.25%	11,924
Class C	2.00%	13,236
Fidelity Global High Income Fund	1.00%	70,169
Institutional Class	1.00%	12,732
		$ 119,982

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $265.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended April 30, 2012A
From net investment income
Class A	$ 402,965
Class T	387,723
Class C	336,670
Fidelity Global High Income Fund	4,456,971
Institutional Class	452,617
Total	$ 6,036,946

A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

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Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

Period ended April 30, 2012	SharesA	DollarsA
Class A
Shares sold	1,008,044	$ 10,024,439
Reinvestment of distributions	41,780	398,734
Shares redeemed	(12,478)	(116,852)
Net increase (decrease)	1,037,346	$ 10,306,321
Class T
Shares sold	921,272	$ 9,193,674
Reinvestment of distributions	40,469	386,240
Shares redeemed	(400)	(3,622)
Net increase (decrease)	961,341	$ 9,576,292
Class C
Shares sold	984,643	$ 9,801,675
Reinvestment of distributions	35,061	334,568
Shares redeemed	(5,398)	(51,628)
Net increase (decrease)	1,014,306	$ 10,084,615
Fidelity Global High Income Fund
Shares sold	23,708,542	$ 223,736,089
Reinvestment of distributions	434,668	4,160,533
Shares redeemed	(3,865,210)	(36,979,231)
Net increase (decrease)	20,278,000	$ 190,917,391
Institutional Class
Shares sold	1,200,015	$ 11,782,075
Reinvestment of distributions	44,896	428,550
Shares redeemed	(51,975)	(484,337)
Net increase (decrease)	1,192,936	$ 11,726,288

A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Global High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the period May 11, 2011 (commencement of operations) to April 30, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2012 by correspondence with the custodian, agent banks and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 14, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,809,349 of distributions paid during the period January 1, 2012 to April 30, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GHI-UANN-0612
1.926248.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Global High Income

Fund - Class A, Class T, and Class C

Annual Report

April 30, 2012

(Fidelity Cover Art)

Class A, Class T,
and Class C are
classes of Fidelity®
Global High Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Advisor® Global High Income Fund Class A's, Class T's, and Class C's cumulative total return and show you what would have happened if Class A, Class T, and Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global High Income Fund Class A on May 11, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill LynchSM Global High Yield & Emerging Markets Plus Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global high-yield bonds experienced some dramatic swings during the 12 months ending April 30, 2012, especially during the first half, but finished with a flourish to overcome earlier volatility. August and September brought a sharp downturn due to signs of slowing global economic growth, the political stalemate over raising the U.S. debt ceiling, a widening financial crisis in Europe and the downgrade by Standard & Poor's of the U.S. long-term sovereign credit rating. But a sudden reversal midway through the period helped right the ship, with high-yield markets soaring in October, driven in part by attractive valuations resulting from their earlier sell-off. A temporary setback in November was followed by a steady upward trend through period end. For the year, emerging-markets debt fared best, gaining 13.00%, as measured by the JPMorgan Emerging Markets Bond Index Global (EMBI Global). In the U.S., high-yield bonds returned 5.10%, according to The BofA Merrill LynchSM US High Yield Constrained Index, which in October saw its largest monthly increase in roughly two years. The Asian market did not fare as well, with The BofA Merrill LynchSM Asian Dollar High Yield Corporate Constrained Index advancing only 1.28%. Turning to Europe, high yield declined 7.95%, according to The BofA Merrill Lynch Euro High Yield Constrained Index.

Comments from John Carlson, Lead Portfolio Manager of Fidelity Advisor® Global High Income Fund: From its inception on May 11, 2011, through April 30, 2012, the fund's Class A, Class T and Class C shares gained 1.80%, 1.80% and 1.07%, respectively (excluding sales charges), trailing the 4.99% return of The BofA Merrill Lynch Global High Yield & Emerging Markets Plus Index. The fund's four subportfolios trailed their respective benchmarks, primarily due to weak security selection. The U.S. subportfolio gained 4%, but was notably held back by a large cash position. The European and Asian subportfolios each had a negative return, declining roughly 6% and 2%, respectively. In Europe, performance was held back by the subportfolio's overall defensive positioning. Investments in Asia were hampered by positioning in China, especially weak security selection among real estate issuers. The outperformer was the EM debt sleeve, which gained about 10%, but relative performance was hurt meaningfully by our picks in Brazil and the Philippines. Conversely, an overweighting in Venezuela notably contributed, as that market surged amid high oil prices and the potential for political change following this fall's presidential election there. In terms of the full fund, our cash position within the subportfolios, which averaged roughly 9% overall during the period, had a negative impact.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,048.40	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.27
Class T	1.25%
Actual		$ 1,000.00	$ 1,048.40	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.27
Class C	2.00%
Actual		$ 1,000.00	$ 1,044.50	$ 10.17
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.02
Fidelity Global High Income Fund	1.00%
Actual		$ 1,000.00	$ 1,049.80	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,049.70	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	3.8	2.2
International Lease Finance Corp.	3.0	1.8
CIT Group, Inc.	2.0	2.0
HCA, Inc.	1.7	1.4
Ally Financial Inc.	1.7	1.0
	12.2
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	50.1	50.6
Netherlands	4.5	4.2
Luxembourg	4.2	4.4
Cayman Islands	3.9	2.5
United Kingdom	3.6	3.5
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	8.6	9.4
Diversified Financial Services	8.3	7.8
Electric Utilities	8.0	5.9
Telecommunications	7.9	9.3
Banks & Thrifts	6.2	5.0
Quality Diversification (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
AAA,AA,A 2.1%	AAA,AA,A 1.1%
BBB 8.8%	BBB 8.4%
BB 32.7%	BB 28.4%
B 35.2%	B 37.9%
CCC,CC,C 9.0%	CCC,CC,C 7.1%
D 0.0%†	D 0.0%
Not Rated 4.1%	Not Rated 4.7%
Equities 1.6%	Equities 1.4%
Short-Term Investments and Net Other Assets 6.5%	Short-Term Investments and Net Other Assets 11.0%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Corporate Bonds 72.6%		Corporate Bonds 70.7%
	Government Obligations 10.2%		Government Obligations 9.9%
	Floating Rate Loans 7.6%		Floating Rate Loans 6.1%
	Stocks 1.6%		Stocks 1.4%
	Preferred Securities 1.5%		Preferred Securities 0.9%
	Short-Term Investments and Net Other Assets (Liabilities) 6.5%		Short-Term Investments and Net Other Assets (Liabilities) 11.0%
* Foreign investments	43.8%	** Foreign investments	39.0%

Annual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Corporate Bonds - 72.6%
		Principal Amount (c)	Value
Convertible Bonds - 0.1%
Homebuilders/Real Estate - 0.0%
Kaisa Group Holdings Ltd. 8% 12/20/15	CNY	1,000,000	$ 145,803
Metals/Mining - 0.1%
Hidili Industry International Development Ltd. 1.5% 1/19/15	CNY	1,000,000	155,411
TOTAL CONVERTIBLE BONDS			301,214
Nonconvertible Bonds - 72.5%
Air Transportation - 0.2%
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		400,000	391,335
Automotive - 6.1%
ArvinMeritor, Inc. 8.125% 9/15/15		125,000	132,813
Banque PSA Finance 8.375% 7/15/14	EUR	190,000	271,907
Conti-Gummi Finance BV:
6.5% 1/15/16 (Reg. S)	EUR	200,000	277,336
7.5% 9/15/17 (Reg. S)	EUR	400,000	555,996
Delphi Corp. 6.125% 5/15/21 (e)		800,000	848,000
Faurecia SA 9.375% 12/15/16	EUR	200,000	290,243
Fiat Finance & Trade Ltd. SA:
6.375% 4/1/16	EUR	480,000	618,750
7.625% 9/15/14	EUR	50,000	69,169
Fiat Industrial Finance Europe SA 5.25% 3/11/15	EUR	520,000	698,709
Ford Motor Co.:
6.625% 10/1/28		5,000	5,685
7.45% 7/16/31		250,000	318,438
Ford Motor Credit Co. LLC:
3.875% 1/15/15		6,490,000	6,726,094
4.25% 2/3/17		870,000	907,542
5.75% 2/1/21		290,000	326,250
5.875% 8/2/21		965,000	1,090,535
General Motors Acceptance Corp. 8% 11/1/31		300,000	339,211
General Motors Financial Co., Inc. 6.75% 6/1/18		245,000	263,375
GT 2005 Bonds BV 6% 7/21/14 (g)		300,000	292,500
International Automotive Components Group SA 9.125% 6/1/18 (e)		20,000	18,500
Renault SA 4.375% 5/24/13	EUR	100,000	134,746
Schaeffler Finance BV 8.75% 2/15/19 (Reg. S)	EUR	200,000	280,672
TRW Automotive, Inc. 6.375% 3/15/14 (Reg. S)	EUR	50,000	67,514
			14,533,985
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - 5.1%
Allied Irish Banks PLC 4.5% 10/1/12	EUR	110,000	$ 142,342
Ally Financial, Inc.:
4.5% 2/11/14		230,000	232,300
5.5% 2/15/17		235,000	237,350
7.5% 9/15/20		2,065,000	2,302,475
8% 3/15/20		185,000	211,922
8.3% 2/12/15		500,000	548,750
Banco Espirito Santo SA 3.875% 1/21/15	EUR	200,000	224,819
Bank of Baroda (London) 5% 8/24/16		200,000	204,692
Bank of East Asia Ltd.:
6.375% 5/4/22 (g)		200,000	213,280
8.5% (f)(g)		100,000	104,760
BDO Unibank, Inc. 4.5% 2/16/17		200,000	198,378
Canara Bank 6.365% 11/28/21 (g)		250,000	238,642
Deutsche Postbank Funding Trust IV 5.983% (f)(g)	EUR	50,000	49,404
Fortis Banque SA 4.625% (Reg. S) (f)(g)	EUR	550,000	527,501
GMAC, LLC:
6.75% 12/1/14		1,150,000	1,207,500
8% 11/1/31		1,595,000	1,826,275
HBOS PLC 4.875% 3/20/15	EUR	200,000	253,369
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (g)		700,000	645,750
Kazkommerts International BV 6.875% 2/13/17	EUR	150,000	175,993
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	100,000	102,992
Mizuho Capital Investment USD 2 Ltd. 14.95% (Reg. S) (f)(g)		100,000	123,496
Rabobank Nederland:
4.375% 1/22/14	EUR	100,000	139,187
6.875% 3/19/20 (Reg. S)	EUR	300,000	382,446
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (Reg. S) (f)(g)		100,000	103,967
Rizal Commercial Banking Corp. 5.25% 1/31/17		250,000	252,808
RSHB Capital SA 9% 6/11/14 (e)		100,000	111,380
State Bank of India 6.439% (f)(g)		400,000	358,524
Sumitomo Mitsui Banking Corp. 4.85% 3/1/22 (Reg. S)		200,000	204,428
The Governor & Co. of the Bank of Ireland 4% 1/28/15	EUR	150,000	176,727
Woori Bank 6.208% 5/2/67 (Reg. S) (g)		600,000	600,000
			12,101,457
Broadcasting - 0.2%
AMC Networks, Inc. 7.75% 7/15/21 (e)		5,000	5,575
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Clear Channel Communications, Inc. 5.5% 9/15/14		$ 500,000	$ 432,500
Polish Television Holding BV 11.25% 5/15/17 (d)	EUR	110,000	145,618
			583,693
Building Materials - 1.8%
CEMEX Finance LLC:
9.5% 12/14/16 (e)		245,000	242,550
9.625% 12/14/17 (Reg. S)	EUR	160,000	197,511
CEMEX SA de CV 5.4697% 9/30/15 (e)(g)		345,000	311,363
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	189,500
China Shanshui Cement Group Ltd. 8.5% 5/25/16 (Reg. S)		200,000	195,000
Grohe Holding GmbH 8.625% 10/1/14 (Reg. S)	EUR	100,000	134,061
HD Supply, Inc.:
8.125% 4/15/19 (e)		330,000	353,529
11% 4/15/20 (e)		350,000	375,375
HeidelbergCement Finance AG:
8% 1/31/17	EUR	250,000	363,714
8.5% 10/31/19	EUR	300,000	441,898
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	152,925
Lafarge SA:
7.625% 11/24/16	EUR	500,000	738,682
8.875% 5/27/14	EUR	100,000	144,294
Ply Gem Industries, Inc. 8.25% 2/15/18		20,000	19,650
USG Corp. 7.875% 3/30/20 (e)		105,000	108,150
West China Cement Ltd. 7.5% 1/25/16		400,000	338,000
			4,306,202
Cable TV - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		450,000	470,250
6.625% 1/31/22		240,000	251,400
7.375% 6/1/20		95,000	103,550
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		200,000	216,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		1,000,000	1,130,000
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	132,049
EchoStar Communications Corp. 7% 10/1/13		1,000,000	1,070,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Cable TV - continued
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (Reg. S)	EUR	210,000	$ 287,033
Kabel Deutschland Vertrieb und Service GmbH 6.5% 6/29/18 (Reg. S)	EUR	100,000	138,999
Lighthouse International Co. SA 8% 4/30/14 (Reg. S) (b)	EUR	50,000	8,936
Musketeer GmbH 9.5% 3/15/21 (Reg. S)	EUR	200,000	283,293
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	357,426
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
8.125% 12/1/17 (Reg. S)	EUR	320,000	445,856
9.625% 12/1/19 (Reg S.)	EUR	100,000	141,647
UPC Holding BV:
8% 11/1/16 (Reg. S)	EUR	50,000	68,838
9.75% 4/15/18 (Reg. S)	EUR	389,000	543,281
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		500,000	506,250
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		150,000	157,875
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)		150,000	154,500
Virgin Media Finance PLC 9.5% 8/15/16	EUR	300,000	442,811
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	100,000	142,639
			7,052,633
Capital Goods - 0.8%
Anixter International, Inc. 5.625% 5/1/19		80,000	82,000
Fosun International Ltd. 7.5% 5/12/16 (Reg. S)		200,000	187,000
Franz Haniel & Compagnie GmbH 6.25% 2/8/18	EUR	100,000	139,661
Hutchison Whampoa International 10 Ltd. 6% (Reg. S) (f)(g)		200,000	203,500
ISS Holdings A/S 8.875% 5/15/16 (Reg. S)	EUR	50,000	66,687
Lonking Holdings Ltd. 8.5% 6/3/16 (Reg. S)		200,000	188,000
Noble Group Ltd. 8.5% 5/30/13 (Reg. S)		100,000	105,000
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	200,000	272,703
Wendel SA:
4.375% 8/9/17	EUR	250,000	305,301
4.875% 11/4/14	EUR	150,000	202,541
			1,752,393
Chemicals - 1.4%
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	209,988
China Lumena New Materials Corp. 12% 10/27/14 (Reg. S)		100,000	87,198
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Chemicals - continued
Clariant Finance SA (Luxembourg):
4.375% 4/5/13	EUR	250,000	$ 337,932
5.625% 1/24/17	EUR	100,000	141,125
INEOS Finance PLC:
7.25% 2/15/19 (Reg. S) (g)	EUR	100,000	132,380
7.5% 5/1/20 (e)		115,000	117,726
8.375% 2/15/19 (e)		200,000	214,500
INEOS Group Holdings PLC:
7.875% 2/15/16	EUR	410,000	499,337
8.5% 2/15/16 (e)		370,000	360,750
Kerling PLC 10.625% 1/28/17 (Reg. S)	EUR	250,000	321,849
Kinove German Bondco GmbH:
9.625% 6/15/18 (e)		400,000	416,000
10% 6/15/18 (Reg. S)	EUR	200,000	272,703
LyondellBasell Industries NV 6% 11/15/21 (e)		200,000	216,000
Rhodia SA 7% 5/15/18	EUR	50,000	74,133
			3,401,621
Consumer Products - 0.2%
ISS Financing PLC 11% 6/15/14 (Reg. S)	EUR	200,000	280,119
Prestige Brands, Inc. 8.125% 2/1/20 (e)		25,000	27,250
Reddy Ice Corp. 11.25% 3/15/15		100,000	94,000
Revlon Consumer Products Corp. 9.75% 11/15/15		150,000	162,000
			563,369
Containers - 1.8%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	105,964	124,698
11.125% 6/1/18 pay-in-kind (e)		211,928	210,868
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	300,000	375,297
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)		700,000	756,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	139,661
9.125% 10/15/20 (e)		255,000	270,300
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (e)		200,000	211,000
Crown European Holdings SA 7.125% 8/15/18 (Reg. S)	EUR	100,000	141,978
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	160,000	218,162
Rexam PLC 6.75% 6/29/67 (g)	EUR	125,000	158,583
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (Reg. S) (d)	EUR	200,000	276,674
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)		$ 500,000	$ 513,750
7.125% 4/15/19 (e)		55,000	57,475
7.875% 8/15/19 (e)		250,000	269,375
8.25% 2/15/21 (e)		250,000	238,125
9.875% 8/15/19 (e)		325,000	329,063
			4,291,009
Diversified Financial Services - 7.5%
Aircastle Ltd.:
7.625% 4/15/20 (e)		95,000	96,425
9.75% 8/1/18 (e)		100,000	110,500
Ally Credit Canada Ltd. 6% 5/23/12	EUR	50,000	66,223
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		300,000	279,000
BNP Paribas Capital Trust VI 5.868% (f)(g)	EUR	119,000	151,231
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	309,610	260,603
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	100,000	138,337
CIT Group, Inc.:
4.75% 2/15/15 (e)		1,095,000	1,116,900
5.25% 3/15/18		365,000	375,950
5.5% 2/15/19 (e)		1,040,000	1,068,600
6.625% 4/1/18 (e)		85,000	92,438
7% 5/2/16 (e)		450,000	451,125
7% 5/2/17 (e)		1,470,000	1,473,675
7% 5/2/17 (Reg. S)		125,000	125,313
Deutsche Boerse AG 7.5% 6/13/38 (g)	EUR	100,000	134,697
Eileme 2 AB:
11.625% 1/31/20 (e)		220,000	227,700
11.75% 1/31/20 (Reg. S)	EUR	200,000	267,408
Eksportfinans A/S 4.75% 6/11/13	EUR	100,000	133,373
Ford Credit Europe PLC:
4.75% 1/19/15	EUR	200,000	275,350
7.125% 1/15/13	EUR	200,000	274,027
7.25% 7/15/13	EUR	150,000	208,995
9.375% 1/17/14	EUR	100,000	146,611
GMAC International Finance BV 7.5% 4/21/15	EUR	150,000	207,009
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		725,000	774,844
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
4.875% 4/1/15		$ 180,000	$ 180,000
5.625% 9/20/13		766,000	774,526
5.75% 5/15/16		120,000	122,280
5.875% 5/1/13		1,580,000	1,615,550
5.875% 4/1/19		530,000	524,700
6.25% 5/15/19		640,000	646,315
8.25% 12/15/20		940,000	1,048,100
8.625% 9/15/15		975,000	1,077,375
8.625% 1/15/22		985,000	1,120,438
International Personal Finance PLC 11.5% 8/6/15	EUR	160,000	224,516
Numericable Finance & Co. 12.375% 2/15/19 (Reg. S)	EUR	100,000	129,071
Qtel International Finance Ltd. 5% 10/19/25 (e)		200,000	204,002
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (e)		250,000	263,750
Road King Infrastructure Finance Ltd. 7.625% 5/14/14		100,000	92,500
SLM Corp.:
7.25% 1/25/22		145,000	146,450
8% 3/25/20		440,000	465,300
8.45% 6/15/18		50,000	54,750
TMD Friction Finance SA 10.75% 5/15/17	EUR	125,000	191,951
UPCB Finance Ltd. 7.625% 1/15/20 (Reg. S)	EUR	250,000	346,670
Verisure Holding AB:
8.75% 9/1/18 (Reg. S)	EUR	100,000	131,083
8.75% 12/1/18 (Reg. S)	EUR	100,000	115,833
			17,931,494
Diversified Media - 0.7%
Block Communications, Inc. 7.25% 2/1/20 (e)		660,000	671,550
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20 (e)		65,000	63,213
7.625% 3/15/20 (e)		465,000	460,350
Lamar Media Corp. 5.875% 2/1/22 (e)		55,000	56,375
National CineMedia LLC:
6% 4/15/22 (e)		300,000	305,250
7.875% 7/15/21		35,000	37,713
WM Finance Corp. 9.5% 6/15/16 (e)		15,000	16,313
			1,610,764
Electric Utilities - 7.1%
Atlantic Power Corp. 9% 11/15/18 (e)		60,000	61,200
Bhira Investments Ltd. 8.5% 4/27/71 (g)		200,000	202,405
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		$ 500,000	$ 540,000
Calpine Corp. 7.875% 1/15/23 (e)		900,000	967,500
China Resources Power East Foundation Co. Ltd. 7.25% (f)(g)		500,000	482,118
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (e)		310,000	336,350
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (e)		37,000	41,075
Energy Future Holdings Corp. 10% 1/15/20		2,290,000	2,484,650
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		390,000	429,975
11.75% 3/1/22 (e)		2,335,000	2,422,563
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (e)		180,000	189,450
9.375% 5/1/20 (e)		1,255,000	1,336,575
GenOn Energy, Inc.:
9.5% 10/15/18		55,000	52,250
9.875% 10/15/20		385,000	361,900
InterGen NV:
8.5% 6/30/17 (Reg. S)	EUR	150,000	205,520
9% 6/30/17 (e)		700,000	718,375
International Power Finance 2010 PLC 7.25% 5/11/17 (Reg. S)	EUR	100,000	157,196
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		400,000	416,276
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		200,000	229,500
8% 8/7/19 (e)		275,000	328,625
8% 8/7/19 (Reg. S)		100,000	119,500
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	161,875
National Power Corp. 6.875% 11/2/16 (e)		100,000	115,000
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16		200,000	219,000
NSG Holdings II, LLC 7.75% 12/15/25 (e)		375,000	376,875
NV Energy, Inc. 6.25% 11/15/20		1,000,000	1,095,764
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		200,000	206,500
Puget Energy, Inc. 6% 9/1/21		1,045,000	1,117,241
RRI Energy, Inc. 7.625% 6/15/14		310,000	316,200
Star Energy Geothermal Wayang Windu Ltd. 11.5% 2/12/15 (Reg. S)		400,000	439,520
The AES Corp.:
7.375% 7/1/21 (e)		35,000	38,938
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
The AES Corp.: - continued
8% 10/15/17		$ 300,000	$ 342,000
Tokyo Electric Power Co. 4.5% 3/24/14	EUR	150,000	190,627
TXU Corp.:
5.55% 11/15/14		75,000	53,625
6.5% 11/15/24		165,000	87,450
6.55% 11/15/34		110,000	55,138
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	100,000	120,466
			17,019,222
Energy - 8.5%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	86,488
7% 5/20/22		180,000	184,500
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 8.75% 6/15/18		500,000	537,500
ATP Oil & Gas Corp. 11.875% 5/1/15		480,000	367,200
Atwood Oceanics, Inc. 6.5% 2/1/20		30,000	31,575
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (e)		25,000	25,500
Basic Energy Services, Inc. 7.75% 2/15/19		190,000	191,900
Bill Barrett Corp. 7.625% 10/1/19		200,000	200,000
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19		20,000	20,850
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		130,000	138,775
Chesapeake Energy Corp. 6.775% 3/15/19		310,000	300,700
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	475,000
6.125% 7/15/22		170,000	162,775
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	61,100
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	387,075
Continental Resources, Inc.:
5% 9/15/22 (e)		305,000	308,813
8.25% 10/1/19		300,000	333,000
Edgen Murray Corp. 12.25% 1/15/15		150,000	159,750
EDP Finance BV:
3.25% 3/16/15	EUR	50,000	58,722
3.75% 6/22/15	EUR	25,000	29,537
4.625% 6/13/16	EUR	100,000	116,493
4.75% 9/26/16	EUR	100,000	116,479
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Energy Transfer Equity LP 7.5% 10/15/20		$ 30,000	$ 33,225
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		500,000	485,000
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	667,950
Forbes Energy Services Ltd. 9% 6/15/19		65,000	63,050
Gulfmark Offshore, Inc. 6.375% 3/15/22 (e)		40,000	40,800
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	219,000
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21		340,000	343,400
7% 10/1/18		291,000	296,820
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		275,000	304,920
7% 5/5/20 (e)		100,000	114,500
9.125% 7/2/18 (e)		100,000	124,380
11.75% 1/23/15 (e)		225,000	272,543
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (e)		285,000	301,388
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)		435,000	428,475
6.5% 5/15/19 (e)		335,000	332,488
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22		105,000	110,775
MIE Holdings Corp. 9.75% 5/12/16		400,000	398,480
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	60,000	73,868
MRC Global, Inc. 9.5% 12/15/16		150,000	165,375
Offshore Group Investment Ltd. 11.5% 8/1/15		293,000	320,835
Oil States International, Inc. 6.5% 6/1/19		30,000	31,725
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		150,000	164,325
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)		765,000	797,513
Pemex Project Funding Master Trust 8.625% 2/1/22		450,000	580,500
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	565,625
Petroleos de Venezuela SA:
4.9% 10/28/14		650,000	596,375
5.5% 4/12/37		750,000	455,625
8.5% 11/2/17 (e)		895,000	807,738
12.75% 2/17/22 (e)		1,450,000	1,486,250
Petroleos Mexicanos:
5.5% 1/21/21		450,000	499,500
6.625% (e)(f)		200,000	208,500
8% 5/3/19		250,000	317,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		$ 150,000	$ 185,475
Petroleum Geo-Services ASA 7.375% 12/15/18 (e)		500,000	507,500
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		100,000	141,990
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	192,400
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		175,000	215,250
7.39% 12/2/24 (e)		100,000	126,500
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,400
PT Pertamina Persero:
5.25% 5/23/21 (e)		525,000	540,750
5.25% 5/23/21 (Reg. S)		400,000	412,000
Range Resources Corp. 5.75% 6/1/21		250,000	261,250
Santos Finance Ltd. 8.25% 9/22/70 (g)	EUR	350,000	450,588
SESI LLC 7.125% 12/15/21 (e)		1,000,000	1,082,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (e)		80,000	81,000
Unit Corp. 6.625% 5/15/21		100,000	101,000
WPX Energy, Inc.:
5.25% 1/15/17 (e)		55,000	54,588
6% 1/15/22 (e)		85,000	83,513
			20,348,884
Entertainment/Film - 0.0%
Cinemark USA, Inc. 7.375% 6/15/21		15,000	16,200
Environmental - 0.2%
Covanta Holding Corp. 6.375% 10/1/22		145,000	149,350
Zinc Capital SA 8.875% 5/15/18 (Reg. S)	EUR	200,000	230,341
			379,691
Food & Drug Retail - 1.2%
Rite Aid Corp.:
7.5% 3/1/17		1,000,000	1,017,500
8% 8/15/20		750,000	864,375
10.375% 7/15/16		870,000	922,200
			2,804,075
Food/Beverage/Tobacco - 0.3%
Agrokor DD 9.875% 5/1/19 (Reg. S)	EUR	100,000	133,704
Pernod Ricard SA 4.875% 3/18/16	EUR	200,000	286,269
Post Holdings, Inc. 7.375% 2/15/22 (e)		135,000	140,738
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
R&R Ice Cream PLC 8.375% 11/15/17 (Reg. S)	EUR	100,000	$ 133,042
Tereos Europe 6.375% 4/15/14 (Reg. S)	EUR	100,000	138,337
			832,090
Gaming - 1.7%
American Casino & Entertainment Properties LLC 11% 6/15/14		142,000	149,988
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (e)		900,000	927,000
Chester Downs & Marina LLC 9.25% 2/1/20 (e)		45,000	47,588
CityCenter Holdings LLC/CityCenter Finance Corp. 11.5% 1/15/17 pay-in-kind (g)		167,441	179,825
Harrah's Operating Co., Inc. 11.25% 6/1/17		160,000	176,400
MCE Finance Ltd. 10.25% 5/15/18		300,000	339,000
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	312,000
8.625% 2/1/19 (e)		565,000	614,438
13% 11/15/13		500,000	580,650
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		55,275	55,413
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	53,000
Station Casinos LLC 3.65% 6/18/18 (d)(e)		715,000	529,100
			3,964,402
Healthcare - 5.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19 (e)		195,000	204,750
Community Health Systems, Inc. 8% 11/15/19 (e)		210,000	222,600
DaVita, Inc. 6.625% 11/1/20		300,000	314,250
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	46,125
Eurofins Scientific SA 8.081% (f)(g)	EUR	300,000	397,179
FMC Finance VII SA 5.25% 2/15/21	EUR	290,000	394,459
FMC Finance VIII SA 5.25% 7/31/19 (Reg S.)	EUR	300,000	418,983
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (e)		445,000	453,366
5.875% 1/31/22 (e)		625,000	635,938
6.5% 9/15/18 (e)		20,000	21,424
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	152,899
Gerresheimer AG 5% 5/19/18	EUR	54,000	75,463
HCA Holdings, Inc. 7.75% 5/15/21		950,000	990,375
HCA, Inc.:
5.875% 3/15/22		620,000	630,075
6.5% 2/15/20		895,000	959,888
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
7.25% 9/15/20		$ 1,000,000	$ 1,102,500
7.5% 2/15/22		180,000	193,500
8.5% 4/15/19		1,000,000	1,122,500
HealthSouth Corp. 7.75% 9/15/22		300,000	324,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		475,000	466,688
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)		25,000	27,375
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	13,163
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	100,000	109,544
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (e)		360,000	358,668
6.75% 10/15/22		250,000	263,125
7.5% 2/15/20		300,000	321,000
Ontex IV SA 9% 4/15/19 (Reg. S)	EUR	200,000	202,541
Rural/Metro Corp. 10.125% 7/15/19 (e)		110,000	101,200
Teleflex, Inc. 6.875% 6/1/19		40,000	42,700
Tenet Healthcare Corp.:
6.25% 11/1/18 (e)		85,000	88,400
9.25% 2/1/15		300,000	332,250
Valeant Pharmaceuticals International 6.75% 8/15/21 (e)		150,000	145,875
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19 (e)		360,000	362,700
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (g)		1,000,000	1,037,500
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		30,000	28,200
			12,561,203
Homebuilders/Real Estate - 3.2%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		100,000	95,750
9.875% 3/20/17 (Reg. S)		200,000	199,232
10% 11/14/16 (Reg. S)		400,000	410,000
Central China Real Estate Ltd. 12.25% 10/20/15 (Reg. S)		100,000	101,000
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	175,056
Country Garden Holdings Co. Ltd.:
10.5% 8/11/15		200,000	205,740
11.25% 4/22/17 (Reg. S)		300,000	302,250
11.75% 9/10/14		400,000	427,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		$ 700,000	$ 703,500
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		400,000	367,000
Hopson Development Holdings Ltd. 8.125% 11/9/12 (Reg. S)		100,000	95,500
Kaisa Group Holdings Ltd. 13.5% 4/28/15		300,000	289,500
KB Home 8% 3/15/20		45,000	43,763
KWG Property Holding Ltd.:
12.5% 8/18/17 (Reg. S)		400,000	379,014
12.75% 3/30/16 (Reg. S)		200,000	195,839
Longfor Properties Co. Ltd. 9.5% 4/7/16 (Reg. S)		400,000	413,000
Neo-China Group (Holdings) Ltd. 9.75% 7/23/14 unit (Reg. S)		200,000	204,511
Obrascon Huarte Lain SA 7.625% 3/15/20 (Reg. S)	EUR	100,000	128,567
Odebrecht Finance Ltd. 7.5% (e)(f)		300,000	309,750
Realogy Corp.:
7.625% 1/15/20 (e)		310,000	320,850
7.875% 2/15/19 (e)		210,000	205,800
9% 1/15/20 (e)		125,000	126,250
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	124,271
13% 3/10/16 (Reg. S)		100,000	60,000
Shimao Property Holdings Ltd.:
8% 12/1/16 (Reg. S)		500,000	437,500
9.65% 8/3/17		300,000	262,470
Sigma Capital Pte. Ltd. 9% 4/30/15		200,000	210,683
Standard Pacific Corp. 8.375% 1/15/21		255,000	269,025
Wharf Finance Ltd. 4.625% 2/8/17		200,000	207,963
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		400,000	369,000
			7,639,784
Hotels - 0.0%
Host Hotels & Resorts LP:
5.875% 6/15/19		10,000	10,675
6% 10/1/21 (e)		60,000	64,050
			74,725
Insurance - 0.4%
Achmea BV 5.125% (f)(g)	EUR	80,000	79,269
ING Verzekeringen NV 2.692% 6/21/21 (g)	EUR	150,000	185,663
MAPFRE SA 5.921% 7/24/37 (g)	EUR	50,000	44,116
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Insurance - continued
Mitsui Marine & Fire Insurance Co. Ltd. 7% 3/15/72 (Reg. S) (g)		$ 200,000	$ 205,574
USI Holdings Corp. 9.75% 5/15/15 (e)		480,000	485,400
			1,000,022
Leisure - 0.5%
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		500,000	536,875
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (e)		75,000	77,063
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (g)	EUR	200,000	236,960
Royal Caribbean Cruises Ltd. 5.625% 1/27/14	EUR	250,000	335,914
			1,186,812
Metals/Mining - 3.2%
Alpha Natural Resources, Inc.:
6% 6/1/19		60,000	56,100
6.25% 6/1/21		35,000	32,463
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)		235,000	204,450
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		400,000	447,000
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		200,000	199,500
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		300,000	330,000
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		400,000	430,000
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (Reg. S)		400,000	415,000
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)		100,000	122,979
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)		200,000	203,500
6% 4/1/17 (Reg. S)		100,000	101,002
6.375% 2/1/16 (e)		600,000	609,000
6.875% 2/1/18 (e)		60,000	61,650
6.875% 4/1/22 (e)		200,000	202,740
8.25% 11/1/19 (e)		1,165,000	1,264,025
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	84,500
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		200,000	205,000
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		200,000	199,964
New Gold, Inc. 7% 4/15/20 (e)		40,000	41,100
New World Resources NV:
7.375% 5/15/15 (Reg. S)	EUR	50,000	66,190
7.875% 5/1/18 (Reg. S)	EUR	100,000	132,380
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Novelis, Inc. 8.75% 12/15/20		$ 100,000	$ 111,000
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		500,000	544,400
Vedanta Resources PLC:
6.75% 6/7/16 (e)		200,000	190,000
6.75% 6/7/16 (Reg. S)		200,000	190,500
8.25% 6/7/21 (e)		200,000	189,000
8.75% 1/15/14 (Reg. S)		600,000	621,000
9.5% 7/18/18 (Reg. S)		100,000	102,750
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	185,500
			7,542,693
Paper - 1.1%
AbitibiBowater, Inc. 10.25% 10/15/18		1,598,000	1,853,680
Norske Skogindustrier ASA 7% 6/26/17	EUR	100,000	82,076
Sino-Forest Corp. 10.25% 7/28/14 (Reg. S) (b)		100,000	26,750
Smurfit Kappa Acquisitions:
7.25% 11/15/17 (Reg. S)	EUR	210,000	294,678
7.75% 11/15/19 (Reg. S)	EUR	120,000	169,976
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.2969% 8/1/14 (g)		184,000	172,040
11.75% 1/15/19 (e)		75,000	80,344
Xerium Technologies, Inc. 8.875% 6/15/18		30,000	25,050
			2,704,594
Publishing/Printing - 0.2%
Cengage Learning Acquisitions, Inc. 11.5% 4/15/20 (e)		240,000	252,600
Seat Pagine Gialle SpA 10.5% 1/31/17 (Reg. S) (b)	EUR	100,000	89,026
Sheridan Group, Inc. 12.5% 4/15/14		97,262	81,700
			423,326
Railroad - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		150,000	162,750
Refer-Rede Ferroviaria Nacional SA 4.25% 12/13/21	EUR	200,000	123,113
			285,863
Restaurants - 0.3%
Landry's Acquisition Co. 9.375% 5/1/20 (e)		105,000	106,575
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20 (e)		500,000	550,000
			656,575
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Services - 0.5%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(g)		$ 300,000	$ 306,750
Audatex North America, Inc.:
6.75% 6/15/18 (e)		35,000	36,663
6.75% 6/15/18 (e)		180,000	189,000
Emdeon, Inc. 11% 12/31/19 (e)		60,000	67,650
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		100,000	90,953
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(g)		383,687	400,953
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (e)(g)		90,000	96,525
			1,188,494
Shipping - 0.5%
CEVA Group PLC 8.375% 12/1/17 (e)		800,000	796,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	23,000
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	8,800
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (e)		110,000	112,200
Swift Services Holdings, Inc. 10% 11/15/18		155,000	168,950
Western Express, Inc. 12.5% 4/15/15 (e)		315,000	168,525
			1,277,475
Specialty Retailing - 0.0%
Dollar General Corp. 11.875% 7/15/17 pay-in-kind (g)		30,000	32,400
Steel - 0.6%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		600,000	547,500
Citic Pacific Ltd. 6.875% 1/21/18 (Reg. S)		200,000	199,718
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)		350,000	361,375
JMC Steel Group, Inc. 8.25% 3/15/18 (e)		345,000	357,075
			1,465,668
Super Retail - 0.3%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)		20,000	21,000
Claire's Stores, Inc. 9% 3/15/19 (e)		340,000	350,200
Limited Brands, Inc. 5.625% 2/15/22		250,000	251,875
Office Depot, Inc. 9.75% 3/15/19 (e)		30,000	30,600
Sally Holdings LLC 6.875% 11/15/19 (e)		35,000	37,363
			691,038
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Technology - 1.7%
Avaya, Inc. 7% 4/1/19 (e)		$ 935,000	$ 930,325
China Automation Group Ltd. 7.75% 4/20/16		200,000	148,880
First Data Corp. 7.375% 6/15/19 (e)		205,000	210,638
Freescale Semiconductor, Inc. 9.25% 4/15/18 (e)		200,000	218,500
Lawson Software, Inc. 9.375% 4/1/19 (e)		85,000	89,038
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	732,500
NXP BV/NXP Funding LLC 3.507% 10/15/13 (g)	EUR	205,176	268,895
Rexel SA 7% 12/17/18	EUR	200,000	277,336
SK Hynix, Inc. 7.875% 6/27/17 (Reg. S)		300,000	312,000
STATS ChipPAC Ltd.:
5.375% 3/31/16 (Reg. S)		300,000	306,750
7.5% 8/12/15 (Reg. S)		200,000	214,500
Viasystems, Inc. 7.875% 5/1/19 (e)		295,000	298,688
			4,008,050
Telecommunications - 6.7%
Broadview Networks Holdings, Inc. 11.375% 9/1/12		375,000	332,813
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)		735,000	678,038
Clearwire Escrow Corp. 12% 12/1/15 (e)		20,000	18,450
Digicel Group Ltd.:
7% 2/15/20 (e)		200,000	201,500
8.25% 9/1/17 (e)		300,000	312,000
8.875% 1/15/15 (e)		250,000	251,875
9.125% 1/15/15 pay-in-kind (e)(g)		200,000	202,000
10.5% 4/15/18 (e)		400,000	438,480
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	100,000	121,128
Eileme 1 AB 14.25% 8/15/20 (e)		220,000	206,250
Frontier Communications Corp. 8.5% 4/15/20		750,000	780,000
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	766,838
Indosat Palapa Co. BV 7.375% 7/29/20		500,000	550,000
Intelsat Jackson Holdings SA:
7.25% 10/15/20 (e)		495,000	516,038
7.5% 4/1/21		2,470,000	2,593,500
Level 3 Financing, Inc. 10% 2/1/18		200,000	218,500
Matterhorn Mobile SA 6.342% 5/15/19 (Reg. S) (g)	EUR	100,000	134,697
Nextel Communications, Inc.:
5.95% 3/15/14		150,000	149,813
6.875% 10/31/13		1,915,000	1,915,000
NII Capital Corp. 7.625% 4/1/21		190,000	176,700
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	188,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Portugal Telecom International Finance BV:
4.5% 6/16/25	EUR	50,000	$ 48,650
5% 11/4/19	EUR	50,000	55,203
Sprint Capital Corp. 6.9% 5/1/19		815,000	713,125
Sprint Nextel Corp. 9% 11/15/18 (e)		505,000	556,106
Sunrise Communications International SA:
7% 12/31/17 (Reg. S)	EUR	100,000	140,323
8.5% 12/31/18 (Reg. S)	EUR	100,000	139,661
Telenet Finance Luxembourg S.C.A. 6.375% 11/15/20 (Reg. S)	EUR	300,000	393,169
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)		400,000	380,000
7.25% 2/15/18 (e)		320,000	302,400
7.375% 2/15/18	EUR	350,000	421,630
7.375% 2/15/18 (Reg. S)	EUR	250,000	296,200
11.75% 7/15/17 (e)		420,000	412,650
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (Reg. S) (g)	EUR	209,794	233,181
Windstream Corp. 7.5% 6/1/22		500,000	523,750
Ziggo Finance BV 6.125% 11/15/17	EUR	360,000	505,162
			15,873,330
Textiles & Apparel - 0.1%
Texhong Textile Group Ltd. 7.625% 1/19/16 (Reg. S)		200,000	169,000
TOTAL NONCONVERTIBLE BONDS			172,665,571
TOTAL CORPORATE BONDS (Cost $168,423,127)			172,966,785
Government Obligations - 10.2%

Argentina - 0.0%
Argentine Republic discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		60,021	42,915
Belarus - 0.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		200,000	187,500
8.95% 1/26/18		100,000	92,750
TOTAL BELARUS			280,250
Government Obligations - continued
		Principal Amount (c)	Value
Belize - 0.1%
Belize Government 8.5% 2/20/29 (e)		$ 400,000	$ 200,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)		150,000	170,250
Brazil - 0.9%
Brazilian Federative Republic:
5.625% 1/7/41		350,000	415,625
7.125% 1/20/37		225,000	317,250
10.125% 5/15/27		300,000	505,500
12.25% 3/6/30		300,000	585,000
12.75% 1/15/20		200,000	337,000
TOTAL BRAZIL			2,160,375
Cayman Islands - 0.0%
Cayman Island Government 5.95% 11/24/19 (e)		100,000	108,750
Colombia - 0.6%
Colombian Republic:
8.125% 5/21/24		145,000	207,350
10.375% 1/28/33		250,000	437,500
11.75% 2/25/20		445,000	709,775
TOTAL COLOMBIA			1,354,625
Congo - 0.1%
Congo Republic 3% 6/30/29 (d)		190,000	143,450
Croatia - 0.2%
Croatia Republic:
6.25% 4/27/17 (e)		230,000	232,875
6.375% 3/24/21 (e)		200,000	196,500
6.625% 7/14/20 (e)		100,000	100,000
TOTAL CROATIA			529,375
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		250,000	253,750
Germany - 0.7%
German Federal Republic 1.5% 3/15/13	EUR	1,250,000	1,675,501
Ghana - 0.0%
Ghana Republic 8.5% 10/4/17 (e)		100,000	113,500
Government Obligations - continued
		Principal Amount (c)	Value
Hungary - 0.2%
Hungarian Republic:
4.75% 2/3/15		$ 470,000	$ 451,322
7.625% 3/29/41		110,000	103,675
TOTAL HUNGARY			554,997
Iceland - 0.1%
Republic of Iceland 4.875% 6/16/16 (e)		125,000	125,469
Indonesia - 0.4%
Indonesian Republic:
7.75% 1/17/38 (e)		325,000	439,563
8.5% 10/12/35 (e)		100,000	145,250
11.625% 3/4/19 (e)		325,000	478,563
TOTAL INDONESIA			1,063,376
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	208,125
Ivory Coast - 0.1%
Ivory Coast 3.75% 12/31/32 (b)(d)		200,000	139,000
Latvia - 0.1%
Latvian Republic 5.25% 2/22/17 (e)		200,000	205,500
Lebanon - 0.2%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		325,000	409,500
Lithuania - 0.1%
Lithuanian Republic:
6.125% 3/9/21 (e)		150,000	162,000
7.375% 2/11/20 (e)		125,000	146,719
TOTAL LITHUANIA			308,719
Mexico - 0.8%
United Mexican States:
5.125% 1/15/20		200,000	234,000
5.75% 10/12/21		300,000	327,000
6.05% 1/11/40		350,000	435,750
6.75% 9/27/34		350,000	467,250
7.5% 4/8/33		220,000	314,600
11.375% 9/15/16		100,000	141,250
TOTAL MEXICO			1,919,850
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (e)		200,000	208,660
Government Obligations - continued
		Principal Amount (c)	Value
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (e)		$ 225,000	$ 244,688
Panama - 0.2%
Panamanian Republic:
7.125% 1/29/26		200,000	271,000
9.375% 4/1/29		150,000	245,250
TOTAL PANAMA			516,250
Peru - 0.2%
Peruvian Republic:
7.35% 7/21/25		100,000	138,000
8.75% 11/21/33		270,000	429,975
TOTAL PERU			567,975
Philippines - 0.7%
Philippine Republic:
6.5% 1/20/20		365,000	445,300
7.75% 1/14/31		400,000	557,000
10.625% 3/16/25		360,000	585,000
TOTAL PHILIPPINES			1,587,300
Poland - 0.0%
Polish Government 6.375% 7/15/19		70,000	82,425
Qatar - 0.2%
State of Qatar 5.75% 1/20/42 (e)		450,000	501,750
Romania - 0.1%
Romanian Republic 6.75% 2/7/22 (e)		246,000	258,608
Russia - 1.5%
Russian Federation:
3.25% 4/4/17 (e)		400,000	405,520
5% 4/29/20 (e)		300,000	324,390
5.625% 4/4/42 (e)		400,000	423,000
7.5% 3/31/30 (Reg. S)		523,250	627,900
11% 7/24/18 (Reg. S)		750,000	1,060,350
12.75% 6/24/28 (Reg. S)		400,000	724,520
TOTAL RUSSIA			3,565,680
Serbia - 0.2%
Republic of Serbia 6.75% 11/1/24 (e)		437,667	431,102
South Africa - 0.0%
South African Republic 4.665% 1/17/24		100,000	104,750
Government Obligations - continued
		Principal Amount (c)	Value
Sri Lanka - 0.0%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		$ 100,000	$ 101,750
Turkey - 1.1%
Turkish Republic:
6.75% 5/30/40		300,000	335,250
7% 3/11/19		175,000	203,228
7% 6/5/20		350,000	412,125
7.375% 2/5/25		175,000	210,875
7.5% 7/14/17		325,000	380,250
8% 2/14/34		300,000	382,500
11.875% 1/15/30		350,000	603,330
TOTAL TURKEY			2,527,558
Ukraine - 0.1%
Ukraine Government 7.75% 9/23/20 (e)		150,000	135,375
Uruguay - 0.1%
Uruguay Republic 7.625% 3/21/36		150,000	210,750
Venezuela - 0.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		1,500	43,500
7.75% 10/13/19 (Reg. S)		110,000	95,150
11.75% 10/21/26 (Reg. S)		375,000	376,875
11.95% 8/5/31 (Reg. S)		500,000	502,500
12.75% 8/23/22		450,000	486,000
TOTAL VENEZUELA			1,504,025
TOTAL GOVERNMENT OBLIGATIONS (Cost $23,543,275)			24,515,923
Common Stocks - 0.1%
	Shares
Metals/Mining - 0.1%
Rentech Nitrogen Partners LP (Cost $82,000)	4,100	120,827
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.8%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	195,200
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	3,000	$ 292,410
Electric Utilities - 0.5%
PPL Corp. 9.50%	20,000	1,067,800
Homebuilders/Real Estate - 0.1%
Health Care REIT, Inc. Series I, 6.50%	4,000	213,500
TOTAL CONVERTIBLE PREFERRED STOCKS		1,768,910
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.2%
Ally Financial, Inc. 7.00% (e)	450	379,125
U.S. Bancorp Series F, 6.50%	4,054	109,701
		488,826
Diversified Financial Services - 0.5%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,197,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,686,326
TOTAL PREFERRED STOCKS (Cost $3,563,038)		3,455,236
Floating Rate Loans - 7.6%
	Principal Amount (c)
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.7398% 3/23/14 (g)	$ 685,211	655,233
Broadcasting - 0.3%
CKX, Inc. Tranche 1LN, term loan 9% 6/21/17	335,000	276,375
Univision Communications, Inc. term loan 4.4888% 3/31/17 (g)	410,000	381,300
		657,675
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (g)	180,000	181,350
Cable TV - 0.0%
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (g)	40,000	40,000
Floating Rate Loans - continued
	Principal Amount (c)	Value
Capital Goods - 0.0%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (g)	$ 109,175	$ 108,766
Chemicals - 0.4%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (g)	119,364	121,303
INEOS U.S. Finance LLC:
term loan 6.5% 5/4/18 (g)	235,000	235,588
Tranche C 2LN, term loan 8.001% 12/16/14 (g)	515,334	534,015
		890,906
Diversified Financial Services - 0.1%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (g)	35,000	35,221
Nuveen Investments, Inc. Tranche B, term loan 7.25% 5/13/17 (g)	130,000	130,650
		165,871
Electric Utilities - 0.2%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7413% 10/10/17 (g)	1,000,000	555,000
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (g)	14,850	14,869
		569,869
Energy - 0.1%
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (g)	190,000	192,375
Everest Acquisition LLC Tranche B, term loan 6.5% 4/2/18 (g)	85,000	86,063
		278,438
Food & Drug Retail - 0.3%
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (g)	55,000	55,550
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (g)	746,231	738,769
		794,319
Healthcare - 0.2%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (g)	74,813	75,561
Sheridan Healthcare, Inc. Tranche 2LN, term loan 5.9888% 6/15/15 (g)	500,000	486,250
		561,811
Floating Rate Loans - continued
	Principal Amount (c)	Value
Homebuilders/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 4.4913% 10/10/16 (g)	$ 35,860	$ 33,305
term loan 4.77% 10/10/16 (g)	957,130	888,934
		922,239
Insurance - 0.6%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (g)	311,250	311,655
Tranche 2nd LN, term loan 9% 5/24/19 (g)	775,000	786,625
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (g)	310,000	320,850
		1,419,130
Leisure - 0.4%
Formula One Holdings Tranche B, term loan 5.75% 4/12/17 (g)	1,000,000	1,008,750
Restaurants - 0.2%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (g)	300,000	300,000
NPC International, Inc. Tranche B, term loan 5.25% 12/28/18 (g)	85,000	85,425
		385,425
Specialty Retailing - 0.0%
Michaels Stores, Inc. Tranche B1, term loan 2.75% 10/31/13 (g)	100,000	100,125
Super Retail - 0.6%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (g)	962,578	969,797
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (g)	498,737	483,775
		1,453,572
Technology - 2.2%
Avaya, Inc. term loan 3.2406% 10/27/14 (g)	198,431	194,710
Ceridian Corp. term loan 3.2388% 11/8/14 (g)	143,344	136,894
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (g)	1,000,000	1,016,300
First Data Corp. term loan 4.2398% 3/24/18 (g)	1,935,000	1,770,525
Kronos, Inc. Tranche B 2LN, term loan 10.4697% 6/11/18 (g)	1,000,000	1,020,000
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (g)	325,000	329,485
Floating Rate Loans - continued
	Principal Amount (c)	Value
Technology - continued
NXP BV:
Tranche A 2LN, term loan 5.5% 3/4/17 (g)	$ 114,425	$ 115,283
Tranche A6, term loan 5.25% 3/19/19 (g)	550,000	550,000
		5,133,197
Telecommunications - 1.2%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (g)	149,625	149,625
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (g)	933,913	770,478
Genesys SA Tranche B, term loan 6.75% 1/31/19 (g)	45,000	45,394
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (g)	485,000	483,788
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	309,375	307,388
term loan 6.875% 8/11/15	1,117,538	1,119,575
		2,876,248
TOTAL FLOATING RATE LOANS (Cost $18,082,708)		18,202,924
Preferred Securities - 1.5%

Banks & Thrifts - 0.9%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (f)(g)	400,000	391,305
AMBB Capital (L) Ltd. 6.77% (f)(g)	100,000	99,249
Bank of America Corp. 8% (f)(g)	520,000	535,600
Banque Federative du Credit Mutuel SA 4.471% (f)(g)	50,000	49,518
Barclays Bank PLC 4.75% (f)(g)	30,000	24,053
BNP Paribas SA 5.019% (f)(g)	50,000	49,465
Caisse Nationale des Caisses d' Epargne et de Prevoyance 4.75% (f)(g)	150,000	115,474
Intesa Sanpaolo SpA 8.047% (f)(g)	350,000	421,089
KBC Bank NV 8% (f)	100,000	105,702
Lloyds TSB Bank PLC 6.35% (f)(g)	80,000	80,512
Natixis SA 6.307% (f)(g)	150,000	139,733
OTP Bank PLC 5.875% (f)(g)	60,000	46,943
Societe Generale 4.196% (f)(g)	100,000	91,456
		2,150,099
Preferred Securities - continued
	Principal Amount (c)	Value
Diversified Financial Services - 0.1%
Fortis Hybrid Financing SA 5.125% (f)(g)	$ 50,000	$ 41,521
UBS AG 4.28% (f)(g)	200,000	216,506
		258,027
Electric Utilities - 0.2%
RWE AG 4.625% (f)(g)	100,000	129,549
Southern California Edison Co. 6.25% (f)(g)	420,000	434,789
		564,338
Food/Beverage/Tobacco - 0.1%
Suedzucker International Finance BV 5.25% (f)(g)	150,000	205,840
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (f)(g)	200,000	220,904
Insurance - 0.0%
Aviva PLC 4.7291% (f)(g)	50,000	53,598
Steel - 0.1%
Citic Pacific Ltd. 7.875% (f)(g)	200,000	190,779
TOTAL PREFERRED SECURITIES (Cost $3,688,265)		3,643,585
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $11,878,654)	11,878,654	11,878,654
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $229,261,067)		234,783,934
NET OTHER ASSETS (LIABILITIES) - 1.5%		3,655,426
NET ASSETS - 100%		$ 238,439,360
Currency Abbreviations
CNY	-	Chinese yuan
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,070,103 or 24.4% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,186
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 195,200	$ 195,200	$ -	$ -
Financials	2,192,236	1,599,611	592,625	-
Materials	120,827	120,827	-	-
Utilities	1,067,800	1,067,800	-	-
Corporate Bonds	172,966,785	-	172,966,785	-
Government Obligations	24,515,923	-	24,472,423	43,500
Floating Rate Loans	18,202,924	-	18,202,924	-
Preferred Securities	3,643,585	-	3,643,585	-
Money Market Funds	11,878,654	11,878,654	-	-
Total Investments in Securities:	$ 234,783,934	$ 14,862,092	$ 219,878,342	$ 43,500
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,200
Cost of Purchases	39,300
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 43,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 4,200

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $217,382,413)	$ 222,905,280
Fidelity Central Funds (cost $11,878,654)	11,878,654
Total Investments (cost $229,261,067)		$ 234,783,934
Cash		1,230,269
Receivable for investments sold		1,446,008
Receivable for fund shares sold		865,380
Dividends receivable		7,875
Interest receivable		3,905,351
Distributions receivable from Fidelity Central Funds		1,657
Prepaid expenses		84
Receivable from investment adviser for expense reductions		39,212
Other receivables		28,481
Total assets		242,308,251

Liabilities
Payable for investments purchased	$ 3,219,585
Payable for fund shares redeemed	336,265
Distributions payable	64,283
Accrued management fee	140,687
Distribution and service plan fees payable	12,089
Other affiliated payables	33,983
Other payables and accrued expenses	61,999
Total liabilities		3,868,891

Net Assets		$ 238,439,360
Net Assets consist of:
Paid in capital		$ 232,669,740
Undistributed net investment income		276,966
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,785)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,524,439
Net Assets		$ 238,439,360

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,102,301 ÷ 1,037,346 shares)	$ 9.74

Maximum offering price per share (100/96.00 of $9.74)	$ 10.15
Class T: Net Asset Value and redemption price per share ($9,362,120 ÷ 961,341 shares)	$ 9.74

Maximum offering price per share (100/96.00 of $9.74)	$ 10.15
Class C: Net Asset Value and offering price per share ($9,877,897 ÷ 1,014,306 shares)A	$ 9.74

Fidelity Global High Income Fund: Net Asset Value, offering price and redemption price per share ($197,479,638 ÷ 20,278,000 shares)	$ 9.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,617,404 ÷ 1,192,936 shares)	$ 9.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period May 11, 2011 (commencement of operations) to April 30, 2012

Investment Income
Dividends		$ 313,281
Interest		7,759,092
Income from Fidelity Central Funds		17,186
Total income		8,089,559

Expenses
Management fee	$ 909,030
Transfer agent fees	164,268
Distribution and service plan fees	131,263
Accounting fees and expenses	65,796
Custodian fees and expenses	22,248
Independent trustees' compensation	637
Registration fees	150,015
Audit	60,949
Legal	179
Miscellaneous	613
Total expenses before reductions	1,504,998
Expense reductions	(120,252)	1,384,746
Net investment income (loss)		6,704,813
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(434,478)
Foreign currency transactions	11,780
Total net realized gain (loss)		(422,698)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,522,867
Assets and liabilities in foreign currencies	1,572
Total change in net unrealized appreciation (depreciation)		5,524,439
Net gain (loss)		5,101,741
Net increase (decrease) in net assets resulting from operations		$ 11,806,554

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period May 11, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,704,813
Net realized gain (loss)	(422,698)
Change in net unrealized appreciation (depreciation)	5,524,439
Net increase (decrease) in net assets resulting from operations	11,806,554
Distributions to shareholders from net investment income	(6,036,946)
Share transactions - net increase (decrease)	232,610,907
Redemption fees	58,845
Total increase (decrease) in net assets	238,439,360

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $276,966)	$ 238,439,360

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended April 30,	2012I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.476
Net realized and unrealized gain (loss)	(.317)H
Total from investment operations	.159
Distributions from net investment income	(.423)
Redemption fees added to paid in capitalE	.004
Net asset value, end of period	$ 9.74
Total ReturnB,C,D	1.80%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.38%A
Expenses net of fee waivers, if any	1.25%A
Expenses net of all reductions	1.25%A
Net investment income (loss)	5.15%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,102
Portfolio turnover rateG	36%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended April 30,	2012I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.477
Net realized and unrealized gain (loss)	(.318)H
Total from investment operations	.159
Distributions from net investment income	(.423)
Redemption fees added to paid in capitalE	.004
Net asset value, end of period	$ 9.74
Total ReturnB,C,D	1.80%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.39%A
Expenses net of fee waivers, if any	1.25%A
Expenses net of all reductions	1.25%A
Net investment income (loss)	5.15%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,362
Portfolio turnover rateG	36%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended April 30,	2012I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.407
Net realized and unrealized gain (loss)	(.317)H
Total from investment operations	.090
Distributions from net investment income	(.354)
Redemption fees added to paid in capitalE	.004
Net asset value, end of period	$ 9.74
Total ReturnB,C,D	1.07%
Ratios to Average Net AssetsF,J
Expenses before reductions	2.15%A
Expenses net of fee waivers, if any	2.00%A
Expenses net of all reductions	2.00%A
Net investment income (loss)	4.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,878
Portfolio turnover rateG	36%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global High Income Fund

Period ended April 30,	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.495
Net realized and unrealized gain (loss)	(.312)G
Total from investment operations	.183
Distributions from net investment income	(.447)
Redemption fees added to paid in capitalD	.004
Net asset value, end of period	$ 9.74
Total ReturnB,C	2.06%
Ratios to Average Net AssetsE,I
Expenses before reductions	1.07%A
Expenses net of fee waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income (loss)	5.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 197,480
Portfolio turnover rateF	36%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended April 30,	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.499
Net realized and unrealized gain (loss)	(.317)G
Total from investment operations	.182
Distributions from net investment income	(.446)
Redemption fees added to paid in capitalD	.004
Net asset value, end of period	$ 9.74
Total ReturnB,C	2.05%
Ratios to Average Net AssetsE,I
Expenses before reductions	1.13%A
Expenses net of fee waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income (loss)	5.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,617
Portfolio turnover rateF	36%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2012

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2012,

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,719,117
Gross unrealized depreciation	(2,780,469)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,938,648

Tax Cost	$ 228,845,286

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (67,261)
Net unrealized appreciation (depreciation)	$ 5,940,220

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term	$ (67,261)

The tax character of distributions paid was as follows:

April 30, 2012
Ordinary Income	$ 6,036,946

Short-Term Trading (Redemption) Fees. Shares purchased by investors on or after May 11, 2011 and held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $258,684,759 and $43,098,861, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 22,029	$ 20,874
Class T	-%	.25%	21,209	20,664
Class C	.75%	.25%	88,025	84,275
			$ 131,263	$ 125,813

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,142
Class T	503
Class C*	85
$ 1,730

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 13,294.15
Class T	13,181.16
Class C	14,418.16
Fidelity Global High Income Fund	108,826.12
Institutional Class	14,549.16
	$ 164,268

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 11,921
Class T	1.25%	11,924
Class C	2.00%	13,236
Fidelity Global High Income Fund	1.00%	70,169
Institutional Class	1.00%	12,732
		$ 119,982

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $265.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended April 30, 2012A
From net investment income
Class A	$ 402,965
Class T	387,723
Class C	336,670
Fidelity Global High Income Fund	4,456,971
Institutional Class	452,617
Total	$ 6,036,946

A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

Period ended April 30, 2012	SharesA	DollarsA
Class A
Shares sold	1,008,044	$ 10,024,439
Reinvestment of distributions	41,780	398,734
Shares redeemed	(12,478)	(116,852)
Net increase (decrease)	1,037,346	$ 10,306,321
Class T
Shares sold	921,272	$ 9,193,674
Reinvestment of distributions	40,469	386,240
Shares redeemed	(400)	(3,622)
Net increase (decrease)	961,341	$ 9,576,292
Class C
Shares sold	984,643	$ 9,801,675
Reinvestment of distributions	35,061	334,568
Shares redeemed	(5,398)	(51,628)
Net increase (decrease)	1,014,306	$ 10,084,615
Fidelity Global High Income Fund
Shares sold	23,708,542	$ 223,736,089
Reinvestment of distributions	434,668	4,160,533
Shares redeemed	(3,865,210)	(36,979,231)
Net increase (decrease)	20,278,000	$ 190,917,391
Institutional Class
Shares sold	1,200,015	$ 11,782,075
Reinvestment of distributions	44,896	428,550
Shares redeemed	(51,975)	(484,337)
Net increase (decrease)	1,192,936	$ 11,726,288

A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Global High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the period May 11, 2011 (commencement of operations) to April 30, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2012 by correspondence with the custodian, agent banks and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 14, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).]

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,809,349 of distributions paid during the period January 1, 2012 to April 30, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan
Limited

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AGHI-UANN-0612
1.926275.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Global High Income

Fund - Institutional Class

Annual Report

April 30, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Global High Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Advisor® Global High Income Fund Institutional Class's cumulative total return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global High Income Fund Institutional Class on May 11, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill LynchSM Global High Yield & Emerging Markets Plus Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global high-yield bonds experienced some dramatic swings during the 12 months ending April 30, 2012, especially during the first half, but finished with a flourish to overcome earlier volatility. August and September brought a sharp downturn due to signs of slowing global economic growth, the political stalemate over raising the U.S. debt ceiling, a widening financial crisis in Europe and the downgrade by Standard & Poor's of the U.S. long-term sovereign credit rating. But a sudden reversal midway through the period helped right the ship, with high-yield markets soaring in October, driven in part by attractive valuations resulting from their earlier sell-off. A temporary setback in November was followed by a steady upward trend through period end. For the year, emerging-markets debt fared best, gaining 13.00%, as measured by the JPMorgan Emerging Markets Bond Index Global (EMBI Global). In the U.S., high-yield bonds returned 5.10%, according to The BofA Merrill LynchSM US High Yield Constrained Index, which in October saw its largest monthly increase in roughly two years. The Asian market did not fare as well, with The BofA Merrill LynchSM Asian Dollar High Yield Corporate Constrained Index advancing only 1.28%. Turning to Europe, high yield declined 7.95%, according to The BofA Merrill Lynch Euro High Yield Constrained Index.

Comments from John Carlson, Lead Portfolio Manager of Fidelity Advisor® Global High Income Fund: From its inception on May 11, 2011, through April 30, 2012, the fund's Institutional Class shares gained 2.05%, trailing the 4.99% return of The BofA Merrill Lynch Global High Yield & Emerging Markets Plus Index. The fund's four subportfolios trailed their respective benchmarks, primarily due to weak security selection. The U.S. subportfolio gained 4%, but was notably held back by a large cash position. The European and Asian subportfolios each had a negative return, declining roughly 6% and 2%, respectively. In Europe, performance was held back by the subportfolio's overall defensive positioning. Investments in Asia were hampered by positioning in China, especially weak security selection among real estate issuers. The outperformer was the EM debt sleeve, which gained about 10%, but relative performance was hurt meaningfully by our picks in Brazil and the Philippines. Conversely, an overweighting in Venezuela notably contributed, as that market surged amid high oil prices and the potential for political change following this fall's presidential election there. In terms of the full fund, our cash position within the subportfolios, which averaged roughly 9% overall during the period, had a negative impact.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,048.40	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.27
Class T	1.25%
Actual		$ 1,000.00	$ 1,048.40	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.27
Class C	2.00%
Actual		$ 1,000.00	$ 1,044.50	$ 10.17
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.02
Fidelity Global High Income Fund	1.00%
Actual		$ 1,000.00	$ 1,049.80	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,049.70	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	3.8	2.2
International Lease Finance Corp.	3.0	1.8
CIT Group, Inc.	2.0	2.0
HCA, Inc.	1.7	1.4
Ally Financial Inc.	1.7	1.0
	12.2
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	50.1	50.6
Netherlands	4.5	4.2
Luxembourg	4.2	4.4
Cayman Islands	3.9	2.5
United Kingdom	3.6	3.5
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	8.6	9.4
Diversified Financial Services	8.3	7.8
Electric Utilities	8.0	5.9
Telecommunications	7.9	9.3
Banks & Thrifts	6.2	5.0
Quality Diversification (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
AAA,AA,A 2.1%	AAA,AA,A 1.1%
BBB 8.8%	BBB 8.4%
BB 32.7%	BB 28.4%
B 35.2%	B 37.9%
CCC,CC,C 9.0%	CCC,CC,C 7.1%
D 0.0%†	D 0.0%
Not Rated 4.1%	Not Rated 4.7%
Equities 1.6%	Equities 1.4%
Short-Term Investments and Net Other Assets 6.5%	Short-Term Investments and Net Other Assets 11.0%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Corporate Bonds 72.6%		Corporate Bonds 70.7%
	Government Obligations 10.2%		Government Obligations 9.9%
	Floating Rate Loans 7.6%		Floating Rate Loans 6.1%
	Stocks 1.6%		Stocks 1.4%
	Preferred Securities 1.5%		Preferred Securities 0.9%
	Short-Term Investments and Net Other Assets (Liabilities) 6.5%		Short-Term Investments and Net Other Assets (Liabilities) 11.0%
* Foreign investments	43.8%	** Foreign investments	39.0%

Annual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Corporate Bonds - 72.6%
		Principal Amount (c)	Value
Convertible Bonds - 0.1%
Homebuilders/Real Estate - 0.0%
Kaisa Group Holdings Ltd. 8% 12/20/15	CNY	1,000,000	$ 145,803
Metals/Mining - 0.1%
Hidili Industry International Development Ltd. 1.5% 1/19/15	CNY	1,000,000	155,411
TOTAL CONVERTIBLE BONDS			301,214
Nonconvertible Bonds - 72.5%
Air Transportation - 0.2%
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		400,000	391,335
Automotive - 6.1%
ArvinMeritor, Inc. 8.125% 9/15/15		125,000	132,813
Banque PSA Finance 8.375% 7/15/14	EUR	190,000	271,907
Conti-Gummi Finance BV:
6.5% 1/15/16 (Reg. S)	EUR	200,000	277,336
7.5% 9/15/17 (Reg. S)	EUR	400,000	555,996
Delphi Corp. 6.125% 5/15/21 (e)		800,000	848,000
Faurecia SA 9.375% 12/15/16	EUR	200,000	290,243
Fiat Finance & Trade Ltd. SA:
6.375% 4/1/16	EUR	480,000	618,750
7.625% 9/15/14	EUR	50,000	69,169
Fiat Industrial Finance Europe SA 5.25% 3/11/15	EUR	520,000	698,709
Ford Motor Co.:
6.625% 10/1/28		5,000	5,685
7.45% 7/16/31		250,000	318,438
Ford Motor Credit Co. LLC:
3.875% 1/15/15		6,490,000	6,726,094
4.25% 2/3/17		870,000	907,542
5.75% 2/1/21		290,000	326,250
5.875% 8/2/21		965,000	1,090,535
General Motors Acceptance Corp. 8% 11/1/31		300,000	339,211
General Motors Financial Co., Inc. 6.75% 6/1/18		245,000	263,375
GT 2005 Bonds BV 6% 7/21/14 (g)		300,000	292,500
International Automotive Components Group SA 9.125% 6/1/18 (e)		20,000	18,500
Renault SA 4.375% 5/24/13	EUR	100,000	134,746
Schaeffler Finance BV 8.75% 2/15/19 (Reg. S)	EUR	200,000	280,672
TRW Automotive, Inc. 6.375% 3/15/14 (Reg. S)	EUR	50,000	67,514
			14,533,985
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - 5.1%
Allied Irish Banks PLC 4.5% 10/1/12	EUR	110,000	$ 142,342
Ally Financial, Inc.:
4.5% 2/11/14		230,000	232,300
5.5% 2/15/17		235,000	237,350
7.5% 9/15/20		2,065,000	2,302,475
8% 3/15/20		185,000	211,922
8.3% 2/12/15		500,000	548,750
Banco Espirito Santo SA 3.875% 1/21/15	EUR	200,000	224,819
Bank of Baroda (London) 5% 8/24/16		200,000	204,692
Bank of East Asia Ltd.:
6.375% 5/4/22 (g)		200,000	213,280
8.5% (f)(g)		100,000	104,760
BDO Unibank, Inc. 4.5% 2/16/17		200,000	198,378
Canara Bank 6.365% 11/28/21 (g)		250,000	238,642
Deutsche Postbank Funding Trust IV 5.983% (f)(g)	EUR	50,000	49,404
Fortis Banque SA 4.625% (Reg. S) (f)(g)	EUR	550,000	527,501
GMAC, LLC:
6.75% 12/1/14		1,150,000	1,207,500
8% 11/1/31		1,595,000	1,826,275
HBOS PLC 4.875% 3/20/15	EUR	200,000	253,369
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (g)		700,000	645,750
Kazkommerts International BV 6.875% 2/13/17	EUR	150,000	175,993
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	100,000	102,992
Mizuho Capital Investment USD 2 Ltd. 14.95% (Reg. S) (f)(g)		100,000	123,496
Rabobank Nederland:
4.375% 1/22/14	EUR	100,000	139,187
6.875% 3/19/20 (Reg. S)	EUR	300,000	382,446
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (Reg. S) (f)(g)		100,000	103,967
Rizal Commercial Banking Corp. 5.25% 1/31/17		250,000	252,808
RSHB Capital SA 9% 6/11/14 (e)		100,000	111,380
State Bank of India 6.439% (f)(g)		400,000	358,524
Sumitomo Mitsui Banking Corp. 4.85% 3/1/22 (Reg. S)		200,000	204,428
The Governor & Co. of the Bank of Ireland 4% 1/28/15	EUR	150,000	176,727
Woori Bank 6.208% 5/2/67 (Reg. S) (g)		600,000	600,000
			12,101,457
Broadcasting - 0.2%
AMC Networks, Inc. 7.75% 7/15/21 (e)		5,000	5,575
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Clear Channel Communications, Inc. 5.5% 9/15/14		$ 500,000	$ 432,500
Polish Television Holding BV 11.25% 5/15/17 (d)	EUR	110,000	145,618
			583,693
Building Materials - 1.8%
CEMEX Finance LLC:
9.5% 12/14/16 (e)		245,000	242,550
9.625% 12/14/17 (Reg. S)	EUR	160,000	197,511
CEMEX SA de CV 5.4697% 9/30/15 (e)(g)		345,000	311,363
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	189,500
China Shanshui Cement Group Ltd. 8.5% 5/25/16 (Reg. S)		200,000	195,000
Grohe Holding GmbH 8.625% 10/1/14 (Reg. S)	EUR	100,000	134,061
HD Supply, Inc.:
8.125% 4/15/19 (e)		330,000	353,529
11% 4/15/20 (e)		350,000	375,375
HeidelbergCement Finance AG:
8% 1/31/17	EUR	250,000	363,714
8.5% 10/31/19	EUR	300,000	441,898
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	152,925
Lafarge SA:
7.625% 11/24/16	EUR	500,000	738,682
8.875% 5/27/14	EUR	100,000	144,294
Ply Gem Industries, Inc. 8.25% 2/15/18		20,000	19,650
USG Corp. 7.875% 3/30/20 (e)		105,000	108,150
West China Cement Ltd. 7.5% 1/25/16		400,000	338,000
			4,306,202
Cable TV - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		450,000	470,250
6.625% 1/31/22		240,000	251,400
7.375% 6/1/20		95,000	103,550
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		200,000	216,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		1,000,000	1,130,000
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	132,049
EchoStar Communications Corp. 7% 10/1/13		1,000,000	1,070,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Cable TV - continued
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (Reg. S)	EUR	210,000	$ 287,033
Kabel Deutschland Vertrieb und Service GmbH 6.5% 6/29/18 (Reg. S)	EUR	100,000	138,999
Lighthouse International Co. SA 8% 4/30/14 (Reg. S) (b)	EUR	50,000	8,936
Musketeer GmbH 9.5% 3/15/21 (Reg. S)	EUR	200,000	283,293
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	357,426
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
8.125% 12/1/17 (Reg. S)	EUR	320,000	445,856
9.625% 12/1/19 (Reg S.)	EUR	100,000	141,647
UPC Holding BV:
8% 11/1/16 (Reg. S)	EUR	50,000	68,838
9.75% 4/15/18 (Reg. S)	EUR	389,000	543,281
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		500,000	506,250
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		150,000	157,875
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)		150,000	154,500
Virgin Media Finance PLC 9.5% 8/15/16	EUR	300,000	442,811
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	100,000	142,639
			7,052,633
Capital Goods - 0.8%
Anixter International, Inc. 5.625% 5/1/19		80,000	82,000
Fosun International Ltd. 7.5% 5/12/16 (Reg. S)		200,000	187,000
Franz Haniel & Compagnie GmbH 6.25% 2/8/18	EUR	100,000	139,661
Hutchison Whampoa International 10 Ltd. 6% (Reg. S) (f)(g)		200,000	203,500
ISS Holdings A/S 8.875% 5/15/16 (Reg. S)	EUR	50,000	66,687
Lonking Holdings Ltd. 8.5% 6/3/16 (Reg. S)		200,000	188,000
Noble Group Ltd. 8.5% 5/30/13 (Reg. S)		100,000	105,000
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	200,000	272,703
Wendel SA:
4.375% 8/9/17	EUR	250,000	305,301
4.875% 11/4/14	EUR	150,000	202,541
			1,752,393
Chemicals - 1.4%
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	209,988
China Lumena New Materials Corp. 12% 10/27/14 (Reg. S)		100,000	87,198
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Chemicals - continued
Clariant Finance SA (Luxembourg):
4.375% 4/5/13	EUR	250,000	$ 337,932
5.625% 1/24/17	EUR	100,000	141,125
INEOS Finance PLC:
7.25% 2/15/19 (Reg. S) (g)	EUR	100,000	132,380
7.5% 5/1/20 (e)		115,000	117,726
8.375% 2/15/19 (e)		200,000	214,500
INEOS Group Holdings PLC:
7.875% 2/15/16	EUR	410,000	499,337
8.5% 2/15/16 (e)		370,000	360,750
Kerling PLC 10.625% 1/28/17 (Reg. S)	EUR	250,000	321,849
Kinove German Bondco GmbH:
9.625% 6/15/18 (e)		400,000	416,000
10% 6/15/18 (Reg. S)	EUR	200,000	272,703
LyondellBasell Industries NV 6% 11/15/21 (e)		200,000	216,000
Rhodia SA 7% 5/15/18	EUR	50,000	74,133
			3,401,621
Consumer Products - 0.2%
ISS Financing PLC 11% 6/15/14 (Reg. S)	EUR	200,000	280,119
Prestige Brands, Inc. 8.125% 2/1/20 (e)		25,000	27,250
Reddy Ice Corp. 11.25% 3/15/15		100,000	94,000
Revlon Consumer Products Corp. 9.75% 11/15/15		150,000	162,000
			563,369
Containers - 1.8%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	105,964	124,698
11.125% 6/1/18 pay-in-kind (e)		211,928	210,868
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	300,000	375,297
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)		700,000	756,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	139,661
9.125% 10/15/20 (e)		255,000	270,300
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (e)		200,000	211,000
Crown European Holdings SA 7.125% 8/15/18 (Reg. S)	EUR	100,000	141,978
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	160,000	218,162
Rexam PLC 6.75% 6/29/67 (g)	EUR	125,000	158,583
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (Reg. S) (d)	EUR	200,000	276,674
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)		$ 500,000	$ 513,750
7.125% 4/15/19 (e)		55,000	57,475
7.875% 8/15/19 (e)		250,000	269,375
8.25% 2/15/21 (e)		250,000	238,125
9.875% 8/15/19 (e)		325,000	329,063
			4,291,009
Diversified Financial Services - 7.5%
Aircastle Ltd.:
7.625% 4/15/20 (e)		95,000	96,425
9.75% 8/1/18 (e)		100,000	110,500
Ally Credit Canada Ltd. 6% 5/23/12	EUR	50,000	66,223
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		300,000	279,000
BNP Paribas Capital Trust VI 5.868% (f)(g)	EUR	119,000	151,231
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	309,610	260,603
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	100,000	138,337
CIT Group, Inc.:
4.75% 2/15/15 (e)		1,095,000	1,116,900
5.25% 3/15/18		365,000	375,950
5.5% 2/15/19 (e)		1,040,000	1,068,600
6.625% 4/1/18 (e)		85,000	92,438
7% 5/2/16 (e)		450,000	451,125
7% 5/2/17 (e)		1,470,000	1,473,675
7% 5/2/17 (Reg. S)		125,000	125,313
Deutsche Boerse AG 7.5% 6/13/38 (g)	EUR	100,000	134,697
Eileme 2 AB:
11.625% 1/31/20 (e)		220,000	227,700
11.75% 1/31/20 (Reg. S)	EUR	200,000	267,408
Eksportfinans A/S 4.75% 6/11/13	EUR	100,000	133,373
Ford Credit Europe PLC:
4.75% 1/19/15	EUR	200,000	275,350
7.125% 1/15/13	EUR	200,000	274,027
7.25% 7/15/13	EUR	150,000	208,995
9.375% 1/17/14	EUR	100,000	146,611
GMAC International Finance BV 7.5% 4/21/15	EUR	150,000	207,009
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		725,000	774,844
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
4.875% 4/1/15		$ 180,000	$ 180,000
5.625% 9/20/13		766,000	774,526
5.75% 5/15/16		120,000	122,280
5.875% 5/1/13		1,580,000	1,615,550
5.875% 4/1/19		530,000	524,700
6.25% 5/15/19		640,000	646,315
8.25% 12/15/20		940,000	1,048,100
8.625% 9/15/15		975,000	1,077,375
8.625% 1/15/22		985,000	1,120,438
International Personal Finance PLC 11.5% 8/6/15	EUR	160,000	224,516
Numericable Finance & Co. 12.375% 2/15/19 (Reg. S)	EUR	100,000	129,071
Qtel International Finance Ltd. 5% 10/19/25 (e)		200,000	204,002
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (e)		250,000	263,750
Road King Infrastructure Finance Ltd. 7.625% 5/14/14		100,000	92,500
SLM Corp.:
7.25% 1/25/22		145,000	146,450
8% 3/25/20		440,000	465,300
8.45% 6/15/18		50,000	54,750
TMD Friction Finance SA 10.75% 5/15/17	EUR	125,000	191,951
UPCB Finance Ltd. 7.625% 1/15/20 (Reg. S)	EUR	250,000	346,670
Verisure Holding AB:
8.75% 9/1/18 (Reg. S)	EUR	100,000	131,083
8.75% 12/1/18 (Reg. S)	EUR	100,000	115,833
			17,931,494
Diversified Media - 0.7%
Block Communications, Inc. 7.25% 2/1/20 (e)		660,000	671,550
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20 (e)		65,000	63,213
7.625% 3/15/20 (e)		465,000	460,350
Lamar Media Corp. 5.875% 2/1/22 (e)		55,000	56,375
National CineMedia LLC:
6% 4/15/22 (e)		300,000	305,250
7.875% 7/15/21		35,000	37,713
WM Finance Corp. 9.5% 6/15/16 (e)		15,000	16,313
			1,610,764
Electric Utilities - 7.1%
Atlantic Power Corp. 9% 11/15/18 (e)		60,000	61,200
Bhira Investments Ltd. 8.5% 4/27/71 (g)		200,000	202,405
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		$ 500,000	$ 540,000
Calpine Corp. 7.875% 1/15/23 (e)		900,000	967,500
China Resources Power East Foundation Co. Ltd. 7.25% (f)(g)		500,000	482,118
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (e)		310,000	336,350
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (e)		37,000	41,075
Energy Future Holdings Corp. 10% 1/15/20		2,290,000	2,484,650
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		390,000	429,975
11.75% 3/1/22 (e)		2,335,000	2,422,563
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (e)		180,000	189,450
9.375% 5/1/20 (e)		1,255,000	1,336,575
GenOn Energy, Inc.:
9.5% 10/15/18		55,000	52,250
9.875% 10/15/20		385,000	361,900
InterGen NV:
8.5% 6/30/17 (Reg. S)	EUR	150,000	205,520
9% 6/30/17 (e)		700,000	718,375
International Power Finance 2010 PLC 7.25% 5/11/17 (Reg. S)	EUR	100,000	157,196
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		400,000	416,276
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		200,000	229,500
8% 8/7/19 (e)		275,000	328,625
8% 8/7/19 (Reg. S)		100,000	119,500
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	161,875
National Power Corp. 6.875% 11/2/16 (e)		100,000	115,000
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16		200,000	219,000
NSG Holdings II, LLC 7.75% 12/15/25 (e)		375,000	376,875
NV Energy, Inc. 6.25% 11/15/20		1,000,000	1,095,764
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		200,000	206,500
Puget Energy, Inc. 6% 9/1/21		1,045,000	1,117,241
RRI Energy, Inc. 7.625% 6/15/14		310,000	316,200
Star Energy Geothermal Wayang Windu Ltd. 11.5% 2/12/15 (Reg. S)		400,000	439,520
The AES Corp.:
7.375% 7/1/21 (e)		35,000	38,938
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
The AES Corp.: - continued
8% 10/15/17		$ 300,000	$ 342,000
Tokyo Electric Power Co. 4.5% 3/24/14	EUR	150,000	190,627
TXU Corp.:
5.55% 11/15/14		75,000	53,625
6.5% 11/15/24		165,000	87,450
6.55% 11/15/34		110,000	55,138
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	100,000	120,466
			17,019,222
Energy - 8.5%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	86,488
7% 5/20/22		180,000	184,500
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 8.75% 6/15/18		500,000	537,500
ATP Oil & Gas Corp. 11.875% 5/1/15		480,000	367,200
Atwood Oceanics, Inc. 6.5% 2/1/20		30,000	31,575
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (e)		25,000	25,500
Basic Energy Services, Inc. 7.75% 2/15/19		190,000	191,900
Bill Barrett Corp. 7.625% 10/1/19		200,000	200,000
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19		20,000	20,850
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		130,000	138,775
Chesapeake Energy Corp. 6.775% 3/15/19		310,000	300,700
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	475,000
6.125% 7/15/22		170,000	162,775
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	61,100
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	387,075
Continental Resources, Inc.:
5% 9/15/22 (e)		305,000	308,813
8.25% 10/1/19		300,000	333,000
Edgen Murray Corp. 12.25% 1/15/15		150,000	159,750
EDP Finance BV:
3.25% 3/16/15	EUR	50,000	58,722
3.75% 6/22/15	EUR	25,000	29,537
4.625% 6/13/16	EUR	100,000	116,493
4.75% 9/26/16	EUR	100,000	116,479
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Energy Transfer Equity LP 7.5% 10/15/20		$ 30,000	$ 33,225
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		500,000	485,000
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	667,950
Forbes Energy Services Ltd. 9% 6/15/19		65,000	63,050
Gulfmark Offshore, Inc. 6.375% 3/15/22 (e)		40,000	40,800
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	219,000
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21		340,000	343,400
7% 10/1/18		291,000	296,820
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		275,000	304,920
7% 5/5/20 (e)		100,000	114,500
9.125% 7/2/18 (e)		100,000	124,380
11.75% 1/23/15 (e)		225,000	272,543
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (e)		285,000	301,388
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)		435,000	428,475
6.5% 5/15/19 (e)		335,000	332,488
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22		105,000	110,775
MIE Holdings Corp. 9.75% 5/12/16		400,000	398,480
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	60,000	73,868
MRC Global, Inc. 9.5% 12/15/16		150,000	165,375
Offshore Group Investment Ltd. 11.5% 8/1/15		293,000	320,835
Oil States International, Inc. 6.5% 6/1/19		30,000	31,725
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		150,000	164,325
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)		765,000	797,513
Pemex Project Funding Master Trust 8.625% 2/1/22		450,000	580,500
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	565,625
Petroleos de Venezuela SA:
4.9% 10/28/14		650,000	596,375
5.5% 4/12/37		750,000	455,625
8.5% 11/2/17 (e)		895,000	807,738
12.75% 2/17/22 (e)		1,450,000	1,486,250
Petroleos Mexicanos:
5.5% 1/21/21		450,000	499,500
6.625% (e)(f)		200,000	208,500
8% 5/3/19		250,000	317,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		$ 150,000	$ 185,475
Petroleum Geo-Services ASA 7.375% 12/15/18 (e)		500,000	507,500
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		100,000	141,990
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	192,400
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		175,000	215,250
7.39% 12/2/24 (e)		100,000	126,500
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,400
PT Pertamina Persero:
5.25% 5/23/21 (e)		525,000	540,750
5.25% 5/23/21 (Reg. S)		400,000	412,000
Range Resources Corp. 5.75% 6/1/21		250,000	261,250
Santos Finance Ltd. 8.25% 9/22/70 (g)	EUR	350,000	450,588
SESI LLC 7.125% 12/15/21 (e)		1,000,000	1,082,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (e)		80,000	81,000
Unit Corp. 6.625% 5/15/21		100,000	101,000
WPX Energy, Inc.:
5.25% 1/15/17 (e)		55,000	54,588
6% 1/15/22 (e)		85,000	83,513
			20,348,884
Entertainment/Film - 0.0%
Cinemark USA, Inc. 7.375% 6/15/21		15,000	16,200
Environmental - 0.2%
Covanta Holding Corp. 6.375% 10/1/22		145,000	149,350
Zinc Capital SA 8.875% 5/15/18 (Reg. S)	EUR	200,000	230,341
			379,691
Food & Drug Retail - 1.2%
Rite Aid Corp.:
7.5% 3/1/17		1,000,000	1,017,500
8% 8/15/20		750,000	864,375
10.375% 7/15/16		870,000	922,200
			2,804,075
Food/Beverage/Tobacco - 0.3%
Agrokor DD 9.875% 5/1/19 (Reg. S)	EUR	100,000	133,704
Pernod Ricard SA 4.875% 3/18/16	EUR	200,000	286,269
Post Holdings, Inc. 7.375% 2/15/22 (e)		135,000	140,738
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
R&R Ice Cream PLC 8.375% 11/15/17 (Reg. S)	EUR	100,000	$ 133,042
Tereos Europe 6.375% 4/15/14 (Reg. S)	EUR	100,000	138,337
			832,090
Gaming - 1.7%
American Casino & Entertainment Properties LLC 11% 6/15/14		142,000	149,988
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (e)		900,000	927,000
Chester Downs & Marina LLC 9.25% 2/1/20 (e)		45,000	47,588
CityCenter Holdings LLC/CityCenter Finance Corp. 11.5% 1/15/17 pay-in-kind (g)		167,441	179,825
Harrah's Operating Co., Inc. 11.25% 6/1/17		160,000	176,400
MCE Finance Ltd. 10.25% 5/15/18		300,000	339,000
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	312,000
8.625% 2/1/19 (e)		565,000	614,438
13% 11/15/13		500,000	580,650
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		55,275	55,413
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	53,000
Station Casinos LLC 3.65% 6/18/18 (d)(e)		715,000	529,100
			3,964,402
Healthcare - 5.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19 (e)		195,000	204,750
Community Health Systems, Inc. 8% 11/15/19 (e)		210,000	222,600
DaVita, Inc. 6.625% 11/1/20		300,000	314,250
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	46,125
Eurofins Scientific SA 8.081% (f)(g)	EUR	300,000	397,179
FMC Finance VII SA 5.25% 2/15/21	EUR	290,000	394,459
FMC Finance VIII SA 5.25% 7/31/19 (Reg S.)	EUR	300,000	418,983
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (e)		445,000	453,366
5.875% 1/31/22 (e)		625,000	635,938
6.5% 9/15/18 (e)		20,000	21,424
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	152,899
Gerresheimer AG 5% 5/19/18	EUR	54,000	75,463
HCA Holdings, Inc. 7.75% 5/15/21		950,000	990,375
HCA, Inc.:
5.875% 3/15/22		620,000	630,075
6.5% 2/15/20		895,000	959,888
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
7.25% 9/15/20		$ 1,000,000	$ 1,102,500
7.5% 2/15/22		180,000	193,500
8.5% 4/15/19		1,000,000	1,122,500
HealthSouth Corp. 7.75% 9/15/22		300,000	324,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		475,000	466,688
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)		25,000	27,375
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	13,163
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	100,000	109,544
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (e)		360,000	358,668
6.75% 10/15/22		250,000	263,125
7.5% 2/15/20		300,000	321,000
Ontex IV SA 9% 4/15/19 (Reg. S)	EUR	200,000	202,541
Rural/Metro Corp. 10.125% 7/15/19 (e)		110,000	101,200
Teleflex, Inc. 6.875% 6/1/19		40,000	42,700
Tenet Healthcare Corp.:
6.25% 11/1/18 (e)		85,000	88,400
9.25% 2/1/15		300,000	332,250
Valeant Pharmaceuticals International 6.75% 8/15/21 (e)		150,000	145,875
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19 (e)		360,000	362,700
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (g)		1,000,000	1,037,500
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		30,000	28,200
			12,561,203
Homebuilders/Real Estate - 3.2%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		100,000	95,750
9.875% 3/20/17 (Reg. S)		200,000	199,232
10% 11/14/16 (Reg. S)		400,000	410,000
Central China Real Estate Ltd. 12.25% 10/20/15 (Reg. S)		100,000	101,000
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	175,056
Country Garden Holdings Co. Ltd.:
10.5% 8/11/15		200,000	205,740
11.25% 4/22/17 (Reg. S)		300,000	302,250
11.75% 9/10/14		400,000	427,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		$ 700,000	$ 703,500
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		400,000	367,000
Hopson Development Holdings Ltd. 8.125% 11/9/12 (Reg. S)		100,000	95,500
Kaisa Group Holdings Ltd. 13.5% 4/28/15		300,000	289,500
KB Home 8% 3/15/20		45,000	43,763
KWG Property Holding Ltd.:
12.5% 8/18/17 (Reg. S)		400,000	379,014
12.75% 3/30/16 (Reg. S)		200,000	195,839
Longfor Properties Co. Ltd. 9.5% 4/7/16 (Reg. S)		400,000	413,000
Neo-China Group (Holdings) Ltd. 9.75% 7/23/14 unit (Reg. S)		200,000	204,511
Obrascon Huarte Lain SA 7.625% 3/15/20 (Reg. S)	EUR	100,000	128,567
Odebrecht Finance Ltd. 7.5% (e)(f)		300,000	309,750
Realogy Corp.:
7.625% 1/15/20 (e)		310,000	320,850
7.875% 2/15/19 (e)		210,000	205,800
9% 1/15/20 (e)		125,000	126,250
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	124,271
13% 3/10/16 (Reg. S)		100,000	60,000
Shimao Property Holdings Ltd.:
8% 12/1/16 (Reg. S)		500,000	437,500
9.65% 8/3/17		300,000	262,470
Sigma Capital Pte. Ltd. 9% 4/30/15		200,000	210,683
Standard Pacific Corp. 8.375% 1/15/21		255,000	269,025
Wharf Finance Ltd. 4.625% 2/8/17		200,000	207,963
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		400,000	369,000
			7,639,784
Hotels - 0.0%
Host Hotels & Resorts LP:
5.875% 6/15/19		10,000	10,675
6% 10/1/21 (e)		60,000	64,050
			74,725
Insurance - 0.4%
Achmea BV 5.125% (f)(g)	EUR	80,000	79,269
ING Verzekeringen NV 2.692% 6/21/21 (g)	EUR	150,000	185,663
MAPFRE SA 5.921% 7/24/37 (g)	EUR	50,000	44,116
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Insurance - continued
Mitsui Marine & Fire Insurance Co. Ltd. 7% 3/15/72 (Reg. S) (g)		$ 200,000	$ 205,574
USI Holdings Corp. 9.75% 5/15/15 (e)		480,000	485,400
			1,000,022
Leisure - 0.5%
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		500,000	536,875
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (e)		75,000	77,063
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (g)	EUR	200,000	236,960
Royal Caribbean Cruises Ltd. 5.625% 1/27/14	EUR	250,000	335,914
			1,186,812
Metals/Mining - 3.2%
Alpha Natural Resources, Inc.:
6% 6/1/19		60,000	56,100
6.25% 6/1/21		35,000	32,463
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)		235,000	204,450
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		400,000	447,000
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		200,000	199,500
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		300,000	330,000
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		400,000	430,000
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (Reg. S)		400,000	415,000
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)		100,000	122,979
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)		200,000	203,500
6% 4/1/17 (Reg. S)		100,000	101,002
6.375% 2/1/16 (e)		600,000	609,000
6.875% 2/1/18 (e)		60,000	61,650
6.875% 4/1/22 (e)		200,000	202,740
8.25% 11/1/19 (e)		1,165,000	1,264,025
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	84,500
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		200,000	205,000
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		200,000	199,964
New Gold, Inc. 7% 4/15/20 (e)		40,000	41,100
New World Resources NV:
7.375% 5/15/15 (Reg. S)	EUR	50,000	66,190
7.875% 5/1/18 (Reg. S)	EUR	100,000	132,380
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Novelis, Inc. 8.75% 12/15/20		$ 100,000	$ 111,000
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		500,000	544,400
Vedanta Resources PLC:
6.75% 6/7/16 (e)		200,000	190,000
6.75% 6/7/16 (Reg. S)		200,000	190,500
8.25% 6/7/21 (e)		200,000	189,000
8.75% 1/15/14 (Reg. S)		600,000	621,000
9.5% 7/18/18 (Reg. S)		100,000	102,750
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	185,500
			7,542,693
Paper - 1.1%
AbitibiBowater, Inc. 10.25% 10/15/18		1,598,000	1,853,680
Norske Skogindustrier ASA 7% 6/26/17	EUR	100,000	82,076
Sino-Forest Corp. 10.25% 7/28/14 (Reg. S) (b)		100,000	26,750
Smurfit Kappa Acquisitions:
7.25% 11/15/17 (Reg. S)	EUR	210,000	294,678
7.75% 11/15/19 (Reg. S)	EUR	120,000	169,976
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.2969% 8/1/14 (g)		184,000	172,040
11.75% 1/15/19 (e)		75,000	80,344
Xerium Technologies, Inc. 8.875% 6/15/18		30,000	25,050
			2,704,594
Publishing/Printing - 0.2%
Cengage Learning Acquisitions, Inc. 11.5% 4/15/20 (e)		240,000	252,600
Seat Pagine Gialle SpA 10.5% 1/31/17 (Reg. S) (b)	EUR	100,000	89,026
Sheridan Group, Inc. 12.5% 4/15/14		97,262	81,700
			423,326
Railroad - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		150,000	162,750
Refer-Rede Ferroviaria Nacional SA 4.25% 12/13/21	EUR	200,000	123,113
			285,863
Restaurants - 0.3%
Landry's Acquisition Co. 9.375% 5/1/20 (e)		105,000	106,575
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20 (e)		500,000	550,000
			656,575
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Services - 0.5%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(g)		$ 300,000	$ 306,750
Audatex North America, Inc.:
6.75% 6/15/18 (e)		35,000	36,663
6.75% 6/15/18 (e)		180,000	189,000
Emdeon, Inc. 11% 12/31/19 (e)		60,000	67,650
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		100,000	90,953
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(g)		383,687	400,953
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (e)(g)		90,000	96,525
			1,188,494
Shipping - 0.5%
CEVA Group PLC 8.375% 12/1/17 (e)		800,000	796,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	23,000
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	8,800
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (e)		110,000	112,200
Swift Services Holdings, Inc. 10% 11/15/18		155,000	168,950
Western Express, Inc. 12.5% 4/15/15 (e)		315,000	168,525
			1,277,475
Specialty Retailing - 0.0%
Dollar General Corp. 11.875% 7/15/17 pay-in-kind (g)		30,000	32,400
Steel - 0.6%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		600,000	547,500
Citic Pacific Ltd. 6.875% 1/21/18 (Reg. S)		200,000	199,718
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)		350,000	361,375
JMC Steel Group, Inc. 8.25% 3/15/18 (e)		345,000	357,075
			1,465,668
Super Retail - 0.3%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)		20,000	21,000
Claire's Stores, Inc. 9% 3/15/19 (e)		340,000	350,200
Limited Brands, Inc. 5.625% 2/15/22		250,000	251,875
Office Depot, Inc. 9.75% 3/15/19 (e)		30,000	30,600
Sally Holdings LLC 6.875% 11/15/19 (e)		35,000	37,363
			691,038
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Technology - 1.7%
Avaya, Inc. 7% 4/1/19 (e)		$ 935,000	$ 930,325
China Automation Group Ltd. 7.75% 4/20/16		200,000	148,880
First Data Corp. 7.375% 6/15/19 (e)		205,000	210,638
Freescale Semiconductor, Inc. 9.25% 4/15/18 (e)		200,000	218,500
Lawson Software, Inc. 9.375% 4/1/19 (e)		85,000	89,038
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	732,500
NXP BV/NXP Funding LLC 3.507% 10/15/13 (g)	EUR	205,176	268,895
Rexel SA 7% 12/17/18	EUR	200,000	277,336
SK Hynix, Inc. 7.875% 6/27/17 (Reg. S)		300,000	312,000
STATS ChipPAC Ltd.:
5.375% 3/31/16 (Reg. S)		300,000	306,750
7.5% 8/12/15 (Reg. S)		200,000	214,500
Viasystems, Inc. 7.875% 5/1/19 (e)		295,000	298,688
			4,008,050
Telecommunications - 6.7%
Broadview Networks Holdings, Inc. 11.375% 9/1/12		375,000	332,813
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)		735,000	678,038
Clearwire Escrow Corp. 12% 12/1/15 (e)		20,000	18,450
Digicel Group Ltd.:
7% 2/15/20 (e)		200,000	201,500
8.25% 9/1/17 (e)		300,000	312,000
8.875% 1/15/15 (e)		250,000	251,875
9.125% 1/15/15 pay-in-kind (e)(g)		200,000	202,000
10.5% 4/15/18 (e)		400,000	438,480
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	100,000	121,128
Eileme 1 AB 14.25% 8/15/20 (e)		220,000	206,250
Frontier Communications Corp. 8.5% 4/15/20		750,000	780,000
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	766,838
Indosat Palapa Co. BV 7.375% 7/29/20		500,000	550,000
Intelsat Jackson Holdings SA:
7.25% 10/15/20 (e)		495,000	516,038
7.5% 4/1/21		2,470,000	2,593,500
Level 3 Financing, Inc. 10% 2/1/18		200,000	218,500
Matterhorn Mobile SA 6.342% 5/15/19 (Reg. S) (g)	EUR	100,000	134,697
Nextel Communications, Inc.:
5.95% 3/15/14		150,000	149,813
6.875% 10/31/13		1,915,000	1,915,000
NII Capital Corp. 7.625% 4/1/21		190,000	176,700
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	188,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Portugal Telecom International Finance BV:
4.5% 6/16/25	EUR	50,000	$ 48,650
5% 11/4/19	EUR	50,000	55,203
Sprint Capital Corp. 6.9% 5/1/19		815,000	713,125
Sprint Nextel Corp. 9% 11/15/18 (e)		505,000	556,106
Sunrise Communications International SA:
7% 12/31/17 (Reg. S)	EUR	100,000	140,323
8.5% 12/31/18 (Reg. S)	EUR	100,000	139,661
Telenet Finance Luxembourg S.C.A. 6.375% 11/15/20 (Reg. S)	EUR	300,000	393,169
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)		400,000	380,000
7.25% 2/15/18 (e)		320,000	302,400
7.375% 2/15/18	EUR	350,000	421,630
7.375% 2/15/18 (Reg. S)	EUR	250,000	296,200
11.75% 7/15/17 (e)		420,000	412,650
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (Reg. S) (g)	EUR	209,794	233,181
Windstream Corp. 7.5% 6/1/22		500,000	523,750
Ziggo Finance BV 6.125% 11/15/17	EUR	360,000	505,162
			15,873,330
Textiles & Apparel - 0.1%
Texhong Textile Group Ltd. 7.625% 1/19/16 (Reg. S)		200,000	169,000
TOTAL NONCONVERTIBLE BONDS			172,665,571
TOTAL CORPORATE BONDS (Cost $168,423,127)			172,966,785
Government Obligations - 10.2%

Argentina - 0.0%
Argentine Republic discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		60,021	42,915
Belarus - 0.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		200,000	187,500
8.95% 1/26/18		100,000	92,750
TOTAL BELARUS			280,250
Government Obligations - continued
		Principal Amount (c)	Value
Belize - 0.1%
Belize Government 8.5% 2/20/29 (e)		$ 400,000	$ 200,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)		150,000	170,250
Brazil - 0.9%
Brazilian Federative Republic:
5.625% 1/7/41		350,000	415,625
7.125% 1/20/37		225,000	317,250
10.125% 5/15/27		300,000	505,500
12.25% 3/6/30		300,000	585,000
12.75% 1/15/20		200,000	337,000
TOTAL BRAZIL			2,160,375
Cayman Islands - 0.0%
Cayman Island Government 5.95% 11/24/19 (e)		100,000	108,750
Colombia - 0.6%
Colombian Republic:
8.125% 5/21/24		145,000	207,350
10.375% 1/28/33		250,000	437,500
11.75% 2/25/20		445,000	709,775
TOTAL COLOMBIA			1,354,625
Congo - 0.1%
Congo Republic 3% 6/30/29 (d)		190,000	143,450
Croatia - 0.2%
Croatia Republic:
6.25% 4/27/17 (e)		230,000	232,875
6.375% 3/24/21 (e)		200,000	196,500
6.625% 7/14/20 (e)		100,000	100,000
TOTAL CROATIA			529,375
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		250,000	253,750
Germany - 0.7%
German Federal Republic 1.5% 3/15/13	EUR	1,250,000	1,675,501
Ghana - 0.0%
Ghana Republic 8.5% 10/4/17 (e)		100,000	113,500
Government Obligations - continued
		Principal Amount (c)	Value
Hungary - 0.2%
Hungarian Republic:
4.75% 2/3/15		$ 470,000	$ 451,322
7.625% 3/29/41		110,000	103,675
TOTAL HUNGARY			554,997
Iceland - 0.1%
Republic of Iceland 4.875% 6/16/16 (e)		125,000	125,469
Indonesia - 0.4%
Indonesian Republic:
7.75% 1/17/38 (e)		325,000	439,563
8.5% 10/12/35 (e)		100,000	145,250
11.625% 3/4/19 (e)		325,000	478,563
TOTAL INDONESIA			1,063,376
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	208,125
Ivory Coast - 0.1%
Ivory Coast 3.75% 12/31/32 (b)(d)		200,000	139,000
Latvia - 0.1%
Latvian Republic 5.25% 2/22/17 (e)		200,000	205,500
Lebanon - 0.2%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		325,000	409,500
Lithuania - 0.1%
Lithuanian Republic:
6.125% 3/9/21 (e)		150,000	162,000
7.375% 2/11/20 (e)		125,000	146,719
TOTAL LITHUANIA			308,719
Mexico - 0.8%
United Mexican States:
5.125% 1/15/20		200,000	234,000
5.75% 10/12/21		300,000	327,000
6.05% 1/11/40		350,000	435,750
6.75% 9/27/34		350,000	467,250
7.5% 4/8/33		220,000	314,600
11.375% 9/15/16		100,000	141,250
TOTAL MEXICO			1,919,850
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (e)		200,000	208,660
Government Obligations - continued
		Principal Amount (c)	Value
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (e)		$ 225,000	$ 244,688
Panama - 0.2%
Panamanian Republic:
7.125% 1/29/26		200,000	271,000
9.375% 4/1/29		150,000	245,250
TOTAL PANAMA			516,250
Peru - 0.2%
Peruvian Republic:
7.35% 7/21/25		100,000	138,000
8.75% 11/21/33		270,000	429,975
TOTAL PERU			567,975
Philippines - 0.7%
Philippine Republic:
6.5% 1/20/20		365,000	445,300
7.75% 1/14/31		400,000	557,000
10.625% 3/16/25		360,000	585,000
TOTAL PHILIPPINES			1,587,300
Poland - 0.0%
Polish Government 6.375% 7/15/19		70,000	82,425
Qatar - 0.2%
State of Qatar 5.75% 1/20/42 (e)		450,000	501,750
Romania - 0.1%
Romanian Republic 6.75% 2/7/22 (e)		246,000	258,608
Russia - 1.5%
Russian Federation:
3.25% 4/4/17 (e)		400,000	405,520
5% 4/29/20 (e)		300,000	324,390
5.625% 4/4/42 (e)		400,000	423,000
7.5% 3/31/30 (Reg. S)		523,250	627,900
11% 7/24/18 (Reg. S)		750,000	1,060,350
12.75% 6/24/28 (Reg. S)		400,000	724,520
TOTAL RUSSIA			3,565,680
Serbia - 0.2%
Republic of Serbia 6.75% 11/1/24 (e)		437,667	431,102
South Africa - 0.0%
South African Republic 4.665% 1/17/24		100,000	104,750
Government Obligations - continued
		Principal Amount (c)	Value
Sri Lanka - 0.0%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		$ 100,000	$ 101,750
Turkey - 1.1%
Turkish Republic:
6.75% 5/30/40		300,000	335,250
7% 3/11/19		175,000	203,228
7% 6/5/20		350,000	412,125
7.375% 2/5/25		175,000	210,875
7.5% 7/14/17		325,000	380,250
8% 2/14/34		300,000	382,500
11.875% 1/15/30		350,000	603,330
TOTAL TURKEY			2,527,558
Ukraine - 0.1%
Ukraine Government 7.75% 9/23/20 (e)		150,000	135,375
Uruguay - 0.1%
Uruguay Republic 7.625% 3/21/36		150,000	210,750
Venezuela - 0.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		1,500	43,500
7.75% 10/13/19 (Reg. S)		110,000	95,150
11.75% 10/21/26 (Reg. S)		375,000	376,875
11.95% 8/5/31 (Reg. S)		500,000	502,500
12.75% 8/23/22		450,000	486,000
TOTAL VENEZUELA			1,504,025
TOTAL GOVERNMENT OBLIGATIONS (Cost $23,543,275)			24,515,923
Common Stocks - 0.1%
	Shares
Metals/Mining - 0.1%
Rentech Nitrogen Partners LP (Cost $82,000)	4,100	120,827
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.8%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	195,200
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	3,000	$ 292,410
Electric Utilities - 0.5%
PPL Corp. 9.50%	20,000	1,067,800
Homebuilders/Real Estate - 0.1%
Health Care REIT, Inc. Series I, 6.50%	4,000	213,500
TOTAL CONVERTIBLE PREFERRED STOCKS		1,768,910
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.2%
Ally Financial, Inc. 7.00% (e)	450	379,125
U.S. Bancorp Series F, 6.50%	4,054	109,701
		488,826
Diversified Financial Services - 0.5%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,197,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,686,326
TOTAL PREFERRED STOCKS (Cost $3,563,038)		3,455,236
Floating Rate Loans - 7.6%
	Principal Amount (c)
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.7398% 3/23/14 (g)	$ 685,211	655,233
Broadcasting - 0.3%
CKX, Inc. Tranche 1LN, term loan 9% 6/21/17	335,000	276,375
Univision Communications, Inc. term loan 4.4888% 3/31/17 (g)	410,000	381,300
		657,675
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (g)	180,000	181,350
Cable TV - 0.0%
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (g)	40,000	40,000
Floating Rate Loans - continued
	Principal Amount (c)	Value
Capital Goods - 0.0%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (g)	$ 109,175	$ 108,766
Chemicals - 0.4%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (g)	119,364	121,303
INEOS U.S. Finance LLC:
term loan 6.5% 5/4/18 (g)	235,000	235,588
Tranche C 2LN, term loan 8.001% 12/16/14 (g)	515,334	534,015
		890,906
Diversified Financial Services - 0.1%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (g)	35,000	35,221
Nuveen Investments, Inc. Tranche B, term loan 7.25% 5/13/17 (g)	130,000	130,650
		165,871
Electric Utilities - 0.2%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7413% 10/10/17 (g)	1,000,000	555,000
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (g)	14,850	14,869
		569,869
Energy - 0.1%
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (g)	190,000	192,375
Everest Acquisition LLC Tranche B, term loan 6.5% 4/2/18 (g)	85,000	86,063
		278,438
Food & Drug Retail - 0.3%
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (g)	55,000	55,550
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (g)	746,231	738,769
		794,319
Healthcare - 0.2%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (g)	74,813	75,561
Sheridan Healthcare, Inc. Tranche 2LN, term loan 5.9888% 6/15/15 (g)	500,000	486,250
		561,811
Floating Rate Loans - continued
	Principal Amount (c)	Value
Homebuilders/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 4.4913% 10/10/16 (g)	$ 35,860	$ 33,305
term loan 4.77% 10/10/16 (g)	957,130	888,934
		922,239
Insurance - 0.6%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (g)	311,250	311,655
Tranche 2nd LN, term loan 9% 5/24/19 (g)	775,000	786,625
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (g)	310,000	320,850
		1,419,130
Leisure - 0.4%
Formula One Holdings Tranche B, term loan 5.75% 4/12/17 (g)	1,000,000	1,008,750
Restaurants - 0.2%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (g)	300,000	300,000
NPC International, Inc. Tranche B, term loan 5.25% 12/28/18 (g)	85,000	85,425
		385,425
Specialty Retailing - 0.0%
Michaels Stores, Inc. Tranche B1, term loan 2.75% 10/31/13 (g)	100,000	100,125
Super Retail - 0.6%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (g)	962,578	969,797
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (g)	498,737	483,775
		1,453,572
Technology - 2.2%
Avaya, Inc. term loan 3.2406% 10/27/14 (g)	198,431	194,710
Ceridian Corp. term loan 3.2388% 11/8/14 (g)	143,344	136,894
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (g)	1,000,000	1,016,300
First Data Corp. term loan 4.2398% 3/24/18 (g)	1,935,000	1,770,525
Kronos, Inc. Tranche B 2LN, term loan 10.4697% 6/11/18 (g)	1,000,000	1,020,000
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (g)	325,000	329,485
Floating Rate Loans - continued
	Principal Amount (c)	Value
Technology - continued
NXP BV:
Tranche A 2LN, term loan 5.5% 3/4/17 (g)	$ 114,425	$ 115,283
Tranche A6, term loan 5.25% 3/19/19 (g)	550,000	550,000
		5,133,197
Telecommunications - 1.2%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (g)	149,625	149,625
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (g)	933,913	770,478
Genesys SA Tranche B, term loan 6.75% 1/31/19 (g)	45,000	45,394
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (g)	485,000	483,788
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	309,375	307,388
term loan 6.875% 8/11/15	1,117,538	1,119,575
		2,876,248
TOTAL FLOATING RATE LOANS (Cost $18,082,708)		18,202,924
Preferred Securities - 1.5%

Banks & Thrifts - 0.9%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (f)(g)	400,000	391,305
AMBB Capital (L) Ltd. 6.77% (f)(g)	100,000	99,249
Bank of America Corp. 8% (f)(g)	520,000	535,600
Banque Federative du Credit Mutuel SA 4.471% (f)(g)	50,000	49,518
Barclays Bank PLC 4.75% (f)(g)	30,000	24,053
BNP Paribas SA 5.019% (f)(g)	50,000	49,465
Caisse Nationale des Caisses d' Epargne et de Prevoyance 4.75% (f)(g)	150,000	115,474
Intesa Sanpaolo SpA 8.047% (f)(g)	350,000	421,089
KBC Bank NV 8% (f)	100,000	105,702
Lloyds TSB Bank PLC 6.35% (f)(g)	80,000	80,512
Natixis SA 6.307% (f)(g)	150,000	139,733
OTP Bank PLC 5.875% (f)(g)	60,000	46,943
Societe Generale 4.196% (f)(g)	100,000	91,456
		2,150,099
Preferred Securities - continued
	Principal Amount (c)	Value
Diversified Financial Services - 0.1%
Fortis Hybrid Financing SA 5.125% (f)(g)	$ 50,000	$ 41,521
UBS AG 4.28% (f)(g)	200,000	216,506
		258,027
Electric Utilities - 0.2%
RWE AG 4.625% (f)(g)	100,000	129,549
Southern California Edison Co. 6.25% (f)(g)	420,000	434,789
		564,338
Food/Beverage/Tobacco - 0.1%
Suedzucker International Finance BV 5.25% (f)(g)	150,000	205,840
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (f)(g)	200,000	220,904
Insurance - 0.0%
Aviva PLC 4.7291% (f)(g)	50,000	53,598
Steel - 0.1%
Citic Pacific Ltd. 7.875% (f)(g)	200,000	190,779
TOTAL PREFERRED SECURITIES (Cost $3,688,265)		3,643,585
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $11,878,654)	11,878,654	11,878,654
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $229,261,067)		234,783,934
NET OTHER ASSETS (LIABILITIES) - 1.5%		3,655,426
NET ASSETS - 100%		$ 238,439,360
Currency Abbreviations
CNY	-	Chinese yuan
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,070,103 or 24.4% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,186
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 195,200	$ 195,200	$ -	$ -
Financials	2,192,236	1,599,611	592,625	-
Materials	120,827	120,827	-	-
Utilities	1,067,800	1,067,800	-	-
Corporate Bonds	172,966,785	-	172,966,785	-
Government Obligations	24,515,923	-	24,472,423	43,500
Floating Rate Loans	18,202,924	-	18,202,924	-
Preferred Securities	3,643,585	-	3,643,585	-
Money Market Funds	11,878,654	11,878,654	-	-
Total Investments in Securities:	$ 234,783,934	$ 14,862,092	$ 219,878,342	$ 43,500
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,200
Cost of Purchases	39,300
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 43,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 4,200

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $217,382,413)	$ 222,905,280
Fidelity Central Funds (cost $11,878,654)	11,878,654
Total Investments (cost $229,261,067)		$ 234,783,934
Cash		1,230,269
Receivable for investments sold		1,446,008
Receivable for fund shares sold		865,380
Dividends receivable		7,875
Interest receivable		3,905,351
Distributions receivable from Fidelity Central Funds		1,657
Prepaid expenses		84
Receivable from investment adviser for expense reductions		39,212
Other receivables		28,481
Total assets		242,308,251

Liabilities
Payable for investments purchased	$ 3,219,585
Payable for fund shares redeemed	336,265
Distributions payable	64,283
Accrued management fee	140,687
Distribution and service plan fees payable	12,089
Other affiliated payables	33,983
Other payables and accrued expenses	61,999
Total liabilities		3,868,891

Net Assets		$ 238,439,360
Net Assets consist of:
Paid in capital		$ 232,669,740
Undistributed net investment income		276,966
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,785)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,524,439
Net Assets		$ 238,439,360

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,102,301 ÷ 1,037,346 shares)	$ 9.74

Maximum offering price per share (100/96.00 of $9.74)	$ 10.15
Class T: Net Asset Value and redemption price per share ($9,362,120 ÷ 961,341 shares)	$ 9.74

Maximum offering price per share (100/96.00 of $9.74)	$ 10.15
Class C: Net Asset Value and offering price per share ($9,877,897 ÷ 1,014,306 shares)A	$ 9.74

Fidelity Global High Income Fund: Net Asset Value, offering price and redemption price per share ($197,479,638 ÷ 20,278,000 shares)	$ 9.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,617,404 ÷ 1,192,936 shares)	$ 9.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period May 11, 2011 (commencement of operations) to April 30, 2012

Investment Income
Dividends		$ 313,281
Interest		7,759,092
Income from Fidelity Central Funds		17,186
Total income		8,089,559

Expenses
Management fee	$ 909,030
Transfer agent fees	164,268
Distribution and service plan fees	131,263
Accounting fees and expenses	65,796
Custodian fees and expenses	22,248
Independent trustees' compensation	637
Registration fees	150,015
Audit	60,949
Legal	179
Miscellaneous	613
Total expenses before reductions	1,504,998
Expense reductions	(120,252)	1,384,746
Net investment income (loss)		6,704,813
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(434,478)
Foreign currency transactions	11,780
Total net realized gain (loss)		(422,698)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,522,867
Assets and liabilities in foreign currencies	1,572
Total change in net unrealized appreciation (depreciation)		5,524,439
Net gain (loss)		5,101,741
Net increase (decrease) in net assets resulting from operations		$ 11,806,554

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period May 11, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,704,813
Net realized gain (loss)	(422,698)
Change in net unrealized appreciation (depreciation)	5,524,439
Net increase (decrease) in net assets resulting from operations	11,806,554
Distributions to shareholders from net investment income	(6,036,946)
Share transactions - net increase (decrease)	232,610,907
Redemption fees	58,845
Total increase (decrease) in net assets	238,439,360

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $276,966)	$ 238,439,360

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended April 30,	2012I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.476
Net realized and unrealized gain (loss)	(.317)H
Total from investment operations	.159
Distributions from net investment income	(.423)
Redemption fees added to paid in capitalE	.004
Net asset value, end of period	$ 9.74
Total ReturnB,C,D	1.80%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.38%A
Expenses net of fee waivers, if any	1.25%A
Expenses net of all reductions	1.25%A
Net investment income (loss)	5.15%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,102
Portfolio turnover rateG	36%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended April 30,	2012I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.477
Net realized and unrealized gain (loss)	(.318)H
Total from investment operations	.159
Distributions from net investment income	(.423)
Redemption fees added to paid in capitalE	.004
Net asset value, end of period	$ 9.74
Total ReturnB,C,D	1.80%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.39%A
Expenses net of fee waivers, if any	1.25%A
Expenses net of all reductions	1.25%A
Net investment income (loss)	5.15%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,362
Portfolio turnover rateG	36%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended April 30,	2012I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.407
Net realized and unrealized gain (loss)	(.317)H
Total from investment operations	.090
Distributions from net investment income	(.354)
Redemption fees added to paid in capitalE	.004
Net asset value, end of period	$ 9.74
Total ReturnB,C,D	1.07%
Ratios to Average Net AssetsF,J
Expenses before reductions	2.15%A
Expenses net of fee waivers, if any	2.00%A
Expenses net of all reductions	2.00%A
Net investment income (loss)	4.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,878
Portfolio turnover rateG	36%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global High Income Fund

Period ended April 30,	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.495
Net realized and unrealized gain (loss)	(.312)G
Total from investment operations	.183
Distributions from net investment income	(.447)
Redemption fees added to paid in capitalD	.004
Net asset value, end of period	$ 9.74
Total ReturnB,C	2.06%
Ratios to Average Net AssetsE,I
Expenses before reductions	1.07%A
Expenses net of fee waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income (loss)	5.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 197,480
Portfolio turnover rateF	36%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended April 30,	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.499
Net realized and unrealized gain (loss)	(.317)G
Total from investment operations	.182
Distributions from net investment income	(.446)
Redemption fees added to paid in capitalD	.004
Net asset value, end of period	$ 9.74
Total ReturnB,C	2.05%
Ratios to Average Net AssetsE,I
Expenses before reductions	1.13%A
Expenses net of fee waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income (loss)	5.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,617
Portfolio turnover rateF	36%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2012

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2012,

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,719,117
Gross unrealized depreciation	(2,780,469)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,938,648

Tax Cost	$ 228,845,286

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (67,261)
Net unrealized appreciation (depreciation)	$ 5,940,220

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term	$ (67,261)

The tax character of distributions paid was as follows:

April 30, 2012
Ordinary Income	$ 6,036,946

Short-Term Trading (Redemption) Fees. Shares purchased by investors on or after May 11, 2011 and held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $258,684,759 and $43,098,861, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 22,029	$ 20,874
Class T	-%	.25%	21,209	20,664
Class C	.75%	.25%	88,025	84,275
			$ 131,263	$ 125,813

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,142
Class T	503
Class C*	85
$ 1,730

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 13,294.15
Class T	13,181.16
Class C	14,418.16
Fidelity Global High Income Fund	108,826.12
Institutional Class	14,549.16
	$ 164,268

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 11,921
Class T	1.25%	11,924
Class C	2.00%	13,236
Fidelity Global High Income Fund	1.00%	70,169
Institutional Class	1.00%	12,732
		$ 119,982

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $265.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended April 30, 2012A
From net investment income
Class A	$ 402,965
Class T	387,723
Class C	336,670
Fidelity Global High Income Fund	4,456,971
Institutional Class	452,617
Total	$ 6,036,946

A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

Period ended April 30, 2012	SharesA	DollarsA
Class A
Shares sold	1,008,044	$ 10,024,439
Reinvestment of distributions	41,780	398,734
Shares redeemed	(12,478)	(116,852)
Net increase (decrease)	1,037,346	$ 10,306,321
Class T
Shares sold	921,272	$ 9,193,674
Reinvestment of distributions	40,469	386,240
Shares redeemed	(400)	(3,622)
Net increase (decrease)	961,341	$ 9,576,292
Class C
Shares sold	984,643	$ 9,801,675
Reinvestment of distributions	35,061	334,568
Shares redeemed	(5,398)	(51,628)
Net increase (decrease)	1,014,306	$ 10,084,615
Fidelity Global High Income Fund
Shares sold	23,708,542	$ 223,736,089
Reinvestment of distributions	434,668	4,160,533
Shares redeemed	(3,865,210)	(36,979,231)
Net increase (decrease)	20,278,000	$ 190,917,391
Institutional Class
Shares sold	1,200,015	$ 11,782,075
Reinvestment of distributions	44,896	428,550
Shares redeemed	(51,975)	(484,337)
Net increase (decrease)	1,192,936	$ 11,726,288

A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Global High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the period May 11, 2011 (commencement of operations) to April 30, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2012 by correspondence with the custodian, agent banks and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 14, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).]

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,809,349 of distributions paid during the period January 1, 2012 to April 30, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan
Limited

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AGHII-UANN-0612
1.926264.100

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, April 30, 2012, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Series High Income Fund (the "Fund"):

Services Billed by Deloitte Entities

April 30, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series High Income Fund	$50,000	$-	$5,700	$1,500

April 30, 2011 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series High Income Fund	$40,000	$-	$5,700	$100

A Amounts may reflect rounding.

B Fidelity Series High Income Fund commenced operations on March 10, 2011.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Capital & Income Fund, Fidelity Focused High Income Fund, Fidelity Global High Income Fund and Fidelity High Income Fund (the "Funds"):

Services Billed by PwC

April 30, 2012 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital & Income Fund	$188,000	$-	$3,300	$5,700
Fidelity Focused High Income Fund	$72,000	$-	$3,300	$1,900
Fidelity Global High Income Fund	$51,000	$-	$3,300	$1,400
Fidelity High Income Fund	$152,000	$-	$3,300	$3,500

April 30, 2011 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital & Income Fund	$182,000	$-	$3,300	$9,000
Fidelity Focused High Income Fund	$64,000	$-	$3,300	$2,300
Fidelity Global High Income Fund	$-	$-	$-	$-
Fidelity High Income Fund	$147,000	$-	$3,300	$6,200

A Amounts may reflect rounding.

B Fidelity Global High Income Fund commenced operations on May 11, 2011.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	April 30, 2012A	April 30, 2011 FeesA,B
Audit-Related Fees	$410,000	$645,000
Tax Fees	$-	$-
All Other Fees	$610,000	$730,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series High Income Fund's commencement of operations.

Services Billed by PwC

	April 30, 2012A,B	April 30, 2011A,B
Audit-Related Fees	$3,795,000	$2,535,000
Tax Fees	$-	$-
All Other Fees	$-	$365,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Global High Income Fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2012 A,B	April 30, 2011 A,B
Deloitte Entities	$1,130,000	$1,470,000
PwC	$5,070,000	$4,735,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series High Income Fund's and the Fidelity Global High Income Fund's commencements of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 27, 2012